UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Ginnie Mae Fund
Actual	$ 1,000.00	$ 1,034.40	$ 2.31
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Intermediate Government Income Fund
Actual	$ 1,000.00	$ 1,024.80	$ 2.30
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Ginnie Mae Fund	.45%
Intermediate Government Income Fund	.45%

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of January 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.1	4.7
4 - 4.99%	6.6	7.8
5 - 5.99%	46.4	55.4
6 - 6.99%	30.9	25.1
7 - 7.99%	7.8	5.5
8% and over	0.8	0.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2007
6 months ago
Years	5.6	6.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	3.4	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 ** A
	Mortgage Securities 87.6%		Mortgage Securities 84.4%
	CMOs and Other Mortgage Related Securities 14.5%		CMOs and Other Mortgage Related Securities 19.1%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 0.8%
	Short-Term Investments and Net Other Assets (3.0)% (dagger)		Short-Term Investments and Net Other Assets (4.3)% (dagger)
* GNMA Securities	95.2%	** GNMA Securities	97.7%
		A Futures and Swaps	2.4%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 87.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 2.5%
3.76% 10/1/33 (c)	$ 486	$ 479
3.818% 10/1/33 (c)	4,166	4,118
3.825% 4/1/33 (c)	1,361	1,356
4.174% 3/1/35 (c)	1,917	1,921
4.258% 1/1/34 (c)	1,262	1,252
4.284% 10/1/33 (c)	196	195
4.289% 10/1/34 (c)	154	155
4.295% 3/1/33 (c)	221	216
4.305% 3/1/33 (c)	528	527
4.317% 6/1/33 (c)	258	257
4.347% 4/1/35 (c)	267	266
4.398% 10/1/34 (c)	2,400	2,370
4.406% 5/1/35 (c)	1,407	1,406
4.515% 10/1/35 (c)	177	177
4.533% 7/1/35 (c)	1,708	1,704
4.58% 2/1/35 (c)	2,002	1,973
4.621% 3/1/35 (c)	193	193
4.633% 1/1/33 (c)	304	305
4.66% 9/1/34 (c)	163	164
4.704% 10/1/32 (c)	72	72
4.711% 2/1/33 (c)	90	91
4.746% 5/1/33 (c)	27	27
4.761% 10/1/32 (c)	128	130
4.762% 1/1/35 (c)	1,646	1,631
4.775% 1/1/35 (c)	74	74
4.784% 12/1/34 (c)	457	453
4.804% 8/1/34 (c)	421	424
4.809% 2/1/33 (c)	624	625
4.842% 10/1/35 (c)	1,162	1,154
4.849% 9/1/34 (c)	810	808
4.988% 2/1/35 (c)	164	164
4.99% 12/1/32 (c)	53	53
4.991% 9/1/34 (c)	715	713
5.058% 11/1/34 (c)	108	108
5.064% 7/1/34 (c)	204	204
5.07% 5/1/35 (c)	2,846	2,853
5.094% 9/1/34 (c)	405	405
5.145% 3/1/34 (c)	8,150	8,154
5.175% 6/1/35 (c)	2,029	2,038
5.176% 8/1/33 (c)	620	622
5.181% 3/1/35 (c)	244	244
5.238% 7/1/35 (c)	1,957	1,964
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5.267% 11/1/36 (c)	$ 1,482	$ 1,489
5.285% 7/1/35 (c)	232	234
5.325% 12/1/34 (c)	639	641
5.5% 11/1/13 to 11/1/22	779	815
5.838% 3/1/36 (c)	4,602	4,648
5.911% 3/1/36 (c)	4,445	4,482
6.352% 8/1/36 (c)	3,497	3,552
6.5% 10/1/17 to 7/1/32	17,097	17,470
7% 11/1/16 to 3/1/17	1,972	2,016
7.5% 3/1/07 to 4/1/17	2,713	2,785
8.5% 12/1/27	311	334
9.5% 9/1/30	470	517
10.25% 10/1/18	13	14
11.5% 5/1/14 to 9/1/15	34	38
12.5% 11/1/13 to 7/1/16	74	82
13.25% 9/1/11	47	52
		81,214
Freddie Mac - 2.2%
3.76% 10/1/33 (c)	5,704	5,616
4.772% 3/1/33 (c)	233	235
4.782% 10/1/32 (c)	86	86
5.291% 11/1/35 (c)	2,752	2,762
5.296% 6/1/35 (c)	1,925	1,917
5.5% 11/1/17 to 1/1/25	14,440	14,326
5.685% 4/1/32 (c)	90	91
6.602% 7/1/36 (c)	8,759	8,853
6.619% 10/1/36 (c)	12,767	12,923
6.783% 9/1/36 (c)	25,891	26,318
8.5% 2/1/09 to 6/1/25	68	71
9% 7/1/08 to 7/1/21	147	151
9.5% 7/1/30 to 8/1/30	155	172
9.75% 12/1/08 to 4/1/13	8	9
10% 1/1/09 to 11/1/20	338	364
10.25% 2/1/09 to 11/1/16	143	148
10.5% 5/1/10	4	4
11.25% 2/1/10	14	15
11.75% 11/1/11	10	10
12% 5/1/10 to 2/1/17	67	74
12.5% 11/1/12 to 5/1/15	94	105
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
13% 5/1/14 to 11/1/14	$ 12	$ 13
13.5% 1/1/13 to 12/1/14	6	7
		74,270
Government National Mortgage Association - 82.9%
3.5% 3/20/34	1,252	1,075
3.5% 5/20/34 (c)	1,385	1,372
3.5% 5/20/35 (c)	1,981	1,940
3.5% 6/20/35 (c)	2,046	2,005
3.75% 1/20/34 (c)	2,486	2,477
3.75% 4/20/34 (c)	6,445	6,394
3.75% 5/20/34 (c)	3,114	3,089
3.75% 6/20/34 (c)	13,278	13,173
3.75% 5/20/35 (c)	8,876	8,726
3.75% 6/20/35 (c)	5,160	5,072
4% 11/20/33	1,524	1,355
4% 4/20/35 (c)	3,342	3,293
4.25% 7/20/34 (c)	1,235	1,225
4.5% 4/15/18 to 4/20/34	151,889	144,440
4.5% 9/20/34 (c)	5,913	5,874
4.5% 3/20/35 (c)	1,185	1,178
4.5% 6/20/35 (c)	5,084	5,061
4.5% 12/20/36 (c)	13,214	12,950
5% 10/15/18 to 4/20/36 (b)	491,915	475,602
5% 2/1/22 (a)	2,758	2,705
5% 2/20/35 (c)	145	145
5% 6/20/35 (c)	6,206	6,145
5.5% 12/20/18 to 9/20/36	716,561	708,914
5.5% 2/1/37 (a)(b)	50,000	49,512
5.5% 2/1/37 (a)	12,000	11,883
5.5% 2/1/37 (a)	22,000	21,725
5.5% 2/20/37 (a)	48,200	47,730
5.75% 8/20/35 (c)	752	754
6% 8/15/17 to 6/15/35	629,636	636,977
6.5% 4/15/23 to 12/15/36 (b)	204,142	209,043
6.5% 2/1/37 (a)	4,921	5,035
6.5% 2/1/37 (a)(b)	59,100	60,319
7% 10/20/16 to 9/20/36	193,837	200,494
7.25% 9/15/27 to 12/15/30	351	366
7.395% 6/20/25 to 11/20/27	2,167	2,251
7.5% 3/15/07 to 9/20/32	49,237	51,476
8% 4/15/07 to 7/15/32	12,023	12,653
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8.5% 7/15/08 to 2/15/31	$ 4,690	$ 4,997
9% 5/15/08 to 5/15/30	1,910	2,077
9.5% 12/20/15 to 4/20/17	647	707
10.5% 1/15/14 to 9/15/19	688	766
13% 2/15/11 to 1/15/15	157	179
13.5% 7/15/10 to 1/15/15	22	25
		2,733,179
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,908,779)		2,888,663
Asset-Backed Securities - 0.9%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (c) (Cost $28,756)	28,756	28,799
Collateralized Mortgage Obligations - 13.8%

U.S. Government Agency - 13.8%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	4,824	738
Series 2006-48 Class LF, 0% 8/25/34 (c)	1,366	1,324
target amortization class Series G94-2 Class D, 6.45% 1/25/24	3,765	3,833
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2007-72 Class FB, 6.22% 12/25/31 (c)	17,333	17,762
Freddie Mac floater Series 2344 Class FP, 6.27% 8/15/31 (c)	2,389	2,446
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3% 1/15/32 (c)	4,652	4,780
Class PF, 6.3% 12/15/31 (c)	4,572	4,697
Series 2412 Class GF, 6.27% 2/15/32 (c)	1,957	2,003
Series 2861 Class JF, 5.62% 4/15/17 (c)	3,223	3,237
Series 3094 Class UF, 0% 9/15/34 (c)	608	575
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	4,807	5,003
Series 2787 Class OI, 5.5% 10/15/24 (d)	5,873	217
Series 40 Class K, 6.5% 8/17/24	1,954	2,014
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	$ 8,550	$ 8,851
Series 2601 Class TI, 5.5% 10/15/22 (d)	20,187	3,215
Series 2750 Class ZT, 5% 2/15/34	5,922	5,209
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,165
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	44,401	43,147
Class ZJ, 6% 10/20/32	22,569	22,592
Ginnie Mae guaranteed REMIC pass thru securities:
floater:
Series 2001-22 Class FM, 5.67% 5/20/31 (c)	820	825
Series 2002-41 Class HF, 5.72% 6/16/32 (c)	875	881
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,264	1,346
Series 2000-26 Class PK, 7.5% 9/20/30	3,580	3,720
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,349
Series 2002-5 Class PD, 6.5% 5/16/31	13,702	13,749
Series 2003-20 Class BI, 5.5% 5/16/27 (d)	524	1
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	6,073	469
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	7,565	189
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	2,901	57
Series 2003-7 Class IN, 5.5% 1/16/28 (d)	8,978	327
Series 2003-70 Class LE, 5% 7/20/32	44,000	42,156
Series 2004-19:
Class DJ, 4.5% 3/20/34	3,272	3,209
Class DP, 5.5% 3/20/34	3,895	3,897
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,324
Class UA, 3.5% 2/20/32	6,505	6,277
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,652
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	2,581	424
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	8,919	1,351
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,208
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,386
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,482
Series 2005-58 Class NJ, 4.5% 8/20/35	41,635	40,763
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,551
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	$ 944	$ 1,003
Series 2001-40 Class Z, 6% 8/20/31	8,297	8,356
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	478	509
Series 2003-7 Class VP, 6% 11/20/13	5,322	5,364
Series 2004-65 Class VE, 5.5% 7/20/15	4,908	4,924
Series 2004-86 Class G, 6% 10/20/34	6,273	6,300
Series 2005-28 Class AJ, 5.5% 4/20/35	33,430	33,463
Series 2005-47 Class ZY, 6% 6/20/35	4,398	4,311
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	960
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,203
Series 1995-6 Class Z, 7% 9/20/25	2,629	2,756
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	977
Series 2006-13 Class DS, 3.12% 3/20/36 (c)	48,332	41,182
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $465,846)		455,709
Commercial Mortgage Securities - 0.7%

Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	31,363	269
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9125% 1/17/38 (c)(d)	37,459	761
Series 1998-M4 Class N, 1.1245% 2/25/35 (c)(d)	16,714	338
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential payer Series 2001-58 Class X, 1.3398% 9/16/41 (c)(d)	181,955	5,729
Series 2001-12 Class X, 0.8979% 7/16/40 (c)(d)	46,483	1,644
Ginnie Mae guaranteed REMIC pass thru securities:
sequential payer Series 2002-81 Class IO, 1.8717% 9/16/42 (c)(d)	121,262	6,314
Series 2002-62 Class IO, 1.4945% 8/16/42 (c)(d)	90,103	4,519
Series 2002-85 Class X, 1.7544% 3/16/42 (c)(d)	65,815	3,990
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $44,738)		23,564
Cash Equivalents - 3.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements in a joint trading account at:
5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 4,490	$ 4,489
5.29%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) #	115,684	115,667
TOTAL CASH EQUIVALENTS (Cost $120,156)		120,156
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $3,568,275)		3,516,891
NET OTHER ASSETS - (6.6)%		(218,097)
NET ASSETS - 100%		$ 3,298,794
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$4,489,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 883
Barclays Capital, Inc.	1,603
Deutsche Bank Securities, Inc.	2,003
$ 4,489
$115,667,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 7,374
Banc of America Securities LLC	26,195
Bank of America, NA	6,555
Barclays Capital, Inc.	29,497
Citigroup Global Markets, Inc.	1,639
Countrywide Securities Corp.	21,302
Greenwich Capital Markets, Inc.	165
HSBC Securities (USA), Inc.	3,277
Societe Generale, New York Branch	3,277
UBS Securities LLC	13,109
WestLB AG	3,277
$ 115,667
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $9,594,000 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Fidelity Ginnie Mae Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $120,156) - See accompanying schedule: Unaffiliated issuers (cost $3,568,275)		$ 3,516,891
Commitment to sell securities on a delayed delivery basis	$ (115,808)
Receivable for securities sold on a delayed delivery basis	115,714	(94)
Receivable for investments sold Regular delivery		13,617
Delayed delivery		18,859
Receivable for fund shares sold		847
Interest receivable		15,929
Other receivables		53
Total assets		3,566,102

Liabilities
Payable to custodian bank	$ 291
Payable for investments purchased Regular delivery	59,832
Delayed delivery	199,790
Payable for fund shares redeemed	4,531
Distributions payable	1,561
Accrued management fee	880
Other affiliated payables	423
Total liabilities		267,308

Net Assets		$ 3,298,794
Net Assets consist of:
Paid in capital		$ 3,408,848
Distributions in excess of net investment income		(9,011)
Accumulated undistributed net realized gain (loss) on investments		(49,565)
Net unrealized appreciation (depreciation) on investments		(51,478)
Net Assets, for 307,649 shares outstanding		$ 3,298,794
Net Asset Value, offering price and redemption price per share ($3,298,794 ÷ 307,649 shares)		$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 91,080

Expenses
Management fee	$ 5,359
Transfer agent fees	1,680
Fund wide operations fee	514
Independent trustees' compensation	6
Miscellaneous	4
Total expenses before reductions	7,563
Expense reductions	(31)	7,532
Net investment income		83,548
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,984)
Swap agreements	1,321
Total net realized gain (loss)		(14,663)
Change in net unrealized appreciation (depreciation) on: Investment securities	46,931
Swap agreements	(1,500)
Delayed delivery commitments	969
Total change in net unrealized appreciation (depreciation)		46,400
Net gain (loss)		31,737
Net increase (decrease) in net assets resulting from operations		$ 115,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 83,548	$ 171,119
Net realized gain (loss)	(14,663)	(34,126)
Change in net unrealized appreciation (depreciation)	46,400	(76,350)
Net increase (decrease) in net assets resulting from operations	115,285	60,643
Distributions to shareholders from net investment income	(82,558)	(186,731)
Distributions to shareholders from net realized gain	-	(7,297)
Total distributions	(82,558)	(194,028)
Share transactions Proceeds from sales of shares	155,702	426,203
Reinvestment of distributions	73,153	172,335
Cost of shares redeemed	(327,783)	(1,133,635)
Net increase (decrease) in net assets resulting from share transactions	(98,928)	(535,097)
Total increase (decrease) in net assets	(66,201)	(668,482)

Net Assets
Beginning of period	3,364,995	4,033,477
End of period (including distributions in excess of net investment income of $9,011 and distributions in excess of net investment income of $10,001, respectively)	$ 3,298,794	$ 3,364,995
Other Information Shares
Sold	14,488	39,460
Issued in reinvestment of distributions	6,797	15,990
Redeemed	(30,497)	(105,330)
Net increase (decrease)	(9,212)	(49,880)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 11.00	$ 11.00	$ 11.05	$ 11.11	$ 10.91
Income from Investment Operations
Net investment income D	.267	.497	.443	.404	.364	.563
Net realized and unrealized gain (loss)	.097	(.315)	.004	.027	(.029)	.225
Total from investment operations	.364	.182	.447	.431	.335	.788
Distributions from net investment income	(.264)	(.542)	(.447)	(.391)	(.395)	(.588)
Distributions from net realized gain	-	(.020)	-	(.090)	-	-
Total distributions	(.264)	(.562)	(.447)	(.481)	(.395)	(.588)
Net asset value, end of period	$ 10.72	$ 10.62	$ 11.00	$ 11.00	$ 11.05	$ 11.11
Total Return B, C	3.44%	1.70%	4.11%	3.96%	3.02%	7.42%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.57%	.60%	.57%	.60%
Expenses net of fee waivers, if any	.45% A	.45%	.57%	.60%	.57%	.60%
Expenses net of all reductions	.44% A	.45%	.57%	.60%	.57%	.60%
Net investment income	4.93% A	4.61%	4.00%	3.64%	3.25%	5.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,299	$ 3,365	$ 4,033	$ 3,977	$ 5,606	$ 5,743
Portfolio turnover rate	106% A	183%	160%	155%	262%	327%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	0.0	3.1
2 - 2.99%	2.4	9.6
3 - 3.99%	9.5	12.8
4 - 4.99%	42.1	37.0
5 - 5.99%	30.0	21.5
6 - 6.99%	8.0	8.8
7% and over	1.5	1.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2007
6 months ago
Years	3.9	4.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	3.2	3.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007	As of July 31, 2006
Mortgage Securities 12.1%	Mortgage Securities 11.5%
CMOs and Other Mortgage Related Securities 11.6%	CMOs and Other Mortgage Related Securities 11.8%
U.S. Treasury Obligations 32.8%	U.S. Treasury Obligations 43.4%
U.S. Government Agency Obligations 41.6%	U.S. Government Agency Obligations 29.8%
Asset-Backed Securities 0.9%	Asset-Backed Securities 0.8%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 74.4%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 41.6%
Fannie Mae:
3.25% 1/15/08	$ 370	$ 363
3.25% 2/15/09	745	718
4.125% 5/15/10	9,300	9,034
4.5% 10/15/08	2,905	2,876
4.625% 10/15/13	19,570	19,035
4.75% 12/15/10	58,500	57,816
4.875% 4/15/09	1,391	1,384
5% 9/15/08	15,335	15,297
5.125% 1/2/14	6,000	5,943
5.25% 9/15/16	13,000	13,092
6.375% 6/15/09	11,220	11,534
7.25% 1/15/10	1,779	1,883
Federal Home Loan Bank:
4.5% 10/14/08	1,850	1,831
5% 9/18/09	2,790	2,786
5.375% 8/19/11	16,960	17,177
5.8% 9/2/08	9,595	9,671
Freddie Mac:
3.625% 9/15/08	2,285	2,231
4.25% 7/15/09	10,180	9,982
5.125% 4/18/08	10,000	9,986
5.125% 4/18/11	2,360	2,362
5.25% 7/18/11	54,308	54,618
5.75% 3/15/09	4,000	4,050
5.75% 1/15/12	986	1,013
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	8,386	8,393
6.8% 2/15/12	7,500	7,871
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	9,000	9,184
5.685% 5/15/12	3,915	4,015
4.974% 8/15/13	3,435	3,416
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	$ 808	$ 801
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,085
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		298,447
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
2.375% 4/15/11	16,650	16,607
2.5% 7/15/16	1,247	1,259
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		17,866
U.S. Treasury Obligations - 30.3%
U.S. Treasury Notes:
3.375% 9/15/09	63,842	61,516
4.25% 11/15/14 (b)	29,000	27,934
4.25% 8/15/15	3,000	2,880
4.375% 12/15/10	36,060	35,495
4.75% 5/15/14 (b)	29,058	28,926
4.875% 4/30/08	33,746	33,684
4.875% 5/15/09	21,750	21,735
5.125% 5/15/16	5,000	5,107
TOTAL U.S. TREASURY OBLIGATIONS		217,277
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $537,486)		533,590
U.S. Government Agency - Mortgage Securities - 12.1%

Fannie Mae - 8.8%
3.731% 1/1/35 (e)	169	167
3.76% 10/1/33 (e)	100	99
3.763% 12/1/34 (e)	106	105
3.787% 6/1/34 (e)	529	518
3.791% 12/1/34 (e)	22	22
3.807% 6/1/33 (e)	95	94
3.831% 1/1/35 (e)	327	324
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.85% 1/1/35 (e)	$ 96	$ 95
3.865% 1/1/35 (e)	191	190
3.876% 6/1/33 (e)	466	463
3.89% 10/1/34 (e)	119	118
3.901% 12/1/34 (e)	106	106
3.907% 5/1/33 (e)	539	537
3.938% 5/1/33 (e)	33	33
3.942% 5/1/34 (e)	598	589
3.943% 5/1/34 (e)	28	28
3.954% 9/1/33 (e)	1,072	1,061
3.959% 1/1/35 (e)	131	130
3.988% 2/1/35 (e)	99	99
4% 9/1/13 to 9/1/18	2,465	2,328
4.007% 1/1/35 (e)	71	70
4.008% 10/1/18 (e)	82	81
4.013% 1/1/35 (e)	47	47
4.05% 2/1/35 (e)	91	90
4.073% 3/1/35 (e)	2,047	2,027
4.077% 2/1/35 (e)	178	176
4.079% 2/1/35 (e)	54	53
4.081% 4/1/33 (e)	41	41
4.084% 2/1/35 (e)	59	59
4.102% 1/1/35 (e)	185	183
4.103% 1/1/35 (e)	190	190
4.112% 2/1/35 (e)	227	226
4.127% 2/1/35 (e)	154	154
4.132% 1/1/35 (e)	335	332
4.158% 11/1/34 (e)	48	48
4.17% 1/1/35 (e)	239	234
4.25% 2/1/35 (e)	112	110
4.258% 1/1/34 (e)	277	275
4.277% 8/1/33 (e)	208	206
4.279% 3/1/35 (e)	98	98
4.284% 10/1/33 (e)	42	42
4.289% 10/1/34 (e)	51	52
4.305% 3/1/33 (e)	115	115
4.308% 3/1/33 (e)	62	61
4.317% 6/1/33 (e)	58	58
4.33% 5/1/35 (e)	129	128
4.347% 1/1/35 (e)	119	117
4.347% 4/1/35 (e)	56	56
4.365% 2/1/34 (e)	243	241
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.398% 10/1/34 (e)	$ 540	$ 533
4.402% 2/1/35 (e)	182	179
4.406% 5/1/35 (e)	312	312
4.429% 3/1/35 (e)	175	172
4.435% 5/1/35 (e)	118	118
4.45% 8/1/34 (e)	330	328
4.49% 11/1/33 (e)	174	173
4.493% 5/1/33 (e)	130	130
4.5% 9/1/18 to 10/1/18	989	952
4.505% 1/1/35 (e)	128	128
4.508% 2/1/35 (e)	1,848	1,843
4.511% 2/1/35 (e)	1,450	1,443
4.514% 2/1/35 (e)	96	95
4.515% 10/1/35 (e)	89	88
4.531% 2/1/35 (e)	66	66
4.533% 7/1/35 (e)	370	369
4.566% 9/1/34 (e)	2,575	2,551
4.571% 7/1/35 (e)	368	367
4.58% 2/1/35 (e)	440	434
4.621% 3/1/35 (e)	41	41
4.633% 1/1/33 (e)	66	66
4.648% 3/1/35 (e)	800	799
4.66% 9/1/34 (e)	41	41
4.704% 10/1/32 (e)	14	14
4.711% 2/1/33 (e)	20	20
4.718% 10/1/34 (e)	345	342
4.727% 7/1/34 (e)	317	316
4.746% 5/1/33 (e)	9	9
4.761% 10/1/32 (e)	29	30
4.775% 1/1/35 (e)	11	11
4.784% 12/1/34 (e)	94	93
4.792% 4/1/35 (e)	1,376	1,380
4.8% 6/1/35 (e)	409	409
4.804% 8/1/34 (e)	91	92
4.809% 2/1/33 (e)	128	129
4.813% 11/1/34 (e)	274	272
4.816% 11/1/35 (e)	1,203	1,208
4.829% 7/1/36 (e)	640	637
4.842% 10/1/35 (e)	239	238
4.866% 10/1/34 (e)	1,049	1,044
4.895% 10/1/35 (e)	173	173
4.903% 5/1/35 (e)	199	198
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.952% 8/1/34 (e)	$ 843	$ 842
4.988% 2/1/35 (e)	36	36
4.99% 12/1/32 (e)	11	11
5% 2/1/16 to 2/1/18	572	562
5.049% 12/1/32 (e)	1,212	1,209
5.058% 11/1/34 (e)	22	22
5.064% 7/1/34 (e)	45	45
5.07% 5/1/35 (e)	631	632
5.077% 9/1/34 (e)	787	786
5.094% 9/1/34 (e)	81	81
5.099% 5/1/35 (e)	254	255
5.111% 10/1/35 (e)	539	537
5.175% 6/1/35 (e)	444	446
5.176% 8/1/33 (e)	135	135
5.181% 3/1/35 (e)	61	61
5.267% 11/1/36 (e)	321	323
5.285% 7/1/35 (e)	51	51
5.325% 12/1/34 (e)	128	128
5.409% 2/1/36 (e)	121	122
5.493% 2/1/36 (e)	1,611	1,617
5.5% 1/1/09 to 3/1/20	13,191	13,170
5.542% 11/1/36 (e)	641	645
5.615% 1/1/36 (e)	475	478
5.838% 3/1/36 (e)	1,013	1,023
5.861% 1/1/36 (e)	347	350
6% 4/1/16 to 3/1/18	1,631	1,652
6% 2/1/22 (d)	36	37
6.5% 2/1/17 to 3/1/35	5,349	5,466
7% 12/1/08 to 9/1/31	463	474
9% 2/1/13	127	132
9.5% 11/15/09	145	151
10.25% 10/1/09 to 10/1/18	9	10
11% 8/1/10 to 1/1/16	372	396
11.25% 5/1/14 to 1/1/16	59	66
11.5% 9/1/11 to 6/15/19	230	253
12.25% 7/1/12 to 8/1/13	12	13
12.5% 9/1/12 to 7/1/16	172	196
12.75% 10/1/11 to 6/1/15	130	143
13% 7/1/13 to 7/1/15	71	82
13.25% 9/1/11	76	85
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
13.5% 11/1/14 to 12/1/14	$ 16	$ 18
15% 4/1/12	3	4
		63,264
Freddie Mac - 3.0%
4% 1/1/19 to 4/1/19	2,005	1,883
4.057% 12/1/34 (e)	109	108
4.082% 1/1/35 (e)	463	458
4.111% 12/1/34 (e)	158	157
4.278% 3/1/35 (e)	142	141
4.286% 5/1/35 (e)	239	236
4.302% 12/1/34 (e)	179	175
4.322% 2/1/35 (e)	309	307
4.42% 2/1/34 (e)	135	134
4.43% 6/1/35 (e)	194	192
4.437% 3/1/35 (e)	157	153
4.457% 3/1/35 (e)	177	173
4.544% 2/1/35 (e)	286	281
4.704% 9/1/35 (e)	4,310	4,294
4.772% 3/1/33 (e)	51	51
4.782% 10/1/32 (e)	21	22
4.997% 4/1/35 (e)	740	739
5% 3/1/18 to 9/1/35	3,125	3,073
5.058% 9/1/32 (e)	342	344
5.121% 4/1/35 (e)	615	610
5.129% 7/1/35 (e)	593	589
5.286% 2/1/36 (e)	46	46
5.291% 11/1/35 (e)	598	601
5.296% 6/1/35 (e)	404	402
5.5% 8/1/14 to 11/1/20	2,197	2,193
5.501% 1/1/36 (e)	457	457
5.555% 1/1/36 (e)	768	770
5.685% 4/1/32 (e)	19	20
6.5% 5/1/08	38	38
8.5% 6/1/14 to 6/1/17	51	51
9% 11/1/09 to 8/1/16	43	45
9.5% 7/1/16 to 8/1/21	327	354
10% 7/1/09 to 3/1/21	757	821
10.5% 9/1/09 to 5/1/21	60	63
11% 2/1/11 to 9/1/20	40	44
11.25% 2/1/10 to 8/1/14	95	103
11.5% 10/1/15 to 8/1/19	55	61
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
11.75% 11/1/11 to 7/1/15	$ 12	$ 13
12% 10/1/09 to 11/1/19	167	183
12.25% 12/1/11 to 8/1/15	118	134
12.5% 10/1/09 to 6/1/19	779	870
12.75% 2/1/10 to 10/1/10	8	9
13% 9/1/10 to 5/1/17	116	131
13.25% 11/1/10 to 10/1/13	35	40
13.5% 11/1/10 to 8/1/11	37	41
14% 11/1/12 to 4/1/16	6	7
14.5% 12/1/10	1	1
14.75% 3/1/10	1	2
		21,620
Government National Mortgage Association - 0.3%
3.75% 1/20/34 (e)	554	552
8% 8/15/07 to 12/15/23	491	516
8.5% 6/15/16 to 2/15/17	8	9
10.5% 9/15/15 to 10/15/21	760	859
10.75% 12/15/09 to 3/15/10	12	12
11% 5/20/16 to 1/20/21	42	48
12.5% 12/15/10	2	2
13% 1/15/11 to 10/15/13	63	70
13.25% 8/15/14	10	12
13.5% 7/15/11 to 12/15/14	15	16
14% 6/15/11	7	7
17% 12/15/11	2	2
		2,105
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $87,301)		86,989
Asset-Backed Securities - 0.9%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (e) (Cost $6,285)	6,285	6,294
Collateralized Mortgage Obligations - 11.6%

U.S. Government Agency - 11.6%
Fannie Mae:
floater Series 1994-42 Class FK, 4.1% 4/25/24 (e)	3,939	3,750
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	$ 96	$ 103
Series 1994-12 Class PH, 6.25% 1/25/09	737	739
Series 2002-83 Class ME, 5% 12/25/17	5,150	4,972
Series 2003-24 Class PB, 4.5% 12/25/12	1,058	1,053
Series 2003-28 Class KG, 5.5% 4/25/23	725	710
Series 2003-39 Class PV, 5.5% 9/25/22	1,905	1,897
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	3,282	3,284
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	167	162
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (e)	813	833
Series 2002-60 Class FV, 6.32% 4/25/32 (e)	272	280
Series 2002-68 Class FH, 5.82% 10/18/32 (e)	1,074	1,085
Series 2002-74 Class FV, 5.77% 11/25/32 (e)	3,973	4,001
Series 2002-75 Class FA, 6.32% 11/25/32 (e)	558	574
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	134	133
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,286
Series 2002-18 Class PC, 5.5% 4/25/17	1,045	1,046
Series 2003-91 Class HA, 4.5% 11/25/16	1,485	1,455
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	488	488
Series 2002-79 Class Z, 5.5% 11/25/22	3,693	3,613
Series 2003-18 Class EY, 5% 6/25/17	2,339	2,312
Series 2005-4 Class ED, 5% 6/25/27	5,000	4,949
Series 2005-41 Class WY, 5.5% 5/25/25	2,600	2,518
Series 2002-50 Class LE, 7% 12/25/29	43	43
Freddie Mac:
floater Series 2344 Class FP, 6.27% 8/15/31 (e)	522	535
planned amortization class Series 2356 Class GD, 6% 9/15/16	536	544
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3% 1/15/32 (e)	1,020	1,048
Class PF, 6.3% 12/15/31 (e)	1,001	1,028
Series 2410 Class PF, 6.3% 2/15/32 (e)	2,664	2,729
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2412 Class GF, 6.27% 2/15/32 (e)	$ 430	$ 440
Series 2526 Class FC, 5.72% 11/15/32 (e)	1,049	1,056
Series 2630 Class FL, 5.82% 6/15/18 (e)	58	59
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	255	255
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,533
Series 2752 Class PW, 4% 4/15/22	2,600	2,560
Series 2802 Class OB, 6% 5/15/34	1,355	1,370
Series 2810 Class PD, 6% 6/15/33	1,020	1,028
Series 2828 Class JA, 4.5% 1/15/10	358	357
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,587	2,675
Series 2570 Class CU, 4.5% 7/15/17	246	240
Series 2572 Class HK, 4% 2/15/17	363	352
Series 2617 Class GW, 3.5% 6/15/16	2,069	2,021
Series 2866 Class N, 4.5% 12/15/18	1,340	1,316
Series 2937 Class HJ, 5% 10/15/19	1,116	1,103
Series 2998 Class LY, 5.5% 7/15/25	295	285
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,088
Series 3013 Class VJ, 5% 1/15/14	2,115	2,087
Series 2689 Class CN, 4.5% 2/15/23	10,000	9,730
Series 2769 Class BU, 5% 3/15/34	1,100	1,047
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,465	3,392
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,355)		83,164
Cash Equivalents - 6.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07:
(Collateralized by U.S. Government Obligations) #	$ 1,702	$ 1,702
(Collateralized by U.S. Government Obligations) # (a)	48,183	48,176
TOTAL CASH EQUIVALENTS (Cost $49,878)		49,878
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $765,305)		759,915
NET OTHER ASSETS - (5.9)%		(42,604)
NET ASSETS - 100%		$ 717,311
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,184,000 or 1.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$1,702,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 109
Banc of America Securities LLC	385
Bank of America, NA	96
Barclays Capital, Inc.	436
Citigroup Global Markets, Inc.	24
Countrywide Securities Corp.	313
Greenwich Capital Markets, Inc.	2
HSBC Securities (USA), Inc.	48
Societe Generale, New York Branch	48
UBS Securities LLC	193
WestLB AG	48
$ 1,702
$48,176,000 due 2/01/07 at 5.29%
Banc of America Securities LLC	$ 48,176
Income Tax Information

At July 31, 2006, the fund had a capital loss carryforward of approximately $29,117,000 of which $11,911,000, $7,507,000, $3,266,000, $414,000 and $6,019,000 will expire on July 31, 2008, 2009, 2012, 2013 and 2014, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2007 approximately $10,533,000 of losses recognized during the period November 1, 2005 to July 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Fidelity Intermediate Government Income Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,847 and repurchase agreements of $49,878) - See accompanying schedule: Unaffiliated issuers (cost $765,305)		$ 759,915
Cash		1
Receivable for investments sold		6,788
Receivable for fund shares sold		178
Interest receivable		6,931
Total assets		773,813

Liabilities
Payable for investments purchased Regular delivery	$ 6,879
Delayed delivery	37
Payable for fund shares redeemed	786
Distributions payable	343
Accrued management fee	191
Other affiliated payables	83
Other payables and accrued expenses	7
Collateral on securities loaned, at value	48,176
Total liabilities		56,502

Net Assets		$ 717,311
Net Assets consist of:
Paid in capital		$ 762,160
Undistributed net investment income		1,925
Accumulated undistributed net realized gain (loss) on investments		(41,384)
Net unrealized appreciation (depreciation) on investments		(5,390)
Net Assets, for 72,211 shares outstanding		$ 717,311
Net Asset Value, offering price and redemption price per share ($717,311 ÷ 72,211 shares)		$ 9.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 17,101

Expenses
Management fee	$ 1,181
Transfer agent fees	370
Fund wide operations fee	113
Independent trustees' compensation	1
Miscellaneous	2
Total expenses before reductions	1,667
Expense reductions	(11)	1,656
Net investment income		15,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,611)
Change in net unrealized appreciation (depreciation) on investment securities		4,727
Net gain (loss)		3,116
Net increase (decrease) in net assets resulting from operations		$ 18,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,445	$ 33,845
Net realized gain (loss)	(1,611)	(12,088)
Change in net unrealized appreciation (depreciation)	4,727	(5,860)
Net increase (decrease) in net assets resulting from operations	18,561	15,897
Distributions to shareholders from net investment income	(17,387)	(31,447)
Share transactions Proceeds from sales of shares	28,771	83,463
Reinvestment of distributions	14,929	26,830
Cost of shares redeemed	(86,427)	(219,836)
Net increase (decrease) in net assets resulting from share transactions	(42,727)	(109,543)
Total increase (decrease) in net assets	(41,553)	(125,093)

Net Assets
Beginning of period	758,864	883,957
End of period (including undistributed net investment income of $1,925 and undistributed net investment income of $3,867, respectively)	$ 717,311	$ 758,864
Other Information Shares
Sold	2,879	8,353
Issued in reinvestment of distributions	1,493	2,687
Redeemed	(8,652)	(22,008)
Net increase (decrease)	(4,280)	(10,968)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 10.11	$ 10.18	$ 10.17	$ 10.11	$ 9.77
Income from Investment Operations
Net investment income D	.209	.414	.330	.274	.329	.457
Net realized and unrealized gain (loss)	.036	(.219)	(.084)	.014	.056	.353
Total from investment operations	.245	.195	.246	.288	.385	.810
Distributions from net investment income	(.235)	(.385)	(.316)	(.278)	(.325)	(.470)
Net asset value, end of period	$ 9.93	$ 9.92	$ 10.11	$ 10.18	$ 10.17	$ 10.11
Total Return B, C	2.48%	1.97%	2.43%	2.84%	3.80%	8.51%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.57%	.60%	.60%	.59%
Expenses net of fee waivers, if any	.45% A	.45%	.57%	.60%	.60%	.59%
Expenses net of all reductions	.44% A	.45%	.57%	.60%	.60%	.59%
Net investment income	4.14% A	4.14%	3.23%	2.67%	3.18%	4.63%
Supplemental Data
Net assets, end of period (in millions)	$ 717	$ 759	$ 884	$ 963	$ 1,283	$ 1,107
Portfolio turnover rate	65% A	97%	90%	152%	229%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 3,567,366	$ 11,496	$ (61,971)	$ (50,475)
Intermediate Government Income Fund	764,226	1,818	(6,129)	(4,311)

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain Funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of each Fund's average net assets. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.03%
Intermediate Government Income Fund	.03%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Ginnie Mae Fund	4
Intermediate Government Income Fund	1

During the period, there were no borrowings on this line of credit.

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 53

Semiannual Report

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Management Fee expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 1	$ 30
Intermediate Government Income Fund	-	11

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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Irvine, CA

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Los Angeles, CA

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Mission Viejo, CA

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Sacramento, CA

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San Diego, CA

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San Diego, CA

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6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
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(automated graphic)    Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Government Income

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007) for the Government Income Class and for the entire period (October 24, 2006 to January 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,012.90	$ 2.01B, D
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72C, D
Class T
Actual	$ 1,000.00	$ 1,012.70	$ 2.18B
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 4.02C
Class B
Actual	$ 1,000.00	$ 1,010.80	$ 4.10B
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58C
Class C
Actual	$ 1,000.00	$ 1,010.50	$ 4.24B
HypotheticalA	$ 1,000.00	$ 1,017.44	$ 7.83C
Government Income
Actual	$ 1,000.00	$ 1,028.00	$ 2.30B
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29C
Institutional Class
Actual	$ 1,000.00	$ 1,013.40	$ 1.46B
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.70C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for the Government Income Class and multiplied by 100/365 (to reflect the period October 24, 2006 to January 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

D If fees and changes to voluntary expense limitations effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .83% and the expenses paid in the actual and hypothetical examples above would have been $2.29 and $4.23, respectively.

Annualized Expense Ratio
Class A	.73% D
Class T	.79%
Class B	1.49%
Class C	1.54%
Government Income	.45%
Institutional Class	.53%

Semiannual Report

Investment Changes

Coupon Distribution as of January 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	2.5	7.1
2 - 2.99%	1.2	6.7
3 - 3.99%	3.0	7.0
4 - 4.99%	31.0	30.5
5 - 5.99%	24.3	24.2
6 - 6.99%	15.8	9.4
7% and over	3.0	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2007
6 months ago
Years	4.9	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	4.1	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Mortgage Securities 29.2%		Mortgage Securities 20.4%
	CMOs and Other Mortgage Related Securities 11.4%		CMOs and Other Mortgage Related Securities 12.5%
	U.S. Treasury Obligations 29.8%		U.S. Treasury Obligations 37.1%
	U.S. Government Agency Obligations 32.1%		U.S. Government Agency Obligations 28.6%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets(dagger) (3.2)%		Short-Term Investments and Net Other Assets 0.7%
* Futures and Swaps	0.3%	** Futures and Swaps	4.6%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.9%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 32.1%
Fannie Mae:
3.25% 1/15/08	$ 6,965	$ 6,835
3.25% 8/15/08	4,812	4,677
3.25% 2/15/09	143,050	137,935
4.25% 5/15/09	11,235	11,033
4.5% 10/15/08	81,560	80,739
4.5% 2/15/11	25,924	25,399
4.625% 1/15/08	121,264	120,524
4.625% 10/15/13	3,320	3,229
4.75% 12/15/10	323,801	320,015
4.875% 4/15/09	43,350	43,135
5% 9/15/08	78,770	78,574
5.125% 4/15/11	210,000	210,243
6.375% 6/15/09	55,710	57,268
6.625% 9/15/09	10,379	10,763
7.25% 1/15/10	25,086	26,554
Federal Home Loan Bank:
4.5% 10/14/08	56,475	55,893
5% 9/18/09	26,920	26,879
5.375% 8/19/11	35,350	35,803
5.8% 9/2/08	26,570	26,780
Freddie Mac:
3.875% 6/15/08	2,791	2,742
4% 8/17/07	8,282	8,225
4.25% 7/15/09	40,396	39,609
4.5% 1/15/14	19,730	19,021
4.875% 11/15/13	14,070	13,873
5% 1/30/14	25,000	24,695
5% 2/16/17	100,000	98,676
5.125% 4/18/08	66,000	65,908
5.125% 4/18/11	31,220	31,244
5.125% 10/18/16 (b)	105,000	104,702
5.25% 7/18/11	29,000	29,166
5.625% 3/15/11	48,555	49,487
5.75% 1/15/12	1,686	1,733
6.625% 9/15/09	155,000	160,731
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	113,481
6.6% 2/15/08	30,937	30,961
6.8% 2/15/12	30,000	31,484
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 7,162	$ 7,296
6.99% 5/21/16	22,624	24,162
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,368
5.685% 5/15/12	24,035	24,652
6.49% 7/15/07	5,000	5,024
6.67% 9/15/09	3,500	3,637
7.17% 5/15/07	12,900	12,966
4.974% 8/15/13	22,940	22,811
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	7,045	6,857
Series 2002-20K Class 1, 5.08% 11/1/22	15,675	15,502
Series 2003 P10B, 5.136% 8/10/13	12,903	12,763
Series 2004-20H Class 1, 5.17% 8/1/24	4,187	4,148
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,371
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,465
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,293,038
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	37,973	36,107
2% 7/15/14	42,762	41,592
2.5% 7/15/16	69,847	70,516
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		148,215
U.S. Treasury Obligations - 27.7%
U.S. Treasury Bonds:
6.125% 8/15/29 (b)	253,102	291,502
6.25% 8/15/23	1,500	1,704
8% 11/15/21	146,794	192,254
U.S. Treasury Notes:
4% 11/15/12	11,000	10,558
4.25% 8/15/13 (b)	35,945	34,830
4.25% 11/15/13	37,610	36,389
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14	$ 9,000	$ 8,676
4.25% 11/15/14 (b)	322,185	310,342
4.25% 8/15/15 (b)	84,500	81,123
4.375% 12/15/10	5,230	5,148
4.5% 11/15/15 (b)	111,800	109,197
4.625% 11/15/09 (b)	116,000	115,280
4.625% 10/31/11	70,000	69,401
4.75% 5/15/14 (b)	143,431	142,781
4.875% 4/30/08	26,737	26,688
4.875% 10/31/08 (b)	300,000	299,519
4.875% 5/15/09	183,432	183,303
4.875% 5/31/11	44,500	44,596
5% 7/31/08	21,500	21,503
TOTAL U.S. TREASURY OBLIGATIONS		1,984,794
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,446,827)		4,426,047
U.S. Government Agency - Mortgage Securities - 29.2%

Fannie Mae - 22.0%
3.731% 1/1/35 (f)	1,097	1,086
3.735% 10/1/33 (f)	809	798
3.75% 1/1/34 (f)	738	727
3.76% 10/1/33 (f)	800	790
3.763% 12/1/34 (f)	796	787
3.787% 6/1/34 (f)	3,811	3,734
3.791% 12/1/34 (f)	167	165
3.807% 6/1/33 (f)	605	602
3.825% 4/1/33 (f)	2,272	2,264
3.831% 1/1/35 (f)	2,156	2,137
3.85% 1/1/35 (f)	586	581
3.851% 10/1/33 (f)	34,872	34,517
3.865% 1/1/35 (f)	1,259	1,252
3.876% 6/1/33 (f)	2,985	2,969
3.89% 10/1/34 (f)	774	768
3.901% 12/1/34 (f)	636	634
3.907% 5/1/33 (f)	5,121	5,105
3.938% 5/1/33 (f)	255	253
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.942% 5/1/34 (f)	$ 5,830	$ 5,742
3.943% 5/1/34 (f)	237	240
3.954% 9/1/33 (f)	10,394	10,292
3.959% 1/1/35 (f)	826	819
3.988% 2/1/35 (f)	679	674
4% 9/1/13 to 6/1/20	28,282	26,683
4.007% 1/1/35 (f)	484	480
4.008% 10/1/18 (f)	589	584
4.013% 1/1/35 (f)	332	332
4.05% 2/1/35 (f)	619	615
4.073% 3/1/35 (f)	20,262	20,059
4.077% 2/1/35 (f)	1,169	1,160
4.079% 2/1/35 (f)	416	412
4.081% 4/1/33 (f)	268	267
4.084% 2/1/35 (f)	427	428
4.086% 5/1/33 (f)	9,615	9,547
4.102% 1/1/35 (f)	1,247	1,235
4.103% 1/1/35 (f)	1,223	1,221
4.112% 2/1/35 (f)	1,498	1,494
4.127% 2/1/35 (f)	1,150	1,151
4.132% 1/1/35 (f)	2,222	2,206
4.158% 11/1/34 (f)	286	286
4.17% 1/1/35 (f)	1,689	1,655
4.25% 2/1/35 (f)	857	840
4.258% 1/1/34 (f)	2,432	2,413
4.277% 8/1/33 (f)	1,517	1,508
4.279% 3/1/35 (f)	754	750
4.284% 10/1/33 (f)	366	364
4.289% 10/1/34 (f)	218	220
4.295% 3/1/33 (f)	308	301
4.305% 3/1/33 (f)	990	989
4.308% 3/1/33 (f)	423	414
4.317% 6/1/33 (f)	491	489
4.33% 5/1/35 (f)	934	926
4.347% 1/1/35 (f)	910	894
4.347% 4/1/35 (f)	450	448
4.365% 2/1/34 (f)	1,470	1,461
4.398% 10/1/34 (f)	4,621	4,562
4.402% 2/1/35 (f)	1,128	1,107
4.406% 5/1/35 (f)	2,357	2,356
4.429% 3/1/35 (f)	1,170	1,148
4.435% 5/1/35 (f)	651	648
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.45% 8/1/34 (f)	$ 2,336	$ 2,321
4.49% 11/1/33 (f)	1,651	1,645
4.493% 5/1/33 (f)	1,224	1,229
4.5% 2/1/18 to 10/1/21 (e)	56,829	54,647
4.505% 1/1/35 (f)	979	979
4.508% 2/1/35 (f)	16,524	16,478
4.511% 2/1/35 (f)	13,608	13,548
4.514% 2/1/35 (f)	707	703
4.515% 10/1/35 (f)	531	530
4.531% 2/1/35 (f)	453	453
4.533% 7/1/35 (f)	2,906	2,898
4.566% 9/1/34 (f)	22,526	22,315
4.571% 7/1/35 (f)	3,573	3,562
4.58% 2/1/35 (f)	3,923	3,868
4.603% 7/1/34 (f)	31,463	31,525
4.621% 3/1/35 (f)	364	363
4.633% 1/1/33 (f)	568	569
4.648% 3/1/35 (f)	709	708
4.66% 9/1/34 (f)	312	315
4.704% 10/1/32 (f)	133	134
4.711% 2/1/33 (f)	169	170
4.718% 10/1/34 (f)	3,176	3,153
4.727% 7/1/34 (f)	2,233	2,223
4.746% 5/1/33 (f)	54	54
4.761% 10/1/32 (f)	242	245
4.775% 1/1/35 (f)	127	127
4.784% 12/1/34 (f)	766	759
4.787% 12/1/35 (f)	5,017	5,022
4.792% 4/1/35 (f)	13,357	13,398
4.8% 6/1/35 (f)	3,983	3,983
4.804% 8/1/34 (f)	788	793
4.809% 2/1/33 (f)	1,229	1,232
4.813% 11/1/34 (f)	2,537	2,521
4.816% 11/1/35 (f)	11,684	11,735
4.842% 10/1/35 (f)	2,290	2,275
4.85% 7/1/35 (f)	2,855	2,829
4.863% 7/1/34 (f)	8,120	8,099
4.866% 10/1/34 (f)	8,667	8,625
4.899% 8/1/34 (f)	5,920	5,901
4.903% 5/1/35 (f)	1,974	1,959
4.988% 2/1/35 (f)	305	305
4.99% 12/1/32 (f)	97	97
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5% 12/1/15 to 12/1/35 (e)	$ 196,245	$ 189,789
5.058% 11/1/34 (f)	195	195
5.064% 7/1/34 (f)	386	386
5.07% 5/1/35 (f)	4,841	4,852
5.077% 9/1/34 (f)	6,459	6,456
5.079% 1/1/34 (f)	106	106
5.094% 9/1/34 (f)	811	811
5.11% 7/1/34 (f)	2,407	2,409
5.111% 10/1/35 (f)	5,315	5,293
5.15% 8/1/36 (f)	35,484	35,635
5.175% 6/1/35 (f)	3,437	3,450
5.176% 8/1/33 (f)	1,160	1,164
5.181% 3/1/35 (f)	488	487
5.262% 5/1/35 (f)	6,247	6,245
5.285% 7/1/35 (f)	433	435
5.316% 3/1/36 (f)	41,135	41,180
5.325% 12/1/34 (f)	1,227	1,231
5.408% 7/1/35 (f)	3,189	3,195
5.493% 2/1/36 (f)	15,553	15,611
5.5% 4/1/09 to 12/1/35 (e)	408,597	404,152
5.5% 2/1/37 (d)	70,000	68,902
5.615% 1/1/36 (f)	4,584	4,614
5.81% 5/1/36 (f)	3,906	3,942
5.846% 6/1/35 (f)	2,412	2,437
5.861% 1/1/36 (f)	3,123	3,153
5.902% 3/1/36 (f)	8,745	8,823
5.911% 3/1/36 (f)	9,533	9,614
6% 9/1/17 to 2/1/34	104,986	105,880
6% 2/1/37 (d)(e)	70,000	70,268
6% 2/1/37 (d)	1,500	1,506
6.352% 8/1/36 (f)	7,500	7,618
6.441% 6/1/36 (f)	9,382	9,508
6.5% 3/1/13 to 7/1/35	123,719	126,565
6.5% 2/1/22 (d)	1,897	1,937
6.5% 2/1/22 (d)	2,801	2,860
6.5% 2/1/22 (d)	505	516
6.639% 9/1/36 (f)	12,672	12,874
7% 7/1/13 to 7/1/32	6,330	6,554
7.5% 8/1/10 to 4/1/29	184	189
8% 1/1/22	27	27
8.5% 1/1/15 to 7/1/31	697	734
9% 11/1/11 to 5/1/14	744	744
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
9.5% 11/15/09 to 10/1/20	$ 1,019	$ 1,099
10% 8/1/10	6	6
11% 8/1/10	17	18
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,638	1,823
12.5% 8/1/15 to 3/1/16	4	4
		1,578,191
Freddie Mac - 4.4%
4.057% 12/1/34 (f)	819	811
4.082% 1/1/35 (f)	1,525	1,511
4.111% 12/1/34 (f)	1,219	1,212
4.278% 3/1/35 (f)	995	988
4.285% 1/1/35 (f)	1,709	1,692
4.286% 5/1/35 (f)	1,744	1,728
4.302% 12/1/34 (f)	1,217	1,191
4.322% 2/1/35 (f)	2,151	2,136
4.42% 2/1/34 (f)	828	821
4.43% 6/1/35 (f)	1,484	1,474
4.437% 3/1/35 (f)	1,138	1,112
4.457% 3/1/35 (f)	1,202	1,178
4.5% 11/1/18 to 8/1/33	10,606	10,091
4.544% 2/1/35 (f)	1,679	1,646
4.704% 9/1/35 (f)	29,477	29,365
4.772% 3/1/33 (f)	439	442
4.782% 10/1/32 (f)	161	162
4.997% 4/1/35 (f)	5,431	5,427
5% 1/1/09 to 9/1/35	14,402	13,929
5.021% 4/1/35 (f)	527	519
5.121% 4/1/35 (f)	5,057	5,015
5.129% 7/1/35 (f)	5,868	5,832
5.286% 2/1/36 (f)	348	347
5.296% 6/1/35 (f)	3,880	3,866
5.5% 8/1/14 to 11/1/36	61,356	61,039
5.5% 2/1/37 (d)	9,000	8,862
5.5% 2/1/37 (d)	12,000	11,816
5.501% 1/1/36 (f)	4,522	4,524
5.555% 1/1/36 (f)	7,456	7,468
5.685% 4/1/32 (f)	167	170
6% 9/1/16 to 11/1/33	18,609	18,799
6.5% 5/1/18 to 10/1/36	57,825	59,032
6.5% 2/1/22 (d)	4,643	4,738
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
6.5% 2/1/22 (d)	$ 925	$ 944
6.5% 2/1/22 (d)	255	260
6.521% 10/1/36 (f)	12,375	12,498
6.602% 7/1/36 (f)	5,985	6,050
6.624% 12/1/36 (f)	20,420	20,671
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,750	2,845
8% 1/1/10 to 6/1/11	10	10
8.5% 8/1/08 to 9/1/29	266	283
9% 8/1/08 to 10/1/20	137	144
9.5% 6/1/09 to 8/1/21	413	443
9.75% 8/1/14	160	170
10% 7/1/09 to 8/1/21	47	50
11% 7/1/13 to 5/1/14	89	98
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	5	5
12.5% 2/1/10 to 6/1/19	49	53
13% 8/1/10 to 6/1/15	11	12
		313,486
Government National Mortgage Association - 2.8%
3.75% 1/20/34 (f)	5,107	5,089
4.25% 7/20/34 (f)	1,235	1,225
6% 7/15/08 to 12/15/10	2,253	2,283
6.5% 2/15/24 to 5/15/36	49,024	50,219
6.5% 2/1/37 (d)	13,588	13,905
6.5% 2/1/37 (d)	88,193	90,252
6.5% 2/1/37 (d)	21,082	21,574
6.5% 2/1/37 (d)	13,655	13,974
7% 10/15/26 to 8/15/32	46	48
7.5% 4/15/07 to 8/15/29	163	169
8% 11/15/07 to 12/15/23	1,612	1,699
8.5% 10/15/08 to 1/15/25	22	22
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	111	125
13.5% 7/15/11	9	10
		200,596
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,106,999)		2,092,273
Asset-Backed Securities - 0.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (f) (Cost $49,655)	$ 49,655	$ 49,729
Collateralized Mortgage Obligations - 11.4%

U.S. Government Agency - 11.4%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,681	1,726
Series 1993-109 Class NZ, 6% 7/25/08	1,700	1,699
Series 1993-187 Class L, 6.5% 7/25/23	773	784
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,951
Series 1993-240 Class PD, 6.25% 12/25/13	7,717	7,815
Series 1994-23 Class PG, 6% 4/25/23	7,387	7,375
Series 1994-27 Class PJ, 6.5% 6/25/23	1,207	1,205
Series 1994-50 Class PJ, 6.5% 8/25/23	9,957	9,978
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,250
Series 2003-24 Class PB, 4.5% 12/25/12	8,661	8,616
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,840
Series 2003-39 Class PV, 5.5% 9/25/22	1,845	1,837
Series 2006-45 Class OP, 6/25/36 (g)	7,055	5,365
Series 2006-62 Class KP, 4/25/36 (g)	14,186	10,129
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,442	3,618
Fannie Mae Grantor Trust:
planned amortization class:
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,082
Series 2005-84 Class MB, 5.75% 10/25/35	20,386	20,478
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,567	1,523
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (f)	870	891
Series 2002-49 Class FB, 5.92% 11/18/31 (f)	1,315	1,334
Series 2002-60 Class FV, 6.32% 4/25/32 (f)	544	560
Series 2002-68 Class FH, 5.82% 10/18/32 (f)	3,273	3,305
Series 2002-75 Class FA, 6.32% 11/25/32 (f)	1,115	1,148
Series 2004-54 Class FE, 6.47% 2/25/33 (f)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,171
Series 2002-25 Class PD, 6.5% 3/25/31	13,989	14,001
Series 2003-113 Class PJ, 3.5% 2/25/13	1,420	1,393
Series 2003-73 Class GA, 3.5% 5/25/31	4,372	4,087
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2003-91 Class HA, 4.5% 11/25/16	$ 11,521	$ 11,291
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,401
Series 2005-102 Class CO, 11/25/35 (g)	7,088	5,244
Series 2006-12 Class BO, 10/25/35 (g)	32,706	24,303
Series 2006-37 Class OW, 5/25/36 (g)	7,297	5,515
Series 2006-49 Class CA, 6% 2/25/31	5,766	5,813
sequential payer:
Series 2001-46 Class ZG, 6% 9/25/31	8,297	8,358
Series 2002-79 Class Z, 5.5% 11/25/22	29,214	28,576
Series 2003-18 Class EY, 5% 6/25/17	22,188	21,933
Series 2004-3 Class BA, 4% 7/25/17	793	764
Series 2004-86 Class KC, 4.5% 5/25/19	3,515	3,414
Series 2004-91 Class AH, 4.5% 5/25/29	6,981	6,786
Series 2005-117, Class JN, 4.5% 1/25/36	645	563
Series 2005-41 Class WY, 5.5% 5/25/25	20,552	19,901
Series 2005-55 Class LY, 5.5% 7/25/25	2,580	2,497
Series 2002-50 Class LE, 7% 12/25/29	196	196
Freddie Mac:
floater Series 2344 Class FP, 6.27% 8/15/31 (f)	3,968	4,062
planned amortization class:
Series 1413 Class J, 4% 11/15/07	423	420
Series 2356 Class GD, 6% 9/15/16	706	716
Series 2512 Class PG, 5.5% 10/15/22	2,000	1,947
Series 3149 Class OD, 5/15/36 (g)	35,997	25,473
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,929	2,979
Series 2516 Class AH, 5% 1/15/16	2,747	2,725
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (f)	1,017	1,033
planned amortization class Series 1681 Class PJ, 7% 12/15/23	10,540	10,722
Series 1560 Class PN, 7% 12/15/12	9,877	9,894
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (f)	1,209	1,214
Series 2406:
Class FP, 6.3% 1/15/32 (f)	7,910	8,127
Class PF, 6.3% 12/15/31 (f)	7,774	7,988
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2410 Class PF, 6.3% 2/15/32 (f)	$ 20,756	$ 21,266
Series 2412 Class GF, 6.27% 2/15/32 (f)	3,284	3,361
Series 2448 Class FT, 6.32% 3/15/32 (f)	1,313	1,346
Series 2530 Class FE, 5.92% 2/15/32 (f)	759	768
Series 2630 Class FL, 5.82% 6/15/18 (f)	550	556
Series 3008 Class SM, 0% 7/15/35 (f)	392	347
planned amortization class:
Series 1141 Class G, 9% 9/15/21	480	479
Series 1614 Class L, 6.5% 7/15/23	6,468	6,539
Series 1671 Class G, 6.5% 8/15/23	1,974	1,972
Series 1727 Class H, 6.5% 8/15/23	466	465
Series 2006-15 Class OP, 3/25/36 (g)	8,445	6,011
Series 2543 Class PM, 5.5% 8/15/18	409	408
Series 2587 Class UP, 4% 8/15/25	863	860
Series 2622 Class PE, 4.5% 5/15/18	2,640	2,529
Series 2625 Class QX, 2.25% 3/15/22	117	116
Series 2628:
Class OE, 4.5% 6/15/18	11,000	10,493
Class OP, 3.5% 11/15/13	13,678	13,489
Series 2640:
Class GE, 4.5% 7/15/18	7,310	6,999
Class QG, 2% 4/15/22	149	146
Series 2660 Class ML, 3.5% 7/15/22	9,757	9,607
Series 2682 Class LD, 4.5% 10/15/33	777	684
Series 2683 Class UH, 3% 3/15/19	186	185
Series 2690 Class PD, 5% 2/15/27	12,900	12,770
Series 2752 Class PW, 4% 4/15/22	3,270	3,219
Series 2755 Class LC, 4% 6/15/27	12,735	12,266
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,838
Series 2763 Class PD, 4.5% 12/15/17	12,325	11,897
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,097
Series 2780 Class OC, 4.5% 3/15/17	5,940	5,817
Series 2802 Class OB, 6% 5/15/34	10,455	10,572
Series 2810 Class PD, 6% 6/15/33	995	1,003
Series 2828 Class JA, 4.5% 1/15/10	2,397	2,391
Series 2831 Class PB, 5% 7/15/19	6,020	5,906
Series 2885 Class PC, 4.5% 3/15/18	7,970	7,778
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,644
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2966 Class XC, 5.5% 1/15/31	$ 25,111	$ 24,943
Series 3077 Class TO, 4/15/35 (g)	18,566	13,446
Series 3100 Class PO, 1/15/36 (g)	8,054	6,021
Series 3102 Class OH, 1/15/36 (g)	8,560	6,486
Series 3110 Class OP, 9/15/35 (g)	17,447	12,703
Series 3119, Class PO, 2/15/36 (g)	21,024	14,956
Series 3121 Class KO, 3/15/36 (g)	7,454	5,694
Series 3122 Class OP, 3/15/36 (g)	14,911	11,032
Series 3123 Class LO, 3/15/36 (g)	13,571	9,612
Series 3140 Class XO, 3/15/36 (g)	9,746	7,250
Series 3145 Class GO, 4/15/36 (g)	12,298	8,767
Series 3151 Class PO, 5/15/36 (g)	13,136	9,306
sequential payer:
Series 2492 Class A, 5.25% 5/15/29	365	364
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,776
Series 2570 Class CU, 4.5% 7/15/17	2,316	2,266
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,057
Series 2601 Class TB, 5.5% 4/15/23	869	842
Series 2617 Class GW, 3.5% 6/15/16	5,036	4,920
Series 2675 Class CB, 4% 5/15/16	2,263	2,194
Series 2677 Class HG, 3% 8/15/12	1,750	1,721
Series 2683 Class JA, 4% 10/15/16	2,331	2,256
Series 2685 Class ND, 4% 10/15/18	9,064	8,192
Series 2750 Class ZT, 5% 2/15/34	995	875
Series 2773 Class HC, 4.5% 4/15/19	704	649
Series 2809 Class UA, 4% 12/15/14	3,737	3,663
Series 2849 Class AL, 5% 5/15/18	8,288	8,156
Series 2866 Class N, 4.5% 12/15/18	7,093	6,966
Series 2937 Class HJ, 5% 10/15/19	10,576	10,457
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,946
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,585
Series 3013 Class VJ, 5% 1/15/14	2,109	2,081
Series 2769 Class BU, 5% 3/15/34	6,194	5,897
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	11,192	11,545
Series 2877 Class JC, 5% 10/15/34	1,470	1,448
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 5,284	$ 5,564
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,153
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $825,673)		818,153
Cash Equivalents - 24.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07:
(Collateralized by U.S. Government Obligations) #	$ 257,428	257,390
(Collateralized by U.S. Government Obligations) # (a)	1,485,095	1,484,877
TOTAL CASH EQUIVALENTS (Cost $1,742,267)		1,742,267
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $9,171,421)		9,128,469
NET OTHER ASSETS - (27.6)%		(1,976,015)
NET ASSETS - 100%		$ 7,152,454
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.3751% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Jan. 2017	$ 19,600	$ 41
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,368,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$257,390,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 16,409
Banc of America Securities LLC	58,291
Bank of America, NA	14,586
Barclays Capital, Inc.	65,635
Citigroup Global Markets, Inc.	3,646
Countrywide Securities Corp.	47,404
Greenwich Capital Markets, Inc.	368
HSBC Securities (USA), Inc.	7,293
Societe Generale, New York Branch	7,293
UBS Securities LLC	29,172
WestLB AG	7,293
$ 257,390
$1,484,877,000 due 2/01/07 at 5.29%
Banc of America Securities LLC	$ 1,484,877
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $10,715,000 all of which will expire on July 31, 2014.
The fund intends to elect to defer to its fiscal year ending July 31, 2007 approximately $55,923,000 of losses recognized during the period November 1, 2005 to July 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,439,563 and repurchase agreements of $1,742,267) - See accompanying schedule: Unaffiliated issuers (cost $9,171,421)		$ 9,128,469
Commitment to sell securities on a delayed delivery basis	$ (204,206)
Receivable for securities sold on a delayed delivery basis	204,127	(79)
Receivable for investments sold Regular delivery		108,676
Delayed delivery		35,984
Receivable for fund shares sold		10,207
Interest receivable		68,750
Swap agreements, at value		41
Total assets		9,352,048

Liabilities
Payable for investments purchased Regular delivery	$ 388,797
Delayed delivery	314,168
Payable for fund shares redeemed	8,020
Distributions payable	651
Accrued management fee	1,882
Distribution fees payable	133
Other affiliated payables	864
Other payables and accrued expenses	202
Collateral on securities loaned, at value	1,484,877
Total liabilities		2,199,594

Net Assets		$ 7,152,454
Net Assets consist of:
Paid in capital		$ 7,273,087
Distributions in excess of net investment income		(1,454)
Accumulated undistributed net realized gain (loss) on investments		(76,189)
Net unrealized appreciation (depreciation) on investments		(42,990)
Net Assets		$ 7,152,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,926 ÷ 13,590 shares)	$ 10.00

Maximum offering price per share (100/95.25 of $10.00)	$ 10.50
Class T: Net Asset Value and redemption price per share ($187,010 ÷ 18,697 shares)	$ 10.00

Maximum offering price per share (100/96.50 of $10.00)	$ 10.36
Class B: Net Asset Value and offering price per share ($53,242 ÷ 5,323 shares)A	$ 10.00

Class C: Net Asset Value and offering price per share ($42,741 ÷ 4,273 shares)A	$ 10.00

Government Income: Net Asset Value, offering price and redemption price per share ($6,092,791 ÷ 609,833 shares)	$ 9.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($640,744 ÷ 64,066 shares)	$ 10.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 141,651

Expenses
Management fee	$ 9,811
Transfer agent fees	3,335
Distribution fees	415
Fund wide operations fee	907
Independent trustees' compensation	11
Miscellaneous	6
Total expenses before reductions	14,485
Expense reductions	(238)	14,247
Net investment income		127,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,384)
Swap agreements	3,264
Total net realized gain (loss)		(11,120)
Change in net unrealized appreciation (depreciation) on: Investment securities	44,385
Swap agreements	(4,239)
Delayed delivery commitments	(17)
Total change in net unrealized appreciation (depreciation)		40,129
Net gain (loss)		29,009
Net increase (decrease) in net assets resulting from operations		$ 156,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 127,404	$ 235,825
Net realized gain (loss)	(11,120)	(63,122)
Change in net unrealized appreciation (depreciation)	40,129	(93,536)
Net increase (decrease) in net assets resulting from operations	156,413	79,167
Distributions to shareholders from net investment income	(140,608)	(223,332)
Distributions to shareholders from net realized gain	(2,615)	-
Total distributions	(143,223)	(223,332)
Share transactions - net increase (decrease)	1,807,889	348,165
Total increase (decrease) in net assets	1,821,079	204,000

Net Assets
Beginning of period	5,331,375	5,127,375
End of period (including distributions in excess of net investment income of $1,454 and undistributed net investment income of $11,750, respectively)	$ 7,152,454	$ 5,331,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.094
Net realized and unrealized gain (loss)	.035
Total from investment operations	.129
Distributions from net investment income	(.109)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.29%
Ratios to Average Net Assets G
Expenses before reductions	.73% A
Expenses net of fee waivers, if any	.73% A
Expenses net of all reductions	.72% A
Net investment income	3.56% A
Supplemental Data
Net assets, end of period (in millions)	$ 136
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.092
Net realized and unrealized gain (loss)	.035
Total from investment operations	.127
Distributions from net investment income	(.107)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.27%
Ratios to Average Net Assets G
Expenses before reductions	.79% A
Expenses net of fee waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income	3.48% A
Supplemental Data
Net assets, end of period (in millions)	$ 187
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.074
Net realized and unrealized gain (loss)	.034
Total from investment operations	.108
Distributions from net investment income	(.088)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.08%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A
Expenses net of fee waivers, if any	1.49% A
Expenses net of all reductions	1.49% A
Net investment income	2.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 53
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.073
Net realized and unrealized gain (loss)	.032
Total from investment operations	.105
Distributions from net investment income	(.085)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.05%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A
Expenses net of fee waivers, if any	1.54% A
Expenses net of all reductions	1.54% A
Net investment income	2.74% A
Supplemental Data
Net assets, end of period (in millions)	$ 43
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30	$ 9.98
Income from Investment Operations
Net investment income D	.210	.429	.329	.307	.374	.452
Net realized and unrealized gain (loss)	.068	(.274)	.097	.124	(.014)	.335
Total from investment operations	.278	.155	.426	.431	.360	.787
Distributions from net investment income	(.233)	(.405)	(.321)	(.301)	(.370)	(.467)
Distributions from net realized gain	(.005)	-	(.035)	(.160)	(.130)	-
Total distributions	(.238)	(.405)	(.356)	(.461)	(.500)	(.467)
Net asset value, end of period	$ 9.99	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Total Return B, C	2.80%	1.56%	4.24%	4.30%	3.45%	8.08%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.58%	.63%	.65%	.69%
Expenses net of fee waivers, if any	.45% A	.45%	.58%	.63%	.65%	.69%
Expenses net of all reductions	.45% A	.44%	.58%	.63%	.65%	.68%
Net investment income	4.15% A	4.27%	3.21%	3.01%	3.56%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 6,093	$ 5,331	$ 5,127	$ 4,168	$ 3,622	$ 2,920
Portfolio turnover rate	106% A, F	108%	114%	224%	253%	284%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2007
(Unaudited) E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.099
Net realized and unrealized gain (loss)	.035
Total from investment operations	.134
Distributions from net investment income	(.114)
Net asset value, end of period	$ 10.00
Total Return B, C	1.34%
Ratios to Average Net Assets F
Expenses before reductions	.53% A
Expenses net of fee waivers, if any	.53% A
Expenses net of all reductions	.53% A
Net investment income	3.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 641
Portfolio turnover rate	106% A, G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sales of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Government Income on October 24, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,329
Unrealized depreciation	(71,446)
Net unrealized appreciation (depreciation)	$ (43,117)
Cost for federal income tax purposes	$ 9,171,586

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, effective October 27, 2006 under a new expense contract, FMR pays all class-level expenses for Government Income class, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 47	$ 5
Class T	0%	.25%	126	-
Class B	.65%	.25%	130	98
Class C	.75%	.25%	112	-
			$ 415	$ 103

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	34
Class C*	1
$ 44

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Government Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Government Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 73.23
Class T	98.19
Class B	36.25
Class C	22.20
Government Income	2,809.10
Institutional Class	297.19
	$ 3,335

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $714.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Government Income	229
Institutional Class	4
$ 236

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

7. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 15% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 48% of the total outstanding shares of Fidelity Government Income Fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007 A	Year ended July 31, 2006
From net investment income
Class A	$ 1,262	$ -
Class T	1,995	-
Class B	468	-
Class C	351	-
Government Income	129,902	223,332
Institutional Class	6,630	-
Total	$ 140,608	$ 223,332
From net realized gain
Government Income	$ 2,615	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to
January 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007 A	Year ended July 31, 2006	Six months ended January 31, 2007 A	Year ended July 31, 2006
Class A
Shares sold	2,691	-	$ 27,066	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	11,639	-	116,974	-
Reinvestment of distributions	114	-	1,144	-
Shares redeemed	(854)	-	(8,602)	-
Net increase (decrease)	13,590	-	$ 136,582	$ -
Class T
Shares sold	1,195	-	$ 12,040	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	19,997	-	200,973	-
Reinvestment of distributions	189	-	1,905	-
Shares redeemed	(2,684)	-	(27,003)	-
Net increase (decrease)	18,697	-	$ 187,915	$ -
Class B
Shares sold	98	-	$ 1,001	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	5,890	-	59,191	-
Reinvestment of distributions	38	-	377	-
Shares redeemed	(703)	-	(7,084)	-
Net increase (decrease)	5,323	-	$ 53,485	$ -
Class C
Shares sold	161	-	$ 1,619	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	4,449	-	44,717	-
Reinvestment of distributions	21	-	216	-
Shares redeemed	(358)	-	(3,608)	-
Net increase (decrease)	4,273	-	$ 42,944	$ -
Government Income
Shares sold	49,953	127,904	$ 501,828	$ 1,289,378
Issued in exchange for shares of Spartan Government Income Fund	71,077	-	713,611	-
Reinvestment of distributions	12,924	21,894	129,968	219,740
Shares redeemed	(60,028)	(116,476)	(602,501)	(1,160,953)
Net increase (decrease)	73,926	33,322	$ 742,906	$ 348,165

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2007 A	Year ended July 31, 2006	Six months ended January 31, 2007 A	Year ended July 31, 2006
Institutional Class
Shares sold	7,235	-	$ 72,928	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	57,200	-	574,860	-
Reinvestment of distributions	656	-	6,596	-
Shares redeemed	(1,025)	-	(10,327)	-
Net increase (decrease)	64,066	-	$ 644,057	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

10. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639; 19,997; 5,890; 4,449; and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840; 20,358; 6,003; 4,531; and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GVT-USAN-0307
1.789284.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Government Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007) for the Government Income Class and for the entire period (October 24, 2006 to January 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,012.90	$ 2.01B, D
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72C, D
Class T
Actual	$ 1,000.00	$ 1,012.70	$ 2.18B
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 4.02C
Class B
Actual	$ 1,000.00	$ 1,010.80	$ 4.10B
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58C
Class C
Actual	$ 1,000.00	$ 1,010.50	$ 4.24B
HypotheticalA	$ 1,000.00	$ 1,017.44	$ 7.83C
Government Income
Actual	$ 1,000.00	$ 1,028.00	$ 2.30B
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29C
Institutional Class
Actual	$ 1,000.00	$ 1,013.40	$ 1.46B
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.70C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for the Government Income Class and multiplied by 100/365 (to reflect the period October 24, 2006 to January 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

D If fees and changes to voluntary expense limitations effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .83% and the expenses paid in the actual and hypothetical examples above would have been $2.29 and $4.23, respectively.

Annualized Expense Ratio
Class A	.73% D
Class T	.79%
Class B	1.49%
Class C	1.54%
Government Income	.45%
Institutional Class	.53%

Semiannual Report

Investment Changes

Coupon Distribution as of January 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	2.5	7.1
2 - 2.99%	1.2	6.7
3 - 3.99%	3.0	7.0
4 - 4.99%	31.0	30.5
5 - 5.99%	24.3	24.2
6 - 6.99%	15.8	9.4
7% and over	3.0	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2007
6 months ago
Years	4.9	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	4.1	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Mortgage Securities 29.2%		Mortgage Securities 20.4%
	CMOs and Other Mortgage Related Securities 11.4%		CMOs and Other Mortgage Related Securities 12.5%
	U.S. Treasury Obligations 29.8%		U.S. Treasury Obligations 37.1%
	U.S. Government Agency Obligations 32.1%		U.S. Government Agency Obligations 28.6%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets(dagger) (3.2)%		Short-Term Investments and Net Other Assets 0.7%
* Futures and Swaps	0.3%	** Futures and Swaps	4.6%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.9%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 32.1%
Fannie Mae:
3.25% 1/15/08	$ 6,965	$ 6,835
3.25% 8/15/08	4,812	4,677
3.25% 2/15/09	143,050	137,935
4.25% 5/15/09	11,235	11,033
4.5% 10/15/08	81,560	80,739
4.5% 2/15/11	25,924	25,399
4.625% 1/15/08	121,264	120,524
4.625% 10/15/13	3,320	3,229
4.75% 12/15/10	323,801	320,015
4.875% 4/15/09	43,350	43,135
5% 9/15/08	78,770	78,574
5.125% 4/15/11	210,000	210,243
6.375% 6/15/09	55,710	57,268
6.625% 9/15/09	10,379	10,763
7.25% 1/15/10	25,086	26,554
Federal Home Loan Bank:
4.5% 10/14/08	56,475	55,893
5% 9/18/09	26,920	26,879
5.375% 8/19/11	35,350	35,803
5.8% 9/2/08	26,570	26,780
Freddie Mac:
3.875% 6/15/08	2,791	2,742
4% 8/17/07	8,282	8,225
4.25% 7/15/09	40,396	39,609
4.5% 1/15/14	19,730	19,021
4.875% 11/15/13	14,070	13,873
5% 1/30/14	25,000	24,695
5% 2/16/17	100,000	98,676
5.125% 4/18/08	66,000	65,908
5.125% 4/18/11	31,220	31,244
5.125% 10/18/16 (b)	105,000	104,702
5.25% 7/18/11	29,000	29,166
5.625% 3/15/11	48,555	49,487
5.75% 1/15/12	1,686	1,733
6.625% 9/15/09	155,000	160,731
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	113,481
6.6% 2/15/08	30,937	30,961
6.8% 2/15/12	30,000	31,484
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 7,162	$ 7,296
6.99% 5/21/16	22,624	24,162
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,368
5.685% 5/15/12	24,035	24,652
6.49% 7/15/07	5,000	5,024
6.67% 9/15/09	3,500	3,637
7.17% 5/15/07	12,900	12,966
4.974% 8/15/13	22,940	22,811
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	7,045	6,857
Series 2002-20K Class 1, 5.08% 11/1/22	15,675	15,502
Series 2003 P10B, 5.136% 8/10/13	12,903	12,763
Series 2004-20H Class 1, 5.17% 8/1/24	4,187	4,148
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,371
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,465
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,293,038
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	37,973	36,107
2% 7/15/14	42,762	41,592
2.5% 7/15/16	69,847	70,516
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		148,215
U.S. Treasury Obligations - 27.7%
U.S. Treasury Bonds:
6.125% 8/15/29 (b)	253,102	291,502
6.25% 8/15/23	1,500	1,704
8% 11/15/21	146,794	192,254
U.S. Treasury Notes:
4% 11/15/12	11,000	10,558
4.25% 8/15/13 (b)	35,945	34,830
4.25% 11/15/13	37,610	36,389
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14	$ 9,000	$ 8,676
4.25% 11/15/14 (b)	322,185	310,342
4.25% 8/15/15 (b)	84,500	81,123
4.375% 12/15/10	5,230	5,148
4.5% 11/15/15 (b)	111,800	109,197
4.625% 11/15/09 (b)	116,000	115,280
4.625% 10/31/11	70,000	69,401
4.75% 5/15/14 (b)	143,431	142,781
4.875% 4/30/08	26,737	26,688
4.875% 10/31/08 (b)	300,000	299,519
4.875% 5/15/09	183,432	183,303
4.875% 5/31/11	44,500	44,596
5% 7/31/08	21,500	21,503
TOTAL U.S. TREASURY OBLIGATIONS		1,984,794
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,446,827)		4,426,047
U.S. Government Agency - Mortgage Securities - 29.2%

Fannie Mae - 22.0%
3.731% 1/1/35 (f)	1,097	1,086
3.735% 10/1/33 (f)	809	798
3.75% 1/1/34 (f)	738	727
3.76% 10/1/33 (f)	800	790
3.763% 12/1/34 (f)	796	787
3.787% 6/1/34 (f)	3,811	3,734
3.791% 12/1/34 (f)	167	165
3.807% 6/1/33 (f)	605	602
3.825% 4/1/33 (f)	2,272	2,264
3.831% 1/1/35 (f)	2,156	2,137
3.85% 1/1/35 (f)	586	581
3.851% 10/1/33 (f)	34,872	34,517
3.865% 1/1/35 (f)	1,259	1,252
3.876% 6/1/33 (f)	2,985	2,969
3.89% 10/1/34 (f)	774	768
3.901% 12/1/34 (f)	636	634
3.907% 5/1/33 (f)	5,121	5,105
3.938% 5/1/33 (f)	255	253
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.942% 5/1/34 (f)	$ 5,830	$ 5,742
3.943% 5/1/34 (f)	237	240
3.954% 9/1/33 (f)	10,394	10,292
3.959% 1/1/35 (f)	826	819
3.988% 2/1/35 (f)	679	674
4% 9/1/13 to 6/1/20	28,282	26,683
4.007% 1/1/35 (f)	484	480
4.008% 10/1/18 (f)	589	584
4.013% 1/1/35 (f)	332	332
4.05% 2/1/35 (f)	619	615
4.073% 3/1/35 (f)	20,262	20,059
4.077% 2/1/35 (f)	1,169	1,160
4.079% 2/1/35 (f)	416	412
4.081% 4/1/33 (f)	268	267
4.084% 2/1/35 (f)	427	428
4.086% 5/1/33 (f)	9,615	9,547
4.102% 1/1/35 (f)	1,247	1,235
4.103% 1/1/35 (f)	1,223	1,221
4.112% 2/1/35 (f)	1,498	1,494
4.127% 2/1/35 (f)	1,150	1,151
4.132% 1/1/35 (f)	2,222	2,206
4.158% 11/1/34 (f)	286	286
4.17% 1/1/35 (f)	1,689	1,655
4.25% 2/1/35 (f)	857	840
4.258% 1/1/34 (f)	2,432	2,413
4.277% 8/1/33 (f)	1,517	1,508
4.279% 3/1/35 (f)	754	750
4.284% 10/1/33 (f)	366	364
4.289% 10/1/34 (f)	218	220
4.295% 3/1/33 (f)	308	301
4.305% 3/1/33 (f)	990	989
4.308% 3/1/33 (f)	423	414
4.317% 6/1/33 (f)	491	489
4.33% 5/1/35 (f)	934	926
4.347% 1/1/35 (f)	910	894
4.347% 4/1/35 (f)	450	448
4.365% 2/1/34 (f)	1,470	1,461
4.398% 10/1/34 (f)	4,621	4,562
4.402% 2/1/35 (f)	1,128	1,107
4.406% 5/1/35 (f)	2,357	2,356
4.429% 3/1/35 (f)	1,170	1,148
4.435% 5/1/35 (f)	651	648
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.45% 8/1/34 (f)	$ 2,336	$ 2,321
4.49% 11/1/33 (f)	1,651	1,645
4.493% 5/1/33 (f)	1,224	1,229
4.5% 2/1/18 to 10/1/21 (e)	56,829	54,647
4.505% 1/1/35 (f)	979	979
4.508% 2/1/35 (f)	16,524	16,478
4.511% 2/1/35 (f)	13,608	13,548
4.514% 2/1/35 (f)	707	703
4.515% 10/1/35 (f)	531	530
4.531% 2/1/35 (f)	453	453
4.533% 7/1/35 (f)	2,906	2,898
4.566% 9/1/34 (f)	22,526	22,315
4.571% 7/1/35 (f)	3,573	3,562
4.58% 2/1/35 (f)	3,923	3,868
4.603% 7/1/34 (f)	31,463	31,525
4.621% 3/1/35 (f)	364	363
4.633% 1/1/33 (f)	568	569
4.648% 3/1/35 (f)	709	708
4.66% 9/1/34 (f)	312	315
4.704% 10/1/32 (f)	133	134
4.711% 2/1/33 (f)	169	170
4.718% 10/1/34 (f)	3,176	3,153
4.727% 7/1/34 (f)	2,233	2,223
4.746% 5/1/33 (f)	54	54
4.761% 10/1/32 (f)	242	245
4.775% 1/1/35 (f)	127	127
4.784% 12/1/34 (f)	766	759
4.787% 12/1/35 (f)	5,017	5,022
4.792% 4/1/35 (f)	13,357	13,398
4.8% 6/1/35 (f)	3,983	3,983
4.804% 8/1/34 (f)	788	793
4.809% 2/1/33 (f)	1,229	1,232
4.813% 11/1/34 (f)	2,537	2,521
4.816% 11/1/35 (f)	11,684	11,735
4.842% 10/1/35 (f)	2,290	2,275
4.85% 7/1/35 (f)	2,855	2,829
4.863% 7/1/34 (f)	8,120	8,099
4.866% 10/1/34 (f)	8,667	8,625
4.899% 8/1/34 (f)	5,920	5,901
4.903% 5/1/35 (f)	1,974	1,959
4.988% 2/1/35 (f)	305	305
4.99% 12/1/32 (f)	97	97
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5% 12/1/15 to 12/1/35 (e)	$ 196,245	$ 189,789
5.058% 11/1/34 (f)	195	195
5.064% 7/1/34 (f)	386	386
5.07% 5/1/35 (f)	4,841	4,852
5.077% 9/1/34 (f)	6,459	6,456
5.079% 1/1/34 (f)	106	106
5.094% 9/1/34 (f)	811	811
5.11% 7/1/34 (f)	2,407	2,409
5.111% 10/1/35 (f)	5,315	5,293
5.15% 8/1/36 (f)	35,484	35,635
5.175% 6/1/35 (f)	3,437	3,450
5.176% 8/1/33 (f)	1,160	1,164
5.181% 3/1/35 (f)	488	487
5.262% 5/1/35 (f)	6,247	6,245
5.285% 7/1/35 (f)	433	435
5.316% 3/1/36 (f)	41,135	41,180
5.325% 12/1/34 (f)	1,227	1,231
5.408% 7/1/35 (f)	3,189	3,195
5.493% 2/1/36 (f)	15,553	15,611
5.5% 4/1/09 to 12/1/35 (e)	408,597	404,152
5.5% 2/1/37 (d)	70,000	68,902
5.615% 1/1/36 (f)	4,584	4,614
5.81% 5/1/36 (f)	3,906	3,942
5.846% 6/1/35 (f)	2,412	2,437
5.861% 1/1/36 (f)	3,123	3,153
5.902% 3/1/36 (f)	8,745	8,823
5.911% 3/1/36 (f)	9,533	9,614
6% 9/1/17 to 2/1/34	104,986	105,880
6% 2/1/37 (d)(e)	70,000	70,268
6% 2/1/37 (d)	1,500	1,506
6.352% 8/1/36 (f)	7,500	7,618
6.441% 6/1/36 (f)	9,382	9,508
6.5% 3/1/13 to 7/1/35	123,719	126,565
6.5% 2/1/22 (d)	1,897	1,937
6.5% 2/1/22 (d)	2,801	2,860
6.5% 2/1/22 (d)	505	516
6.639% 9/1/36 (f)	12,672	12,874
7% 7/1/13 to 7/1/32	6,330	6,554
7.5% 8/1/10 to 4/1/29	184	189
8% 1/1/22	27	27
8.5% 1/1/15 to 7/1/31	697	734
9% 11/1/11 to 5/1/14	744	744
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
9.5% 11/15/09 to 10/1/20	$ 1,019	$ 1,099
10% 8/1/10	6	6
11% 8/1/10	17	18
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,638	1,823
12.5% 8/1/15 to 3/1/16	4	4
		1,578,191
Freddie Mac - 4.4%
4.057% 12/1/34 (f)	819	811
4.082% 1/1/35 (f)	1,525	1,511
4.111% 12/1/34 (f)	1,219	1,212
4.278% 3/1/35 (f)	995	988
4.285% 1/1/35 (f)	1,709	1,692
4.286% 5/1/35 (f)	1,744	1,728
4.302% 12/1/34 (f)	1,217	1,191
4.322% 2/1/35 (f)	2,151	2,136
4.42% 2/1/34 (f)	828	821
4.43% 6/1/35 (f)	1,484	1,474
4.437% 3/1/35 (f)	1,138	1,112
4.457% 3/1/35 (f)	1,202	1,178
4.5% 11/1/18 to 8/1/33	10,606	10,091
4.544% 2/1/35 (f)	1,679	1,646
4.704% 9/1/35 (f)	29,477	29,365
4.772% 3/1/33 (f)	439	442
4.782% 10/1/32 (f)	161	162
4.997% 4/1/35 (f)	5,431	5,427
5% 1/1/09 to 9/1/35	14,402	13,929
5.021% 4/1/35 (f)	527	519
5.121% 4/1/35 (f)	5,057	5,015
5.129% 7/1/35 (f)	5,868	5,832
5.286% 2/1/36 (f)	348	347
5.296% 6/1/35 (f)	3,880	3,866
5.5% 8/1/14 to 11/1/36	61,356	61,039
5.5% 2/1/37 (d)	9,000	8,862
5.5% 2/1/37 (d)	12,000	11,816
5.501% 1/1/36 (f)	4,522	4,524
5.555% 1/1/36 (f)	7,456	7,468
5.685% 4/1/32 (f)	167	170
6% 9/1/16 to 11/1/33	18,609	18,799
6.5% 5/1/18 to 10/1/36	57,825	59,032
6.5% 2/1/22 (d)	4,643	4,738
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
6.5% 2/1/22 (d)	$ 925	$ 944
6.5% 2/1/22 (d)	255	260
6.521% 10/1/36 (f)	12,375	12,498
6.602% 7/1/36 (f)	5,985	6,050
6.624% 12/1/36 (f)	20,420	20,671
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,750	2,845
8% 1/1/10 to 6/1/11	10	10
8.5% 8/1/08 to 9/1/29	266	283
9% 8/1/08 to 10/1/20	137	144
9.5% 6/1/09 to 8/1/21	413	443
9.75% 8/1/14	160	170
10% 7/1/09 to 8/1/21	47	50
11% 7/1/13 to 5/1/14	89	98
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	5	5
12.5% 2/1/10 to 6/1/19	49	53
13% 8/1/10 to 6/1/15	11	12
		313,486
Government National Mortgage Association - 2.8%
3.75% 1/20/34 (f)	5,107	5,089
4.25% 7/20/34 (f)	1,235	1,225
6% 7/15/08 to 12/15/10	2,253	2,283
6.5% 2/15/24 to 5/15/36	49,024	50,219
6.5% 2/1/37 (d)	13,588	13,905
6.5% 2/1/37 (d)	88,193	90,252
6.5% 2/1/37 (d)	21,082	21,574
6.5% 2/1/37 (d)	13,655	13,974
7% 10/15/26 to 8/15/32	46	48
7.5% 4/15/07 to 8/15/29	163	169
8% 11/15/07 to 12/15/23	1,612	1,699
8.5% 10/15/08 to 1/15/25	22	22
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	111	125
13.5% 7/15/11	9	10
		200,596
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,106,999)		2,092,273
Asset-Backed Securities - 0.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (f) (Cost $49,655)	$ 49,655	$ 49,729
Collateralized Mortgage Obligations - 11.4%

U.S. Government Agency - 11.4%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,681	1,726
Series 1993-109 Class NZ, 6% 7/25/08	1,700	1,699
Series 1993-187 Class L, 6.5% 7/25/23	773	784
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,951
Series 1993-240 Class PD, 6.25% 12/25/13	7,717	7,815
Series 1994-23 Class PG, 6% 4/25/23	7,387	7,375
Series 1994-27 Class PJ, 6.5% 6/25/23	1,207	1,205
Series 1994-50 Class PJ, 6.5% 8/25/23	9,957	9,978
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,250
Series 2003-24 Class PB, 4.5% 12/25/12	8,661	8,616
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,840
Series 2003-39 Class PV, 5.5% 9/25/22	1,845	1,837
Series 2006-45 Class OP, 6/25/36 (g)	7,055	5,365
Series 2006-62 Class KP, 4/25/36 (g)	14,186	10,129
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,442	3,618
Fannie Mae Grantor Trust:
planned amortization class:
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,082
Series 2005-84 Class MB, 5.75% 10/25/35	20,386	20,478
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,567	1,523
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (f)	870	891
Series 2002-49 Class FB, 5.92% 11/18/31 (f)	1,315	1,334
Series 2002-60 Class FV, 6.32% 4/25/32 (f)	544	560
Series 2002-68 Class FH, 5.82% 10/18/32 (f)	3,273	3,305
Series 2002-75 Class FA, 6.32% 11/25/32 (f)	1,115	1,148
Series 2004-54 Class FE, 6.47% 2/25/33 (f)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,171
Series 2002-25 Class PD, 6.5% 3/25/31	13,989	14,001
Series 2003-113 Class PJ, 3.5% 2/25/13	1,420	1,393
Series 2003-73 Class GA, 3.5% 5/25/31	4,372	4,087
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2003-91 Class HA, 4.5% 11/25/16	$ 11,521	$ 11,291
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,401
Series 2005-102 Class CO, 11/25/35 (g)	7,088	5,244
Series 2006-12 Class BO, 10/25/35 (g)	32,706	24,303
Series 2006-37 Class OW, 5/25/36 (g)	7,297	5,515
Series 2006-49 Class CA, 6% 2/25/31	5,766	5,813
sequential payer:
Series 2001-46 Class ZG, 6% 9/25/31	8,297	8,358
Series 2002-79 Class Z, 5.5% 11/25/22	29,214	28,576
Series 2003-18 Class EY, 5% 6/25/17	22,188	21,933
Series 2004-3 Class BA, 4% 7/25/17	793	764
Series 2004-86 Class KC, 4.5% 5/25/19	3,515	3,414
Series 2004-91 Class AH, 4.5% 5/25/29	6,981	6,786
Series 2005-117, Class JN, 4.5% 1/25/36	645	563
Series 2005-41 Class WY, 5.5% 5/25/25	20,552	19,901
Series 2005-55 Class LY, 5.5% 7/25/25	2,580	2,497
Series 2002-50 Class LE, 7% 12/25/29	196	196
Freddie Mac:
floater Series 2344 Class FP, 6.27% 8/15/31 (f)	3,968	4,062
planned amortization class:
Series 1413 Class J, 4% 11/15/07	423	420
Series 2356 Class GD, 6% 9/15/16	706	716
Series 2512 Class PG, 5.5% 10/15/22	2,000	1,947
Series 3149 Class OD, 5/15/36 (g)	35,997	25,473
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,929	2,979
Series 2516 Class AH, 5% 1/15/16	2,747	2,725
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (f)	1,017	1,033
planned amortization class Series 1681 Class PJ, 7% 12/15/23	10,540	10,722
Series 1560 Class PN, 7% 12/15/12	9,877	9,894
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (f)	1,209	1,214
Series 2406:
Class FP, 6.3% 1/15/32 (f)	7,910	8,127
Class PF, 6.3% 12/15/31 (f)	7,774	7,988
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2410 Class PF, 6.3% 2/15/32 (f)	$ 20,756	$ 21,266
Series 2412 Class GF, 6.27% 2/15/32 (f)	3,284	3,361
Series 2448 Class FT, 6.32% 3/15/32 (f)	1,313	1,346
Series 2530 Class FE, 5.92% 2/15/32 (f)	759	768
Series 2630 Class FL, 5.82% 6/15/18 (f)	550	556
Series 3008 Class SM, 0% 7/15/35 (f)	392	347
planned amortization class:
Series 1141 Class G, 9% 9/15/21	480	479
Series 1614 Class L, 6.5% 7/15/23	6,468	6,539
Series 1671 Class G, 6.5% 8/15/23	1,974	1,972
Series 1727 Class H, 6.5% 8/15/23	466	465
Series 2006-15 Class OP, 3/25/36 (g)	8,445	6,011
Series 2543 Class PM, 5.5% 8/15/18	409	408
Series 2587 Class UP, 4% 8/15/25	863	860
Series 2622 Class PE, 4.5% 5/15/18	2,640	2,529
Series 2625 Class QX, 2.25% 3/15/22	117	116
Series 2628:
Class OE, 4.5% 6/15/18	11,000	10,493
Class OP, 3.5% 11/15/13	13,678	13,489
Series 2640:
Class GE, 4.5% 7/15/18	7,310	6,999
Class QG, 2% 4/15/22	149	146
Series 2660 Class ML, 3.5% 7/15/22	9,757	9,607
Series 2682 Class LD, 4.5% 10/15/33	777	684
Series 2683 Class UH, 3% 3/15/19	186	185
Series 2690 Class PD, 5% 2/15/27	12,900	12,770
Series 2752 Class PW, 4% 4/15/22	3,270	3,219
Series 2755 Class LC, 4% 6/15/27	12,735	12,266
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,838
Series 2763 Class PD, 4.5% 12/15/17	12,325	11,897
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,097
Series 2780 Class OC, 4.5% 3/15/17	5,940	5,817
Series 2802 Class OB, 6% 5/15/34	10,455	10,572
Series 2810 Class PD, 6% 6/15/33	995	1,003
Series 2828 Class JA, 4.5% 1/15/10	2,397	2,391
Series 2831 Class PB, 5% 7/15/19	6,020	5,906
Series 2885 Class PC, 4.5% 3/15/18	7,970	7,778
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,644
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2966 Class XC, 5.5% 1/15/31	$ 25,111	$ 24,943
Series 3077 Class TO, 4/15/35 (g)	18,566	13,446
Series 3100 Class PO, 1/15/36 (g)	8,054	6,021
Series 3102 Class OH, 1/15/36 (g)	8,560	6,486
Series 3110 Class OP, 9/15/35 (g)	17,447	12,703
Series 3119, Class PO, 2/15/36 (g)	21,024	14,956
Series 3121 Class KO, 3/15/36 (g)	7,454	5,694
Series 3122 Class OP, 3/15/36 (g)	14,911	11,032
Series 3123 Class LO, 3/15/36 (g)	13,571	9,612
Series 3140 Class XO, 3/15/36 (g)	9,746	7,250
Series 3145 Class GO, 4/15/36 (g)	12,298	8,767
Series 3151 Class PO, 5/15/36 (g)	13,136	9,306
sequential payer:
Series 2492 Class A, 5.25% 5/15/29	365	364
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,776
Series 2570 Class CU, 4.5% 7/15/17	2,316	2,266
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,057
Series 2601 Class TB, 5.5% 4/15/23	869	842
Series 2617 Class GW, 3.5% 6/15/16	5,036	4,920
Series 2675 Class CB, 4% 5/15/16	2,263	2,194
Series 2677 Class HG, 3% 8/15/12	1,750	1,721
Series 2683 Class JA, 4% 10/15/16	2,331	2,256
Series 2685 Class ND, 4% 10/15/18	9,064	8,192
Series 2750 Class ZT, 5% 2/15/34	995	875
Series 2773 Class HC, 4.5% 4/15/19	704	649
Series 2809 Class UA, 4% 12/15/14	3,737	3,663
Series 2849 Class AL, 5% 5/15/18	8,288	8,156
Series 2866 Class N, 4.5% 12/15/18	7,093	6,966
Series 2937 Class HJ, 5% 10/15/19	10,576	10,457
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,946
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,585
Series 3013 Class VJ, 5% 1/15/14	2,109	2,081
Series 2769 Class BU, 5% 3/15/34	6,194	5,897
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	11,192	11,545
Series 2877 Class JC, 5% 10/15/34	1,470	1,448
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 5,284	$ 5,564
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,153
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $825,673)		818,153
Cash Equivalents - 24.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07:
(Collateralized by U.S. Government Obligations) #	$ 257,428	257,390
(Collateralized by U.S. Government Obligations) # (a)	1,485,095	1,484,877
TOTAL CASH EQUIVALENTS (Cost $1,742,267)		1,742,267
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $9,171,421)		9,128,469
NET OTHER ASSETS - (27.6)%		(1,976,015)
NET ASSETS - 100%		$ 7,152,454
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.3751% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Jan. 2017	$ 19,600	$ 41
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,368,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$257,390,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 16,409
Banc of America Securities LLC	58,291
Bank of America, NA	14,586
Barclays Capital, Inc.	65,635
Citigroup Global Markets, Inc.	3,646
Countrywide Securities Corp.	47,404
Greenwich Capital Markets, Inc.	368
HSBC Securities (USA), Inc.	7,293
Societe Generale, New York Branch	7,293
UBS Securities LLC	29,172
WestLB AG	7,293
$ 257,390
$1,484,877,000 due 2/01/07 at 5.29%
Banc of America Securities LLC	$ 1,484,877
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $10,715,000 all of which will expire on July 31, 2014.
The fund intends to elect to defer to its fiscal year ending July 31, 2007 approximately $55,923,000 of losses recognized during the period November 1, 2005 to July 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,439,563 and repurchase agreements of $1,742,267) - See accompanying schedule: Unaffiliated issuers (cost $9,171,421)		$ 9,128,469
Commitment to sell securities on a delayed delivery basis	$ (204,206)
Receivable for securities sold on a delayed delivery basis	204,127	(79)
Receivable for investments sold Regular delivery		108,676
Delayed delivery		35,984
Receivable for fund shares sold		10,207
Interest receivable		68,750
Swap agreements, at value		41
Total assets		9,352,048

Liabilities
Payable for investments purchased Regular delivery	$ 388,797
Delayed delivery	314,168
Payable for fund shares redeemed	8,020
Distributions payable	651
Accrued management fee	1,882
Distribution fees payable	133
Other affiliated payables	864
Other payables and accrued expenses	202
Collateral on securities loaned, at value	1,484,877
Total liabilities		2,199,594

Net Assets		$ 7,152,454
Net Assets consist of:
Paid in capital		$ 7,273,087
Distributions in excess of net investment income		(1,454)
Accumulated undistributed net realized gain (loss) on investments		(76,189)
Net unrealized appreciation (depreciation) on investments		(42,990)
Net Assets		$ 7,152,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,926 ÷ 13,590 shares)	$ 10.00

Maximum offering price per share (100/95.25 of $10.00)	$ 10.50
Class T: Net Asset Value and redemption price per share ($187,010 ÷ 18,697 shares)	$ 10.00

Maximum offering price per share (100/96.50 of $10.00)	$ 10.36
Class B: Net Asset Value and offering price per share ($53,242 ÷ 5,323 shares)A	$ 10.00

Class C: Net Asset Value and offering price per share ($42,741 ÷ 4,273 shares)A	$ 10.00

Government Income: Net Asset Value, offering price and redemption price per share ($6,092,791 ÷ 609,833 shares)	$ 9.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($640,744 ÷ 64,066 shares)	$ 10.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 141,651

Expenses
Management fee	$ 9,811
Transfer agent fees	3,335
Distribution fees	415
Fund wide operations fee	907
Independent trustees' compensation	11
Miscellaneous	6
Total expenses before reductions	14,485
Expense reductions	(238)	14,247
Net investment income		127,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,384)
Swap agreements	3,264
Total net realized gain (loss)		(11,120)
Change in net unrealized appreciation (depreciation) on: Investment securities	44,385
Swap agreements	(4,239)
Delayed delivery commitments	(17)
Total change in net unrealized appreciation (depreciation)		40,129
Net gain (loss)		29,009
Net increase (decrease) in net assets resulting from operations		$ 156,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 127,404	$ 235,825
Net realized gain (loss)	(11,120)	(63,122)
Change in net unrealized appreciation (depreciation)	40,129	(93,536)
Net increase (decrease) in net assets resulting from operations	156,413	79,167
Distributions to shareholders from net investment income	(140,608)	(223,332)
Distributions to shareholders from net realized gain	(2,615)	-
Total distributions	(143,223)	(223,332)
Share transactions - net increase (decrease)	1,807,889	348,165
Total increase (decrease) in net assets	1,821,079	204,000

Net Assets
Beginning of period	5,331,375	5,127,375
End of period (including distributions in excess of net investment income of $1,454 and undistributed net investment income of $11,750, respectively)	$ 7,152,454	$ 5,331,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.094
Net realized and unrealized gain (loss)	.035
Total from investment operations	.129
Distributions from net investment income	(.109)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.29%
Ratios to Average Net Assets G
Expenses before reductions	.73% A
Expenses net of fee waivers, if any	.73% A
Expenses net of all reductions	.72% A
Net investment income	3.56% A
Supplemental Data
Net assets, end of period (in millions)	$ 136
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.092
Net realized and unrealized gain (loss)	.035
Total from investment operations	.127
Distributions from net investment income	(.107)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.27%
Ratios to Average Net Assets G
Expenses before reductions	.79% A
Expenses net of fee waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income	3.48% A
Supplemental Data
Net assets, end of period (in millions)	$ 187
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.074
Net realized and unrealized gain (loss)	.034
Total from investment operations	.108
Distributions from net investment income	(.088)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.08%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A
Expenses net of fee waivers, if any	1.49% A
Expenses net of all reductions	1.49% A
Net investment income	2.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 53
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.073
Net realized and unrealized gain (loss)	.032
Total from investment operations	.105
Distributions from net investment income	(.085)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.05%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A
Expenses net of fee waivers, if any	1.54% A
Expenses net of all reductions	1.54% A
Net investment income	2.74% A
Supplemental Data
Net assets, end of period (in millions)	$ 43
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30	$ 9.98
Income from Investment Operations
Net investment income D	.210	.429	.329	.307	.374	.452
Net realized and unrealized gain (loss)	.068	(.274)	.097	.124	(.014)	.335
Total from investment operations	.278	.155	.426	.431	.360	.787
Distributions from net investment income	(.233)	(.405)	(.321)	(.301)	(.370)	(.467)
Distributions from net realized gain	(.005)	-	(.035)	(.160)	(.130)	-
Total distributions	(.238)	(.405)	(.356)	(.461)	(.500)	(.467)
Net asset value, end of period	$ 9.99	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Total Return B, C	2.80%	1.56%	4.24%	4.30%	3.45%	8.08%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.58%	.63%	.65%	.69%
Expenses net of fee waivers, if any	.45% A	.45%	.58%	.63%	.65%	.69%
Expenses net of all reductions	.45% A	.44%	.58%	.63%	.65%	.68%
Net investment income	4.15% A	4.27%	3.21%	3.01%	3.56%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 6,093	$ 5,331	$ 5,127	$ 4,168	$ 3,622	$ 2,920
Portfolio turnover rate	106% A, F	108%	114%	224%	253%	284%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2007
(Unaudited) E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.099
Net realized and unrealized gain (loss)	.035
Total from investment operations	.134
Distributions from net investment income	(.114)
Net asset value, end of period	$ 10.00
Total Return B, C	1.34%
Ratios to Average Net Assets F
Expenses before reductions	.53% A
Expenses net of fee waivers, if any	.53% A
Expenses net of all reductions	.53% A
Net investment income	3.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 641
Portfolio turnover rate	106% A, G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sales of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Government Income on October 24, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,329
Unrealized depreciation	(71,446)
Net unrealized appreciation (depreciation)	$ (43,117)
Cost for federal income tax purposes	$ 9,171,586

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, effective October 27, 2006 under a new expense contract, FMR pays all class-level expenses for Government Income class, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 47	$ 5
Class T	0%	.25%	126	-
Class B	.65%	.25%	130	98
Class C	.75%	.25%	112	-
			$ 415	$ 103

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	34
Class C*	1
$ 44

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Government Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Government Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 73.23
Class T	98.19
Class B	36.25
Class C	22.20
Government Income	2,809.10
Institutional Class	297.19
	$ 3,335

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $714.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Government Income	229
Institutional Class	4
$ 236

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

7. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 15% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 48% of the total outstanding shares of Fidelity Government Income Fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007 A	Year ended July 31, 2006
From net investment income
Class A	$ 1,262	$ -
Class T	1,995	-
Class B	468	-
Class C	351	-
Government Income	129,902	223,332
Institutional Class	6,630	-
Total	$ 140,608	$ 223,332
From net realized gain
Government Income	$ 2,615	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to
January 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007 A	Year ended July 31, 2006	Six months ended January 31, 2007 A	Year ended July 31, 2006
Class A
Shares sold	2,691	-	$ 27,066	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	11,639	-	116,974	-
Reinvestment of distributions	114	-	1,144	-
Shares redeemed	(854)	-	(8,602)	-
Net increase (decrease)	13,590	-	$ 136,582	$ -
Class T
Shares sold	1,195	-	$ 12,040	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	19,997	-	200,973	-
Reinvestment of distributions	189	-	1,905	-
Shares redeemed	(2,684)	-	(27,003)	-
Net increase (decrease)	18,697	-	$ 187,915	$ -
Class B
Shares sold	98	-	$ 1,001	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	5,890	-	59,191	-
Reinvestment of distributions	38	-	377	-
Shares redeemed	(703)	-	(7,084)	-
Net increase (decrease)	5,323	-	$ 53,485	$ -
Class C
Shares sold	161	-	$ 1,619	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	4,449	-	44,717	-
Reinvestment of distributions	21	-	216	-
Shares redeemed	(358)	-	(3,608)	-
Net increase (decrease)	4,273	-	$ 42,944	$ -
Government Income
Shares sold	49,953	127,904	$ 501,828	$ 1,289,378
Issued in exchange for shares of Spartan Government Income Fund	71,077	-	713,611	-
Reinvestment of distributions	12,924	21,894	129,968	219,740
Shares redeemed	(60,028)	(116,476)	(602,501)	(1,160,953)
Net increase (decrease)	73,926	33,322	$ 742,906	$ 348,165

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2007 A	Year ended July 31, 2006	Six months ended January 31, 2007 A	Year ended July 31, 2006
Institutional Class
Shares sold	7,235	-	$ 72,928	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	57,200	-	574,860	-
Reinvestment of distributions	656	-	6,596	-
Shares redeemed	(1,025)	-	(10,327)	-
Net increase (decrease)	64,066	-	$ 644,057	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

10. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639; 19,997; 5,890; 4,449; and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840; 20,358; 6,003; 4,531; and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Research &
Management Company (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVT-USAN-0307
1.834243.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Government Income

Fund - Institutional Class

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007) for the Government Income Class and for the entire period (October 24, 2006 to January 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value January 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,012.90	$ 2.01B, D
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72C, D
Class T
Actual	$ 1,000.00	$ 1,012.70	$ 2.18B
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 4.02C
Class B
Actual	$ 1,000.00	$ 1,010.80	$ 4.10B
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58C
Class C
Actual	$ 1,000.00	$ 1,010.50	$ 4.24B
HypotheticalA	$ 1,000.00	$ 1,017.44	$ 7.83C
Government Income
Actual	$ 1,000.00	$ 1,028.00	$ 2.30B
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29C
Institutional Class
Actual	$ 1,000.00	$ 1,013.40	$ 1.46B
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.70C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for the Government Income Class and multiplied by 100/365 (to reflect the period October 24, 2006 to January 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

D If fees and changes to voluntary expense limitations effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .83% and the expenses paid in the actual and hypothetical examples above would have been $2.29 and $4.23, respectively.

Annualized Expense Ratio
Class A	.73% D
Class T	.79%
Class B	1.49%
Class C	1.54%
Government Income	.45%
Institutional Class	.53%

Semiannual Report

Investment Changes

Coupon Distribution as of January 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	2.5	7.1
2 - 2.99%	1.2	6.7
3 - 3.99%	3.0	7.0
4 - 4.99%	31.0	30.5
5 - 5.99%	24.3	24.2
6 - 6.99%	15.8	9.4
7% and over	3.0	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2007
6 months ago
Years	4.9	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	4.1	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Mortgage Securities 29.2%		Mortgage Securities 20.4%
	CMOs and Other Mortgage Related Securities 11.4%		CMOs and Other Mortgage Related Securities 12.5%
	U.S. Treasury Obligations 29.8%		U.S. Treasury Obligations 37.1%
	U.S. Government Agency Obligations 32.1%		U.S. Government Agency Obligations 28.6%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets(dagger) (3.2)%		Short-Term Investments and Net Other Assets 0.7%
* Futures and Swaps	0.3%	** Futures and Swaps	4.6%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.9%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 32.1%
Fannie Mae:
3.25% 1/15/08	$ 6,965	$ 6,835
3.25% 8/15/08	4,812	4,677
3.25% 2/15/09	143,050	137,935
4.25% 5/15/09	11,235	11,033
4.5% 10/15/08	81,560	80,739
4.5% 2/15/11	25,924	25,399
4.625% 1/15/08	121,264	120,524
4.625% 10/15/13	3,320	3,229
4.75% 12/15/10	323,801	320,015
4.875% 4/15/09	43,350	43,135
5% 9/15/08	78,770	78,574
5.125% 4/15/11	210,000	210,243
6.375% 6/15/09	55,710	57,268
6.625% 9/15/09	10,379	10,763
7.25% 1/15/10	25,086	26,554
Federal Home Loan Bank:
4.5% 10/14/08	56,475	55,893
5% 9/18/09	26,920	26,879
5.375% 8/19/11	35,350	35,803
5.8% 9/2/08	26,570	26,780
Freddie Mac:
3.875% 6/15/08	2,791	2,742
4% 8/17/07	8,282	8,225
4.25% 7/15/09	40,396	39,609
4.5% 1/15/14	19,730	19,021
4.875% 11/15/13	14,070	13,873
5% 1/30/14	25,000	24,695
5% 2/16/17	100,000	98,676
5.125% 4/18/08	66,000	65,908
5.125% 4/18/11	31,220	31,244
5.125% 10/18/16 (b)	105,000	104,702
5.25% 7/18/11	29,000	29,166
5.625% 3/15/11	48,555	49,487
5.75% 1/15/12	1,686	1,733
6.625% 9/15/09	155,000	160,731
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	113,481
6.6% 2/15/08	30,937	30,961
6.8% 2/15/12	30,000	31,484
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 7,162	$ 7,296
6.99% 5/21/16	22,624	24,162
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,368
5.685% 5/15/12	24,035	24,652
6.49% 7/15/07	5,000	5,024
6.67% 9/15/09	3,500	3,637
7.17% 5/15/07	12,900	12,966
4.974% 8/15/13	22,940	22,811
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	7,045	6,857
Series 2002-20K Class 1, 5.08% 11/1/22	15,675	15,502
Series 2003 P10B, 5.136% 8/10/13	12,903	12,763
Series 2004-20H Class 1, 5.17% 8/1/24	4,187	4,148
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,371
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,465
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,293,038
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	37,973	36,107
2% 7/15/14	42,762	41,592
2.5% 7/15/16	69,847	70,516
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		148,215
U.S. Treasury Obligations - 27.7%
U.S. Treasury Bonds:
6.125% 8/15/29 (b)	253,102	291,502
6.25% 8/15/23	1,500	1,704
8% 11/15/21	146,794	192,254
U.S. Treasury Notes:
4% 11/15/12	11,000	10,558
4.25% 8/15/13 (b)	35,945	34,830
4.25% 11/15/13	37,610	36,389
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14	$ 9,000	$ 8,676
4.25% 11/15/14 (b)	322,185	310,342
4.25% 8/15/15 (b)	84,500	81,123
4.375% 12/15/10	5,230	5,148
4.5% 11/15/15 (b)	111,800	109,197
4.625% 11/15/09 (b)	116,000	115,280
4.625% 10/31/11	70,000	69,401
4.75% 5/15/14 (b)	143,431	142,781
4.875% 4/30/08	26,737	26,688
4.875% 10/31/08 (b)	300,000	299,519
4.875% 5/15/09	183,432	183,303
4.875% 5/31/11	44,500	44,596
5% 7/31/08	21,500	21,503
TOTAL U.S. TREASURY OBLIGATIONS		1,984,794
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,446,827)		4,426,047
U.S. Government Agency - Mortgage Securities - 29.2%

Fannie Mae - 22.0%
3.731% 1/1/35 (f)	1,097	1,086
3.735% 10/1/33 (f)	809	798
3.75% 1/1/34 (f)	738	727
3.76% 10/1/33 (f)	800	790
3.763% 12/1/34 (f)	796	787
3.787% 6/1/34 (f)	3,811	3,734
3.791% 12/1/34 (f)	167	165
3.807% 6/1/33 (f)	605	602
3.825% 4/1/33 (f)	2,272	2,264
3.831% 1/1/35 (f)	2,156	2,137
3.85% 1/1/35 (f)	586	581
3.851% 10/1/33 (f)	34,872	34,517
3.865% 1/1/35 (f)	1,259	1,252
3.876% 6/1/33 (f)	2,985	2,969
3.89% 10/1/34 (f)	774	768
3.901% 12/1/34 (f)	636	634
3.907% 5/1/33 (f)	5,121	5,105
3.938% 5/1/33 (f)	255	253
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.942% 5/1/34 (f)	$ 5,830	$ 5,742
3.943% 5/1/34 (f)	237	240
3.954% 9/1/33 (f)	10,394	10,292
3.959% 1/1/35 (f)	826	819
3.988% 2/1/35 (f)	679	674
4% 9/1/13 to 6/1/20	28,282	26,683
4.007% 1/1/35 (f)	484	480
4.008% 10/1/18 (f)	589	584
4.013% 1/1/35 (f)	332	332
4.05% 2/1/35 (f)	619	615
4.073% 3/1/35 (f)	20,262	20,059
4.077% 2/1/35 (f)	1,169	1,160
4.079% 2/1/35 (f)	416	412
4.081% 4/1/33 (f)	268	267
4.084% 2/1/35 (f)	427	428
4.086% 5/1/33 (f)	9,615	9,547
4.102% 1/1/35 (f)	1,247	1,235
4.103% 1/1/35 (f)	1,223	1,221
4.112% 2/1/35 (f)	1,498	1,494
4.127% 2/1/35 (f)	1,150	1,151
4.132% 1/1/35 (f)	2,222	2,206
4.158% 11/1/34 (f)	286	286
4.17% 1/1/35 (f)	1,689	1,655
4.25% 2/1/35 (f)	857	840
4.258% 1/1/34 (f)	2,432	2,413
4.277% 8/1/33 (f)	1,517	1,508
4.279% 3/1/35 (f)	754	750
4.284% 10/1/33 (f)	366	364
4.289% 10/1/34 (f)	218	220
4.295% 3/1/33 (f)	308	301
4.305% 3/1/33 (f)	990	989
4.308% 3/1/33 (f)	423	414
4.317% 6/1/33 (f)	491	489
4.33% 5/1/35 (f)	934	926
4.347% 1/1/35 (f)	910	894
4.347% 4/1/35 (f)	450	448
4.365% 2/1/34 (f)	1,470	1,461
4.398% 10/1/34 (f)	4,621	4,562
4.402% 2/1/35 (f)	1,128	1,107
4.406% 5/1/35 (f)	2,357	2,356
4.429% 3/1/35 (f)	1,170	1,148
4.435% 5/1/35 (f)	651	648
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.45% 8/1/34 (f)	$ 2,336	$ 2,321
4.49% 11/1/33 (f)	1,651	1,645
4.493% 5/1/33 (f)	1,224	1,229
4.5% 2/1/18 to 10/1/21 (e)	56,829	54,647
4.505% 1/1/35 (f)	979	979
4.508% 2/1/35 (f)	16,524	16,478
4.511% 2/1/35 (f)	13,608	13,548
4.514% 2/1/35 (f)	707	703
4.515% 10/1/35 (f)	531	530
4.531% 2/1/35 (f)	453	453
4.533% 7/1/35 (f)	2,906	2,898
4.566% 9/1/34 (f)	22,526	22,315
4.571% 7/1/35 (f)	3,573	3,562
4.58% 2/1/35 (f)	3,923	3,868
4.603% 7/1/34 (f)	31,463	31,525
4.621% 3/1/35 (f)	364	363
4.633% 1/1/33 (f)	568	569
4.648% 3/1/35 (f)	709	708
4.66% 9/1/34 (f)	312	315
4.704% 10/1/32 (f)	133	134
4.711% 2/1/33 (f)	169	170
4.718% 10/1/34 (f)	3,176	3,153
4.727% 7/1/34 (f)	2,233	2,223
4.746% 5/1/33 (f)	54	54
4.761% 10/1/32 (f)	242	245
4.775% 1/1/35 (f)	127	127
4.784% 12/1/34 (f)	766	759
4.787% 12/1/35 (f)	5,017	5,022
4.792% 4/1/35 (f)	13,357	13,398
4.8% 6/1/35 (f)	3,983	3,983
4.804% 8/1/34 (f)	788	793
4.809% 2/1/33 (f)	1,229	1,232
4.813% 11/1/34 (f)	2,537	2,521
4.816% 11/1/35 (f)	11,684	11,735
4.842% 10/1/35 (f)	2,290	2,275
4.85% 7/1/35 (f)	2,855	2,829
4.863% 7/1/34 (f)	8,120	8,099
4.866% 10/1/34 (f)	8,667	8,625
4.899% 8/1/34 (f)	5,920	5,901
4.903% 5/1/35 (f)	1,974	1,959
4.988% 2/1/35 (f)	305	305
4.99% 12/1/32 (f)	97	97
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5% 12/1/15 to 12/1/35 (e)	$ 196,245	$ 189,789
5.058% 11/1/34 (f)	195	195
5.064% 7/1/34 (f)	386	386
5.07% 5/1/35 (f)	4,841	4,852
5.077% 9/1/34 (f)	6,459	6,456
5.079% 1/1/34 (f)	106	106
5.094% 9/1/34 (f)	811	811
5.11% 7/1/34 (f)	2,407	2,409
5.111% 10/1/35 (f)	5,315	5,293
5.15% 8/1/36 (f)	35,484	35,635
5.175% 6/1/35 (f)	3,437	3,450
5.176% 8/1/33 (f)	1,160	1,164
5.181% 3/1/35 (f)	488	487
5.262% 5/1/35 (f)	6,247	6,245
5.285% 7/1/35 (f)	433	435
5.316% 3/1/36 (f)	41,135	41,180
5.325% 12/1/34 (f)	1,227	1,231
5.408% 7/1/35 (f)	3,189	3,195
5.493% 2/1/36 (f)	15,553	15,611
5.5% 4/1/09 to 12/1/35 (e)	408,597	404,152
5.5% 2/1/37 (d)	70,000	68,902
5.615% 1/1/36 (f)	4,584	4,614
5.81% 5/1/36 (f)	3,906	3,942
5.846% 6/1/35 (f)	2,412	2,437
5.861% 1/1/36 (f)	3,123	3,153
5.902% 3/1/36 (f)	8,745	8,823
5.911% 3/1/36 (f)	9,533	9,614
6% 9/1/17 to 2/1/34	104,986	105,880
6% 2/1/37 (d)(e)	70,000	70,268
6% 2/1/37 (d)	1,500	1,506
6.352% 8/1/36 (f)	7,500	7,618
6.441% 6/1/36 (f)	9,382	9,508
6.5% 3/1/13 to 7/1/35	123,719	126,565
6.5% 2/1/22 (d)	1,897	1,937
6.5% 2/1/22 (d)	2,801	2,860
6.5% 2/1/22 (d)	505	516
6.639% 9/1/36 (f)	12,672	12,874
7% 7/1/13 to 7/1/32	6,330	6,554
7.5% 8/1/10 to 4/1/29	184	189
8% 1/1/22	27	27
8.5% 1/1/15 to 7/1/31	697	734
9% 11/1/11 to 5/1/14	744	744
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
9.5% 11/15/09 to 10/1/20	$ 1,019	$ 1,099
10% 8/1/10	6	6
11% 8/1/10	17	18
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,638	1,823
12.5% 8/1/15 to 3/1/16	4	4
		1,578,191
Freddie Mac - 4.4%
4.057% 12/1/34 (f)	819	811
4.082% 1/1/35 (f)	1,525	1,511
4.111% 12/1/34 (f)	1,219	1,212
4.278% 3/1/35 (f)	995	988
4.285% 1/1/35 (f)	1,709	1,692
4.286% 5/1/35 (f)	1,744	1,728
4.302% 12/1/34 (f)	1,217	1,191
4.322% 2/1/35 (f)	2,151	2,136
4.42% 2/1/34 (f)	828	821
4.43% 6/1/35 (f)	1,484	1,474
4.437% 3/1/35 (f)	1,138	1,112
4.457% 3/1/35 (f)	1,202	1,178
4.5% 11/1/18 to 8/1/33	10,606	10,091
4.544% 2/1/35 (f)	1,679	1,646
4.704% 9/1/35 (f)	29,477	29,365
4.772% 3/1/33 (f)	439	442
4.782% 10/1/32 (f)	161	162
4.997% 4/1/35 (f)	5,431	5,427
5% 1/1/09 to 9/1/35	14,402	13,929
5.021% 4/1/35 (f)	527	519
5.121% 4/1/35 (f)	5,057	5,015
5.129% 7/1/35 (f)	5,868	5,832
5.286% 2/1/36 (f)	348	347
5.296% 6/1/35 (f)	3,880	3,866
5.5% 8/1/14 to 11/1/36	61,356	61,039
5.5% 2/1/37 (d)	9,000	8,862
5.5% 2/1/37 (d)	12,000	11,816
5.501% 1/1/36 (f)	4,522	4,524
5.555% 1/1/36 (f)	7,456	7,468
5.685% 4/1/32 (f)	167	170
6% 9/1/16 to 11/1/33	18,609	18,799
6.5% 5/1/18 to 10/1/36	57,825	59,032
6.5% 2/1/22 (d)	4,643	4,738
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
6.5% 2/1/22 (d)	$ 925	$ 944
6.5% 2/1/22 (d)	255	260
6.521% 10/1/36 (f)	12,375	12,498
6.602% 7/1/36 (f)	5,985	6,050
6.624% 12/1/36 (f)	20,420	20,671
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,750	2,845
8% 1/1/10 to 6/1/11	10	10
8.5% 8/1/08 to 9/1/29	266	283
9% 8/1/08 to 10/1/20	137	144
9.5% 6/1/09 to 8/1/21	413	443
9.75% 8/1/14	160	170
10% 7/1/09 to 8/1/21	47	50
11% 7/1/13 to 5/1/14	89	98
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	5	5
12.5% 2/1/10 to 6/1/19	49	53
13% 8/1/10 to 6/1/15	11	12
		313,486
Government National Mortgage Association - 2.8%
3.75% 1/20/34 (f)	5,107	5,089
4.25% 7/20/34 (f)	1,235	1,225
6% 7/15/08 to 12/15/10	2,253	2,283
6.5% 2/15/24 to 5/15/36	49,024	50,219
6.5% 2/1/37 (d)	13,588	13,905
6.5% 2/1/37 (d)	88,193	90,252
6.5% 2/1/37 (d)	21,082	21,574
6.5% 2/1/37 (d)	13,655	13,974
7% 10/15/26 to 8/15/32	46	48
7.5% 4/15/07 to 8/15/29	163	169
8% 11/15/07 to 12/15/23	1,612	1,699
8.5% 10/15/08 to 1/15/25	22	22
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	111	125
13.5% 7/15/11	9	10
		200,596
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,106,999)		2,092,273
Asset-Backed Securities - 0.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (f) (Cost $49,655)	$ 49,655	$ 49,729
Collateralized Mortgage Obligations - 11.4%

U.S. Government Agency - 11.4%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,681	1,726
Series 1993-109 Class NZ, 6% 7/25/08	1,700	1,699
Series 1993-187 Class L, 6.5% 7/25/23	773	784
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,951
Series 1993-240 Class PD, 6.25% 12/25/13	7,717	7,815
Series 1994-23 Class PG, 6% 4/25/23	7,387	7,375
Series 1994-27 Class PJ, 6.5% 6/25/23	1,207	1,205
Series 1994-50 Class PJ, 6.5% 8/25/23	9,957	9,978
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,250
Series 2003-24 Class PB, 4.5% 12/25/12	8,661	8,616
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,840
Series 2003-39 Class PV, 5.5% 9/25/22	1,845	1,837
Series 2006-45 Class OP, 6/25/36 (g)	7,055	5,365
Series 2006-62 Class KP, 4/25/36 (g)	14,186	10,129
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,442	3,618
Fannie Mae Grantor Trust:
planned amortization class:
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,082
Series 2005-84 Class MB, 5.75% 10/25/35	20,386	20,478
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,567	1,523
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (f)	870	891
Series 2002-49 Class FB, 5.92% 11/18/31 (f)	1,315	1,334
Series 2002-60 Class FV, 6.32% 4/25/32 (f)	544	560
Series 2002-68 Class FH, 5.82% 10/18/32 (f)	3,273	3,305
Series 2002-75 Class FA, 6.32% 11/25/32 (f)	1,115	1,148
Series 2004-54 Class FE, 6.47% 2/25/33 (f)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,171
Series 2002-25 Class PD, 6.5% 3/25/31	13,989	14,001
Series 2003-113 Class PJ, 3.5% 2/25/13	1,420	1,393
Series 2003-73 Class GA, 3.5% 5/25/31	4,372	4,087
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2003-91 Class HA, 4.5% 11/25/16	$ 11,521	$ 11,291
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,401
Series 2005-102 Class CO, 11/25/35 (g)	7,088	5,244
Series 2006-12 Class BO, 10/25/35 (g)	32,706	24,303
Series 2006-37 Class OW, 5/25/36 (g)	7,297	5,515
Series 2006-49 Class CA, 6% 2/25/31	5,766	5,813
sequential payer:
Series 2001-46 Class ZG, 6% 9/25/31	8,297	8,358
Series 2002-79 Class Z, 5.5% 11/25/22	29,214	28,576
Series 2003-18 Class EY, 5% 6/25/17	22,188	21,933
Series 2004-3 Class BA, 4% 7/25/17	793	764
Series 2004-86 Class KC, 4.5% 5/25/19	3,515	3,414
Series 2004-91 Class AH, 4.5% 5/25/29	6,981	6,786
Series 2005-117, Class JN, 4.5% 1/25/36	645	563
Series 2005-41 Class WY, 5.5% 5/25/25	20,552	19,901
Series 2005-55 Class LY, 5.5% 7/25/25	2,580	2,497
Series 2002-50 Class LE, 7% 12/25/29	196	196
Freddie Mac:
floater Series 2344 Class FP, 6.27% 8/15/31 (f)	3,968	4,062
planned amortization class:
Series 1413 Class J, 4% 11/15/07	423	420
Series 2356 Class GD, 6% 9/15/16	706	716
Series 2512 Class PG, 5.5% 10/15/22	2,000	1,947
Series 3149 Class OD, 5/15/36 (g)	35,997	25,473
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,929	2,979
Series 2516 Class AH, 5% 1/15/16	2,747	2,725
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (f)	1,017	1,033
planned amortization class Series 1681 Class PJ, 7% 12/15/23	10,540	10,722
Series 1560 Class PN, 7% 12/15/12	9,877	9,894
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (f)	1,209	1,214
Series 2406:
Class FP, 6.3% 1/15/32 (f)	7,910	8,127
Class PF, 6.3% 12/15/31 (f)	7,774	7,988
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2410 Class PF, 6.3% 2/15/32 (f)	$ 20,756	$ 21,266
Series 2412 Class GF, 6.27% 2/15/32 (f)	3,284	3,361
Series 2448 Class FT, 6.32% 3/15/32 (f)	1,313	1,346
Series 2530 Class FE, 5.92% 2/15/32 (f)	759	768
Series 2630 Class FL, 5.82% 6/15/18 (f)	550	556
Series 3008 Class SM, 0% 7/15/35 (f)	392	347
planned amortization class:
Series 1141 Class G, 9% 9/15/21	480	479
Series 1614 Class L, 6.5% 7/15/23	6,468	6,539
Series 1671 Class G, 6.5% 8/15/23	1,974	1,972
Series 1727 Class H, 6.5% 8/15/23	466	465
Series 2006-15 Class OP, 3/25/36 (g)	8,445	6,011
Series 2543 Class PM, 5.5% 8/15/18	409	408
Series 2587 Class UP, 4% 8/15/25	863	860
Series 2622 Class PE, 4.5% 5/15/18	2,640	2,529
Series 2625 Class QX, 2.25% 3/15/22	117	116
Series 2628:
Class OE, 4.5% 6/15/18	11,000	10,493
Class OP, 3.5% 11/15/13	13,678	13,489
Series 2640:
Class GE, 4.5% 7/15/18	7,310	6,999
Class QG, 2% 4/15/22	149	146
Series 2660 Class ML, 3.5% 7/15/22	9,757	9,607
Series 2682 Class LD, 4.5% 10/15/33	777	684
Series 2683 Class UH, 3% 3/15/19	186	185
Series 2690 Class PD, 5% 2/15/27	12,900	12,770
Series 2752 Class PW, 4% 4/15/22	3,270	3,219
Series 2755 Class LC, 4% 6/15/27	12,735	12,266
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,838
Series 2763 Class PD, 4.5% 12/15/17	12,325	11,897
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,097
Series 2780 Class OC, 4.5% 3/15/17	5,940	5,817
Series 2802 Class OB, 6% 5/15/34	10,455	10,572
Series 2810 Class PD, 6% 6/15/33	995	1,003
Series 2828 Class JA, 4.5% 1/15/10	2,397	2,391
Series 2831 Class PB, 5% 7/15/19	6,020	5,906
Series 2885 Class PC, 4.5% 3/15/18	7,970	7,778
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,644
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2966 Class XC, 5.5% 1/15/31	$ 25,111	$ 24,943
Series 3077 Class TO, 4/15/35 (g)	18,566	13,446
Series 3100 Class PO, 1/15/36 (g)	8,054	6,021
Series 3102 Class OH, 1/15/36 (g)	8,560	6,486
Series 3110 Class OP, 9/15/35 (g)	17,447	12,703
Series 3119, Class PO, 2/15/36 (g)	21,024	14,956
Series 3121 Class KO, 3/15/36 (g)	7,454	5,694
Series 3122 Class OP, 3/15/36 (g)	14,911	11,032
Series 3123 Class LO, 3/15/36 (g)	13,571	9,612
Series 3140 Class XO, 3/15/36 (g)	9,746	7,250
Series 3145 Class GO, 4/15/36 (g)	12,298	8,767
Series 3151 Class PO, 5/15/36 (g)	13,136	9,306
sequential payer:
Series 2492 Class A, 5.25% 5/15/29	365	364
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,776
Series 2570 Class CU, 4.5% 7/15/17	2,316	2,266
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,057
Series 2601 Class TB, 5.5% 4/15/23	869	842
Series 2617 Class GW, 3.5% 6/15/16	5,036	4,920
Series 2675 Class CB, 4% 5/15/16	2,263	2,194
Series 2677 Class HG, 3% 8/15/12	1,750	1,721
Series 2683 Class JA, 4% 10/15/16	2,331	2,256
Series 2685 Class ND, 4% 10/15/18	9,064	8,192
Series 2750 Class ZT, 5% 2/15/34	995	875
Series 2773 Class HC, 4.5% 4/15/19	704	649
Series 2809 Class UA, 4% 12/15/14	3,737	3,663
Series 2849 Class AL, 5% 5/15/18	8,288	8,156
Series 2866 Class N, 4.5% 12/15/18	7,093	6,966
Series 2937 Class HJ, 5% 10/15/19	10,576	10,457
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,946
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,585
Series 3013 Class VJ, 5% 1/15/14	2,109	2,081
Series 2769 Class BU, 5% 3/15/34	6,194	5,897
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	11,192	11,545
Series 2877 Class JC, 5% 10/15/34	1,470	1,448
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 5,284	$ 5,564
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,153
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $825,673)		818,153
Cash Equivalents - 24.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07:
(Collateralized by U.S. Government Obligations) #	$ 257,428	257,390
(Collateralized by U.S. Government Obligations) # (a)	1,485,095	1,484,877
TOTAL CASH EQUIVALENTS (Cost $1,742,267)		1,742,267
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $9,171,421)		9,128,469
NET OTHER ASSETS - (27.6)%		(1,976,015)
NET ASSETS - 100%		$ 7,152,454
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.3751% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Jan. 2017	$ 19,600	$ 41
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,368,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$257,390,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 16,409
Banc of America Securities LLC	58,291
Bank of America, NA	14,586
Barclays Capital, Inc.	65,635
Citigroup Global Markets, Inc.	3,646
Countrywide Securities Corp.	47,404
Greenwich Capital Markets, Inc.	368
HSBC Securities (USA), Inc.	7,293
Societe Generale, New York Branch	7,293
UBS Securities LLC	29,172
WestLB AG	7,293
$ 257,390
$1,484,877,000 due 2/01/07 at 5.29%
Banc of America Securities LLC	$ 1,484,877
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $10,715,000 all of which will expire on July 31, 2014.
The fund intends to elect to defer to its fiscal year ending July 31, 2007 approximately $55,923,000 of losses recognized during the period November 1, 2005 to July 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,439,563 and repurchase agreements of $1,742,267) - See accompanying schedule: Unaffiliated issuers (cost $9,171,421)		$ 9,128,469
Commitment to sell securities on a delayed delivery basis	$ (204,206)
Receivable for securities sold on a delayed delivery basis	204,127	(79)
Receivable for investments sold Regular delivery		108,676
Delayed delivery		35,984
Receivable for fund shares sold		10,207
Interest receivable		68,750
Swap agreements, at value		41
Total assets		9,352,048

Liabilities
Payable for investments purchased Regular delivery	$ 388,797
Delayed delivery	314,168
Payable for fund shares redeemed	8,020
Distributions payable	651
Accrued management fee	1,882
Distribution fees payable	133
Other affiliated payables	864
Other payables and accrued expenses	202
Collateral on securities loaned, at value	1,484,877
Total liabilities		2,199,594

Net Assets		$ 7,152,454
Net Assets consist of:
Paid in capital		$ 7,273,087
Distributions in excess of net investment income		(1,454)
Accumulated undistributed net realized gain (loss) on investments		(76,189)
Net unrealized appreciation (depreciation) on investments		(42,990)
Net Assets		$ 7,152,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,926 ÷ 13,590 shares)	$ 10.00

Maximum offering price per share (100/95.25 of $10.00)	$ 10.50
Class T: Net Asset Value and redemption price per share ($187,010 ÷ 18,697 shares)	$ 10.00

Maximum offering price per share (100/96.50 of $10.00)	$ 10.36
Class B: Net Asset Value and offering price per share ($53,242 ÷ 5,323 shares)A	$ 10.00

Class C: Net Asset Value and offering price per share ($42,741 ÷ 4,273 shares)A	$ 10.00

Government Income: Net Asset Value, offering price and redemption price per share ($6,092,791 ÷ 609,833 shares)	$ 9.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($640,744 ÷ 64,066 shares)	$ 10.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 141,651

Expenses
Management fee	$ 9,811
Transfer agent fees	3,335
Distribution fees	415
Fund wide operations fee	907
Independent trustees' compensation	11
Miscellaneous	6
Total expenses before reductions	14,485
Expense reductions	(238)	14,247
Net investment income		127,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,384)
Swap agreements	3,264
Total net realized gain (loss)		(11,120)
Change in net unrealized appreciation (depreciation) on: Investment securities	44,385
Swap agreements	(4,239)
Delayed delivery commitments	(17)
Total change in net unrealized appreciation (depreciation)		40,129
Net gain (loss)		29,009
Net increase (decrease) in net assets resulting from operations		$ 156,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 127,404	$ 235,825
Net realized gain (loss)	(11,120)	(63,122)
Change in net unrealized appreciation (depreciation)	40,129	(93,536)
Net increase (decrease) in net assets resulting from operations	156,413	79,167
Distributions to shareholders from net investment income	(140,608)	(223,332)
Distributions to shareholders from net realized gain	(2,615)	-
Total distributions	(143,223)	(223,332)
Share transactions - net increase (decrease)	1,807,889	348,165
Total increase (decrease) in net assets	1,821,079	204,000

Net Assets
Beginning of period	5,331,375	5,127,375
End of period (including distributions in excess of net investment income of $1,454 and undistributed net investment income of $11,750, respectively)	$ 7,152,454	$ 5,331,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.094
Net realized and unrealized gain (loss)	.035
Total from investment operations	.129
Distributions from net investment income	(.109)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.29%
Ratios to Average Net Assets G
Expenses before reductions	.73% A
Expenses net of fee waivers, if any	.73% A
Expenses net of all reductions	.72% A
Net investment income	3.56% A
Supplemental Data
Net assets, end of period (in millions)	$ 136
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.092
Net realized and unrealized gain (loss)	.035
Total from investment operations	.127
Distributions from net investment income	(.107)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.27%
Ratios to Average Net Assets G
Expenses before reductions	.79% A
Expenses net of fee waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income	3.48% A
Supplemental Data
Net assets, end of period (in millions)	$ 187
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.074
Net realized and unrealized gain (loss)	.034
Total from investment operations	.108
Distributions from net investment income	(.088)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.08%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A
Expenses net of fee waivers, if any	1.49% A
Expenses net of all reductions	1.49% A
Net investment income	2.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 53
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income E	.073
Net realized and unrealized gain (loss)	.032
Total from investment operations	.105
Distributions from net investment income	(.085)
Net asset value, end of period	$ 10.00
Total Return B, C, D	1.05%
Ratios to Average Net Assets G
Expenses before reductions	1.54% A
Expenses net of fee waivers, if any	1.54% A
Expenses net of all reductions	1.54% A
Net investment income	2.74% A
Supplemental Data
Net assets, end of period (in millions)	$ 43
Portfolio turnover rate	106% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30	$ 9.98
Income from Investment Operations
Net investment income D	.210	.429	.329	.307	.374	.452
Net realized and unrealized gain (loss)	.068	(.274)	.097	.124	(.014)	.335
Total from investment operations	.278	.155	.426	.431	.360	.787
Distributions from net investment income	(.233)	(.405)	(.321)	(.301)	(.370)	(.467)
Distributions from net realized gain	(.005)	-	(.035)	(.160)	(.130)	-
Total distributions	(.238)	(.405)	(.356)	(.461)	(.500)	(.467)
Net asset value, end of period	$ 9.99	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Total Return B, C	2.80%	1.56%	4.24%	4.30%	3.45%	8.08%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.58%	.63%	.65%	.69%
Expenses net of fee waivers, if any	.45% A	.45%	.58%	.63%	.65%	.69%
Expenses net of all reductions	.45% A	.44%	.58%	.63%	.65%	.68%
Net investment income	4.15% A	4.27%	3.21%	3.01%	3.56%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 6,093	$ 5,331	$ 5,127	$ 4,168	$ 3,622	$ 2,920
Portfolio turnover rate	106% A, F	108%	114%	224%	253%	284%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2007
(Unaudited) E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.099
Net realized and unrealized gain (loss)	.035
Total from investment operations	.134
Distributions from net investment income	(.114)
Net asset value, end of period	$ 10.00
Total Return B, C	1.34%
Ratios to Average Net Assets F
Expenses before reductions	.53% A
Expenses net of fee waivers, if any	.53% A
Expenses net of all reductions	.53% A
Net investment income	3.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 641
Portfolio turnover rate	106% A, G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sales of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Government Income on October 24, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,329
Unrealized depreciation	(71,446)
Net unrealized appreciation (depreciation)	$ (43,117)
Cost for federal income tax purposes	$ 9,171,586

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, effective October 27, 2006 under a new expense contract, FMR pays all class-level expenses for Government Income class, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 47	$ 5
Class T	0%	.25%	126	-
Class B	.65%	.25%	130	98
Class C	.75%	.25%	112	-
			$ 415	$ 103

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	34
Class C*	1
$ 44

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Government Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Government Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 73.23
Class T	98.19
Class B	36.25
Class C	22.20
Government Income	2,809.10
Institutional Class	297.19
	$ 3,335

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

4. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $714.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3
Government Income	229
Institutional Class	4
$ 236

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

7. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 15% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 48% of the total outstanding shares of Fidelity Government Income Fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007 A	Year ended July 31, 2006
From net investment income
Class A	$ 1,262	$ -
Class T	1,995	-
Class B	468	-
Class C	351	-
Government Income	129,902	223,332
Institutional Class	6,630	-
Total	$ 140,608	$ 223,332
From net realized gain
Government Income	$ 2,615	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to
January 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007 A	Year ended July 31, 2006	Six months ended January 31, 2007 A	Year ended July 31, 2006
Class A
Shares sold	2,691	-	$ 27,066	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	11,639	-	116,974	-
Reinvestment of distributions	114	-	1,144	-
Shares redeemed	(854)	-	(8,602)	-
Net increase (decrease)	13,590	-	$ 136,582	$ -
Class T
Shares sold	1,195	-	$ 12,040	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	19,997	-	200,973	-
Reinvestment of distributions	189	-	1,905	-
Shares redeemed	(2,684)	-	(27,003)	-
Net increase (decrease)	18,697	-	$ 187,915	$ -
Class B
Shares sold	98	-	$ 1,001	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	5,890	-	59,191	-
Reinvestment of distributions	38	-	377	-
Shares redeemed	(703)	-	(7,084)	-
Net increase (decrease)	5,323	-	$ 53,485	$ -
Class C
Shares sold	161	-	$ 1,619	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	4,449	-	44,717	-
Reinvestment of distributions	21	-	216	-
Shares redeemed	(358)	-	(3,608)	-
Net increase (decrease)	4,273	-	$ 42,944	$ -
Government Income
Shares sold	49,953	127,904	$ 501,828	$ 1,289,378
Issued in exchange for shares of Spartan Government Income Fund	71,077	-	713,611	-
Reinvestment of distributions	12,924	21,894	129,968	219,740
Shares redeemed	(60,028)	(116,476)	(602,501)	(1,160,953)
Net increase (decrease)	73,926	33,322	$ 742,906	$ 348,165

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2007 A	Year ended July 31, 2006	Six months ended January 31, 2007 A	Year ended July 31, 2006
Institutional Class
Shares sold	7,235	-	$ 72,928	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	57,200	-	574,860	-
Reinvestment of distributions	656	-	6,596	-
Shares redeemed	(1,025)	-	(10,327)	-
Net increase (decrease)	64,066	-	$ 644,057	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to January 31, 2007.

10. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639; 19,997; 5,890; 4,449; and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840; 20,358; 6,003; 4,531; and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Research &
Management Company (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVTI-USAN-0307
1.834234.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,024.20	$ 3.47
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Class T
Actual	$ 1,000.00	$ 1,024.20	$ 3.47
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,025.40	$ 2.30
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,025.30	$ 2.45
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.68%
Class T	.68%
Ultra-Short Bond	.45%
Institutional Class	.48%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investment in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of January 31, 2007*	As of July 31, 2006**
U.S.Government and U.S.Government Agency Obligations 9.9%	U.S.Government and U.S.Government Agency Obligations 14.2%
AAA 25.6%	AAA 25.9%
AA 11.4%	AA 11.5%
A 12.0%	A 13.0%
BBB 19.0%	BBB 16.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 4.2%	Not Rated 4.8%
Short-Term Investments and Net Other Assets 17.3%	Short-Term Investments and Net Other Assets 13.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2007
6 months ago
Years	1.7	1.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	0.3	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Corporate Bonds 14.9%		Corporate Bonds 10.6%
	U.S. Government and U.S. Government Agency Obligations 9.9%		U.S. Government and U.S. Government Agency Obligations 14.2%
	Asset-Backed Securities 37.3%		Asset-Backed Securities 39.0%
	CMOs and Other Mortgage Related Securities 20.6%		CMOs and Other Mortgage Related Securities 23.1%
	Short-Term Investments and Net Other Assets 17.3%		Short-Term Investments and Net Other Assets 13.1%
* Foreign investments	14.8%	** Foreign investments	14.9%
* Futures and Swaps	15.7%	** Futures and Swaps	18.0%

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.79% 3/13/09 (d)	$ 1,800,000	$ 1,803,415
5.8331% 9/10/07 (d)	1,230,000	1,232,426
		3,035,841
Media - 1.3%
AOL Time Warner, Inc. 6.15% 5/1/07	2,480,000	2,483,202
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,159,461
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (d)	2,330,000	2,339,087
5.6238% 8/15/07 (a)(d)	4,000,000	4,000,268
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,027,568
Viacom, Inc. 5.7106% 6/16/09 (d)	2,000,000	2,006,792
		14,016,378
TOTAL CONSUMER DISCRETIONARY		17,052,219
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.5656% 9/5/08 (d)	2,400,000	2,401,908
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	825,281
5.76% 9/15/09 (d)	2,200,000	2,205,531
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,293,049
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,639,696
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,280
		8,577,837
TOTAL ENERGY		10,979,745
FINANCIALS - 5.2%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.55% 2/1/12 (d)	745,000	745,318
Lehman Brothers Holdings E-Capital Trust I 6.155% 8/19/65 (d)	1,205,000	1,215,839
Merrill Lynch & Co., Inc. 5.4644% 8/14/09 (d)	2,065,000	2,066,080
Royal Bank of Scotland PLC 5.66% 7/24/14 (d)	2,590,000	2,601,396
		6,628,633
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 0.8%
Barclays Bank PLC 5.57% 5/25/15 (d)	$ 825,000	$ 825,573
HBOS plc 5.6431% 2/6/14 (d)	305,000	305,813
HSBC Holdings PLC 5.56% 10/6/16 (d)	500,000	501,121
ING Bank NV 5.61% 10/14/14 (d)	440,000	441,364
PNC Funding Corp. 5.5% 1/31/12 (d)	2,400,000	2,398,949
Santander Issuances SA Unipersonal 5.725% 6/20/16 (a)(d)	1,500,000	1,501,040
Wells Fargo & Co. 5.3931% 3/10/08 (d)	2,300,000	2,301,760
		8,275,620
Consumer Finance - 1.1%
Capital One Financial Corp. 5.6331% 9/10/09 (d)	2,260,000	2,270,434
General Electric Capital Corp. 5.4344% 5/10/10 (d)	2,845,000	2,848,536
MBNA Capital I 8.278% 12/1/26	810,000	843,526
MBNA Europe Funding PLC 5.45% 9/7/07 (a)(d)	2,720,000	2,721,550
SLM Corp. 5.52% 7/26/10 (d)	2,770,000	2,770,909
		11,454,955
Diversified Financial Services - 0.3%
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,695,481
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	1,800,000	1,792,755
		3,488,236
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(d)	1,745,000	1,744,984
Real Estate Investment Trusts - 0.9%
Colonial Properties Trust 7% 7/14/07	3,801,000	3,825,722
iStar Financial, Inc. 5.9106% 3/16/09 (d)	2,505,000	2,524,088
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,442,123
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,324,685
		10,116,618
Real Estate Management & Development - 0.3%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	880,000	886,328
Realogy Corp. 6.06% 10/20/09 (a)(d)	1,830,000	1,831,050
		2,717,378
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.52% 4/11/07 (d)	1,575,000	1,575,461
Residential Capital Corp.:
6.7388% 6/29/07 (d)	1,995,000	2,003,168
7.19% 4/17/09 (a)(d)	1,585,000	1,586,981
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.4613% 5/1/09 (d)	$ 3,000,000	$ 3,000,945
Washington Mutual, Inc. 5.51% 8/24/09 (d)	2,250,000	2,252,007
		10,418,562
TOTAL FINANCIALS		54,844,986
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
British Aerospace Finance, Inc. 7% 7/1/07 (a)	350,000	351,736
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,688,362
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 5.4638% 5/15/08 (d)	3,000,000	3,001,926
BellSouth Corp. 5.4738% 8/15/08 (d)	2,000,000	2,001,446
Deutsche Telekom International Finance BV 5.5456% 3/23/09 (d)	1,725,000	1,727,881
Telecom Italia Capital SA 5.97% 7/18/11 (d)	3,000,000	3,003,099
Telefonica Emisiones SAU 5.665% 6/19/09 (d)	4,775,000	4,781,680
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,574,446
TELUS Corp. yankee 7.5% 6/1/07	3,305,000	3,323,039
		19,413,517
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 5.4656% 6/27/08 (a)(d)	1,506,000	1,504,946
Vodafone Group PLC 5.4238% 6/29/07 (d)	2,260,000	2,260,104
		3,765,050
TOTAL TELECOMMUNICATION SERVICES		23,178,567
UTILITIES - 0.9%
Electric Utilities - 0.3%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,104,400
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,708,848
		3,813,248
Gas Utilities - 0.1%
NiSource Finance Corp. 5.94% 11/23/09 (d)	845,000	845,478
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	$ 910,000	$ 910,911
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.6625% 9/28/07 (d)	2,470,000	2,470,953
Sempra Energy 4.75% 5/15/09	2,000,000	1,972,370
		4,443,323
TOTAL UTILITIES		10,012,960
TOTAL NONCONVERTIBLE BONDS (Cost $118,128,109)		118,108,575
U.S. Government Agency Obligations - 4.3%

Fannie Mae 0% 4/27/07 (c) (Cost $45,449,711)	46,000,000	45,444,993
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.3%
4.284% 10/1/33 (d)	44,347	44,086
4.289% 10/1/34 (d)	51,401	51,746
4.305% 3/1/33 (d)	119,866	119,748
4.317% 6/1/33 (d)	58,290	58,048
4.515% 10/1/35 (d)	88,557	88,307
4.549% 9/1/34 (d)	355,295	357,977
4.587% 8/1/34 (d)	115,696	116,303
4.621% 3/1/35 (d)	43,275	43,269
4.633% 1/1/33 (d)	70,956	71,093
4.66% 9/1/34 (d)	40,733	41,052
4.704% 10/1/32 (d)	17,110	17,187
4.711% 2/1/33 (d)	20,185	20,358
4.746% 5/1/33 (d)	9,006	9,030
4.761% 10/1/32 (d)	29,354	29,656
4.775% 1/1/35 (d)	10,546	10,589
4.804% 8/1/34 (d)	95,574	96,176
4.895% 10/1/35 (d)	230,412	230,909
4.988% 2/1/35 (d)	37,484	37,410
4.99% 12/1/32 (d)	11,090	11,102
5.058% 11/1/34 (d)	21,616	21,672
5.064% 7/1/34 (d)	46,805	46,787
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.155% 9/1/35 (d)	$ 3,200,271	$ 3,190,983
5.176% 8/1/33 (d)	139,866	140,306
5.267% 11/1/36 (d)	395,192	397,081
5.285% 7/1/35 (d)	53,426	53,689
5.409% 2/1/36 (d)	161,321	162,405
5.5% 11/1/16 to 2/1/19	3,632,880	3,628,583
5.542% 11/1/36 (d)	807,075	812,411
5.838% 3/1/36 (d)	1,265,780	1,278,439
6.5% 7/1/16 to 3/1/35	2,007,430	2,053,071
7% 8/1/17 to 5/1/32	1,103,500	1,132,417
TOTAL FANNIE MAE		14,371,890
Freddie Mac - 0.0%
4.772% 3/1/33 (d)	52,632	53,040
4.782% 10/1/32 (d)	21,413	21,555
5.685% 4/1/32 (d)	20,440	20,795
TOTAL FREDDIE MAC		95,390
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,621,964)		14,467,280
Asset-Backed Securities - 27.8%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	305,010	306,035
Series 2004-3 Class 2A4, 5.67% 10/25/34 (d)	3,662	3,663
Series 2004-4 Class A2D, 5.67% 1/25/35 (d)	134,080	134,530
Series 2005-1 Class M1, 5.79% 4/25/35 (d)	1,545,000	1,551,780
Series 2007-1 Class A3, 5.45% 2/25/37 (d)	1,000,000	1,000,000
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (d)	151,473	151,592
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (d)	113,099	113,435
Class M2, 7.02% 11/25/33 (d)	75,000	75,563
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (d)	48,890	49,094
Class M2, 7.07% 6/25/33 (d)	50,000	50,535
Series 2003-NC1 Class M1, 6.1% 7/25/33 (d)	100,000	100,489
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	$ 150,000	$ 150,301
Class M2, 6.42% 2/25/34 (d)	175,000	176,447
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (d)	250,000	251,036
Class M3, 5.8% 4/25/35 (d)	145,000	145,873
Class M4, 5.96% 4/25/35 (d)	185,000	186,148
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (d)	606,390	606,744
Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	117,243	117,424
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (d)	995,000	995,858
Class M1, 5.62% 5/25/36 (d)	915,000	916,784
Class M2, 5.64% 5/25/36 (d)	305,000	305,442
Class M3, 5.66% 5/25/36 (d)	240,000	240,420
Class M4, 5.72% 5/25/36 (d)	200,000	200,342
Class M5, 5.76% 5/25/36 (d)	295,000	295,698
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (d)	1,000,000	1,000,000
Class M1, 5.58% 1/25/37 (d)	755,000	755,000
Advanta Business Card Master Trust Series 2006-C1 Class C1, 5.8% 10/20/14 (d)	770,000	769,995
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(d)	1,200,000	1,200,354
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (d)	410,000	411,525
Series 2004-5 Class B, 5.57% 4/16/12 (d)	2,150,000	2,150,666
Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	591,770	592,658
Series 2005-1 Class A, 5.35% 10/15/12 (d)	2,185,000	2,184,281
Series 2005-6 Class C, 5.57% 3/15/11 (a)(d)	2,680,000	2,682,760
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.79% 11/6/09 (d)	220,255	220,340
Series 2003-BX Class A4B, 5.79% 1/6/10 (d)	57,304	57,323
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,478,658
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	1,999,586
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.2% 10/25/36 (d)	705,000	697,482
Class M9, 7.35% 10/25/36 (d)	450,000	424,418
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.22% 2/25/33 (d)	474,619	474,843
Series 2003-AR1 Class M1, 6.47% 1/25/33 (d)	89,310	89,387
Series 2004-R11 Class M1, 5.98% 11/25/34 (d)	560,000	563,280
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	$ 85,000	$ 84,999
Class M2, 5.8% 4/25/34 (d)	75,000	75,000
Series 2004-R8 Class M9, 8.07% 9/25/34 (d)	1,525,000	1,523,443
Series 2004-R9 Class M2, 5.97% 10/25/34 (d)	720,000	724,277
Series 2005-R1:
Class M1, 5.77% 3/25/35 (d)	770,000	772,067
Class M2, 5.8% 3/25/35 (d)	260,000	260,985
Series 2005-R2 Class M1, 5.77% 4/25/35 (d)	1,700,000	1,706,732
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	29,202	29,244
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(d)	1,500,000	1,501,489
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(d)	800,000	800,944
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.9862% 9/25/33 (d)	800,000	808,710
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,420,000	1,422,494
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	305,000	306,856
Class M2, 5.92% 5/25/34 (d)	250,000	251,549
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (d)	1,200,000	1,200,657
Class M2, 5.64% 5/25/36 (d)	1,265,000	1,265,439
Class M3, 5.66% 5/25/36 (d)	1,010,000	1,010,344
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (d)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (d)	230,000	232,773
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (d)	780,000	780,173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.22% 4/15/33 (d)	1,165,025	1,165,533
Series 2003-HE6 Class M1, 5.97% 11/25/33 (d)	215,000	216,298
Series 2004-HE6 Class A2, 5.68% 6/25/34 (d)	461,143	462,371
Series 2005-HE1 Class M1, 5.82% 3/25/35 (d)	540,000	542,826
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (d)	1,105,000	1,110,664
Class M2, 5.82% 3/25/35 (d)	275,000	276,922
Series 2005-HE3 Class A4, 5.52% 4/25/35 (d)	798,506	798,732
Series 2007-HE1 Class A4, 5.46% 12/25/36 (b)(d)	1,000,000	1,000,000
Bank of America Credit Card Trust Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	1,500,000	1,499,063
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (d)	$ 465,000	$ 465,268
Series 2002-C1 Class C1, 6.28% 12/15/09 (d)	675,000	675,988
Series 2003-C4 Class C4, 6.35% 2/15/11 (d)	2,010,000	2,032,329
Series 2004-C1 Class C1, 5.82% 11/15/11 (d)	25,000	25,147
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (d)	464,190	464,758
Bayview Financial Asset Trust Series 2003-F Class A, 6.07% 9/28/43 (d)	120,863	120,904
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	214,614	214,800
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (d)	653,309	653,410
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (d)	390,000	387,894
Class M3, 6.37% 9/25/34 (d)	265,000	270,490
Class M4, 6.52% 9/25/34 (d)	225,000	229,610
Series 2004-HE9 Class M2, 6.52% 11/25/34 (d)	490,000	495,415
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (d)	905,000	909,441
Class M2, 6.07% 2/25/35 (d)	330,000	332,565
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3756% 12/26/24 (d)	2,730,410	2,730,303
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (b)(d)	215,000	215,000
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (d)	850,000	853,920
Series 2006-SN1A Class A4B, 5.46% 3/20/10 (a)(d)	2,700,000	2,700,985
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6% 1/15/10 (d)	204,635	204,727
Series 2004-B Class A4, 5.43% 8/15/11 (d)	1,700,000	1,700,526
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,805,740
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (d)	500,000	501,583
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,237,899
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (d)	1,125,000	1,132,586
Series 2004-B1 Class B1, 5.76% 11/15/11 (d)	1,180,000	1,185,530
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(d)	265,000	265,408
Class B, 6.07% 7/20/39 (a)(d)	140,000	141,039
Class C, 6.42% 7/20/39 (a)(d)	180,000	181,180
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (d)	$ 445,000	$ 441,540
Class M9, 7.22% 7/25/36 (d)	285,000	281,472
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	125,000	107,383
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (d)	1,000,000	1,000,000
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	10,659	10,682
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (d)	91,792	92,208
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(d)	617,572	616,700
Chase Credit Card Owner Trust:
Series 2003-6 Class C, 6.12% 2/15/11 (d)	2,210,000	2,232,152
Series 2004-1 Class B, 5.52% 5/15/09 (d)	295,000	294,990
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (d)	1,645,000	1,653,339
Series 2006-C3 Class C3, 5.55% 6/15/11 (d)	1,975,000	1,975,816
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	444,211	439,633
Class D, 4.51% 11/20/12	209,796	207,703
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 5.6956% 6/25/09 (d)	655,000	656,001
Series 2002-C1 Class C1, 6.36% 2/9/09 (d)	900,000	900,131
Series 2003-C1 Class C1, 6.46% 4/7/10 (d)	1,685,000	1,703,615
Series 2006-C4 Class C4, 5.57% 1/9/12 (d)	2,365,000	2,365,000
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC2 Class A2B, 5.51% 9/25/36 (d)	2,000,000	1,999,987
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.37% 4/25/46 (a)(d)	3,195,000	3,195,320
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	691,442	683,006
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (d)	26,612	26,627
Series 2003-BC1 Class M2, 7.32% 9/25/32 (d)	224,448	224,934
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(d)	7,617	7,640
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	375,000	376,178
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (d)	1,780,784	1,784,055
Class M1, 5.82% 6/25/34 (d)	100,000	100,413
Series 2004-4 Class M2, 5.85% 6/25/34 (d)	315,000	316,242
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (d)	$ 765,709	$ 765,928
Class MV1, 5.72% 7/25/35 (d)	435,000	436,400
Class MV2, 5.76% 7/25/35 (d)	525,000	527,005
Series 2005-AB1 Class A2, 5.53% 8/25/35 (d)	2,022,427	2,024,685
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	3,881,359	3,889,243
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,774,996	1,773,655
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FRE1 Class B1, 7.12% 4/25/34 (d)	605,000	605,215
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (d)	550,000	552,574
Series 2005-1 Class B, 5.47% 9/16/10 (d)	1,580,000	1,582,612
Series 2005-3 Class B, 5.51% 5/15/11 (d)	2,000,000	2,003,069
Series 2006-1 Class B1, 5.47% 8/16/11 (d)	1,845,000	1,847,233
Series 2006-2 Class B1, 5.44% 1/17/12 (d)	2,000,000	2,001,427
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,530,000	1,529,771
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6% 5/28/35 (d)	133,773	133,773
Class AB3, 5.7481% 5/28/35 (d)	32,052	32,123
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (d)	1,500,000	1,501,311
Series 2005-2 Class 2A1, 5.44% 12/25/35 (d)	505,024	505,050
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (d)	880,000	880,183
Class M1, 5.63% 7/25/36 (d)	1,765,000	1,766,748
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	25,000	25,028
Class M4, 6.22% 3/25/34 (d)	25,000	25,063
Series 2004-FF8 Class M3, 6.27% 10/25/34 (d)	1,760,000	1,784,738
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (d)	990,000	989,992
Class M1, 5.58% 10/25/36 (d)	880,000	880,246
Series 2006-FF18 Class M1, 5.55% 12/25/37 (d)	3,500,000	3,500,000
Series 2007-FF1:
Class A2C, 5.46% 1/25/38 (d)	1,940,000	1,940,000
Class M1, 5.55% 1/25/38 (d)	375,000	375,000
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	825,270
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (d)	$ 1,375,000	$ 1,375,339
Class B, 5.76% 5/15/10 (d)	1,110,000	1,111,667
Series 2006-3:
Class A, 5.5% 6/15/11 (d)	990,000	990,735
Class B, 5.77% 6/15/11 (d)	1,405,000	1,406,081
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	1,535,000	1,533,052
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (d)	239,500	241,306
Series 2004-B Class M1, 5.9% 5/25/34 (d)	205,000	206,150
Series 2004-C:
Class 2A2, 5.87% 8/25/34 (d)	26,878	26,888
Class M1, 5.97% 8/25/34 (d)	540,000	543,449
Series 2005-A:
Class 2A2, 5.56% 2/25/35 (d)	170,721	170,760
Class M1, 5.75% 1/25/35 (d)	225,000	226,289
Class M2, 5.78% 1/25/35 (d)	325,000	326,551
Class M3, 5.81% 1/25/35 (d)	175,000	175,986
Class M4, 6% 1/25/35 (d)	125,000	126,003
Series 2006-A:
Class M3, 5.7% 5/25/36 (d)	455,000	455,301
Class M4, 5.72% 5/25/36 (d)	685,000	685,450
Class M5, 5.82% 5/25/36 (d)	365,000	365,479
Series 2006-E Class M1, 5.61% 1/25/37 (d)	1,725,000	1,725,000
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(d)	178,494	179,156
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (d)	925,000	926,043
Series 2006-1:
Class B, 5.43% 9/17/12 (d)	585,000	585,430
Class C, 5.56% 9/17/12 (d)	455,000	455,334
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,321,631
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (d)	2,490,000	2,490,000
Series 6 Class B, 5.51% 2/17/09 (d)	75,000	75,000
Series 8 Class C, 5.65% 6/15/10 (d)	2,650,000	2,650,000
Series 9:
Class B, 5.47% 9/15/10 (d)	485,000	485,000
Class C, 5.63% 9/15/10 (d)	1,800,000	1,801,674
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (d)	$ 2,606	$ 2,642
Series 2003-FM1 Class M1, 6.55% 3/20/33 (d)	636,784	637,017
Series 2004-AHL Class A2D, 5.68% 8/25/34 (d)	415,584	416,899
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (d)	168,544	168,811
Class M2, 6.72% 11/25/33 (d)	124,861	125,219
Series 2004-FM2 Class M1, 5.82% 1/25/34 (d)	249,683	249,683
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (d)	320,000	319,998
Class M2, 6.47% 5/25/34 (d)	150,000	151,218
Series 2005-6 Class A2, 5.53% 6/25/35 (d)	1,800,000	1,798,784
Series 2005-9 Class 2A1, 5.44% 8/25/35 (d)	724,934	724,476
Series 2005-HE2 Class M, 5.75% 3/25/35 (d)	1,220,000	1,225,763
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	993,982	993,625
Series 2005-NC1 Class M1, 5.77% 2/25/35 (d)	1,205,000	1,211,531
Series 2006-FM3 Class ABS, 5.55% 11/25/36 (d)	2,045,000	2,043,168
Series 2006-HE5 Class M7, 6.15% 8/25/36 (d)	1,495,000	1,482,098
Series 2006-NC2 Class M4, 5.67% 6/25/36 (d)	1,541,000	1,542,013
Series 2007-FM1 Class M1, 5.59% 12/25/36 (d)	1,000,000	999,375
Series 2007-NC1 Class M7, 6.292% 2/25/37 (b)(d)	3,655,000	3,655,000
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(d)	1,888,032	1,889,165
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(d)	450,000	450,000
Class C, 5.87% 9/25/46 (a)(d)	1,150,000	1,150,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(d)	1,700,000	1,702,038
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (d)	165,729	165,908
Series 2003-1 Class M1, 6.82% 6/25/33 (d)	524,845	525,311
Series 2003-2 Class M1, 6.2% 8/25/33 (d)	66,323	66,376
Series 2003-3 Class M1, 6.18% 8/25/33 (d)	320,568	320,733
Series 2003-4 Class M1, 6.12% 10/25/33 (d)	96,601	96,702
Series 2003-5:
Class A2, 5.67% 12/25/33 (d)	10,566	10,580
Class M1, 6.02% 12/25/33 (d)	160,000	160,353
Class M2, 7.05% 12/25/33 (d)	70,000	70,369
Series 2003-7:
Class A2, 5.7% 3/25/34 (d)	2,079	2,082
Class M1, 5.97% 3/25/34 (d)	795,000	797,100
Series 2003-8 Class M1, 6.04% 4/25/34 (d)	192,210	192,894
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2004-4 Class A2, 5.64% 10/25/34 (d)	$ 60,789	$ 60,814
Series 2004-6 Class A2, 5.67% 12/25/34 (d)	155,811	155,955
Series 2005-1:
Class M1, 5.75% 5/25/35 (d)	1,270,000	1,275,217
Class M2, 5.77% 5/25/35 (d)	1,410,000	1,415,316
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (d)	1,233,226	1,233,833
Class M1, 5.77% 7/25/35 (d)	890,000	893,451
Series 2007-1 Class M1, 5.56% 5/25/37 (b)(d)	1,940,000	1,938,365
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (d)	108,340	108,811
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.4% 1/18/11 (d)	1,000,000	1,000,129
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	2,713,161	2,713,166
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,501,368
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,069,989
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	216,715	217,184
Class M2, 5.81% 1/20/35 (d)	161,333	161,886
Series 2005-3:
Class A1, 5.58% 1/20/35 (d)	488,785	489,222
Class M1, 5.74% 1/20/35 (d)	287,019	287,533
Series 2006-2:
Class M1, 5.62% 3/20/36 (d)	711,956	712,092
Class M2, 5.64% 3/20/36 (d)	1,175,360	1,175,584
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (d)	193,116	193,176
Class M1, 5.79% 6/25/35 (d)	550,000	551,992
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,805,000	1,804,700
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.5% 11/25/36 (d)	3,000,000	2,998,710
Keycorp Student Loan Trust Series 1999-A Class A2, 5.6956% 12/27/09 (d)	197,985	198,520
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	1,565,000	1,564,446
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.14% 6/25/33 (d)	462,597	462,803
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	337,423	338,641
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class 2A3, 5.5% 7/25/36 (d)	$ 1,435,000	$ 1,435,675
Class M4, 5.71% 7/25/36 (d)	425,000	425,294
Class M5, 5.74% 7/25/36 (d)	265,000	265,090
Class M6, 5.8% 7/25/36 (d)	265,000	264,723
Series 2006-7 Class M10, 7.6846% 8/25/36 (d)	675,000	593,578
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.87% 7/25/34 (d)	132,603	132,812
Series 2004-HE1 Class M1, 5.97% 9/25/34 (d)	685,000	690,445
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (d)	1,034,000	1,034,944
Series 2002-B4 Class B4, 5.82% 3/15/10 (d)	630,000	631,847
Series 2003-B1 Class B1, 5.76% 7/15/10 (d)	1,510,000	1,516,023
Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	125,000	125,534
Series 2003-B3 Class B3, 5.695% 1/18/11 (d)	1,550,000	1,556,126
Series 2003-B5 Class B5, 5.69% 2/15/11 (d)	2,000,000	2,010,056
Series 2003-C2 Class C2, 6.92% 6/15/10 (d)	2,000,000	2,027,880
Series 2005-C3 Class C, 5.59% 3/15/11 (d)	2,830,000	2,836,513
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (d)	200,000	200,654
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	141,466	142,380
Class M2, 5.87% 7/25/34 (d)	25,000	25,060
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (d)	145,146	145,648
Series 2004-HE2:
Class A1B, 5.79% 8/25/35 (d)	152,511	153,235
Class A2B, 5.7% 8/25/35 (d)	168,440	168,543
Metris Master Trust Series 2005-1A Class C, 6.02% 3/21/11 (a)(d)	1,950,000	1,950,411
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	125,000	125,549
Series 2003-NC10 Class M1, 6% 10/25/33 (d)	792,708	794,642
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	119,992	120,202
Series 2004-HE6 Class A2, 5.66% 8/25/34 (d)	228,703	229,264
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	347,703	349,133
Series 2004-NC6 Class A2, 5.66% 7/25/34 (d)	21,717	21,724
Series 2005-1 Class M2, 5.79% 12/25/34 (d)	570,000	572,968
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (d)	150,000	150,985
Class M2, 5.79% 12/25/34 (d)	385,000	387,273
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (d)	$ 370,000	$ 372,542
Class M2, 5.76% 1/25/35 (d)	265,000	266,117
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (d)	325,000	326,857
Class M2, 5.79% 1/25/35 (d)	325,000	325,997
Class M3, 5.83% 1/25/35 (d)	325,000	327,070
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (d)	440,000	440,500
Class M2:
5.62% 6/25/36 (d)	770,000	770,863
5.63% 6/25/36 (d)	550,000	550,406
Class M4, 5.67% 6/25/36 (d)	1,160,000	1,160,852
Series 2006-HE5 Class B1, 6.29% 8/25/36 (d)	2,415,000	2,389,899
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (d)	299,482	299,670
Series 2001-NC1 Class M2, 6.925% 10/25/31 (d)	9,059	9,068
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	38,950	38,990
Series 2002-AM3 Class A3, 5.81% 2/25/33 (d)	14,114	14,127
Series 2002-HE1 Class M1, 6.22% 7/25/32 (d)	589,105	596,446
Series 2002-NC3 Class M1, 6.04% 8/25/32 (d)	100,000	100,069
Series 2002-OP1 Class M1, 6.445% 9/25/32 (d)	374,031	374,295
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (d)	2,050,000	2,045,301
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (d)	595,000	597,458
Class M2, 5.8% 3/25/35 (d)	595,000	597,770
Class M3, 5.84% 3/25/35 (d)	290,000	291,951
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (d)	815,513	815,792
Series 2005-A Class A4, 5.37% 8/15/11 (d)	2,210,000	2,210,605
Nomura Home Equity Loan Trust Series 2007-2 Class 2A3, 5.48% 1/25/37 (d)	947,000	947,000
Nomura Home Equity Loan, Inc. Series 2006-HE3:
Class M7, 6.12% 7/25/36 (d)	485,000	480,930
Class M8, 6.27% 7/25/36 (d)	340,000	335,171
Class M9, 7.17% 7/25/36 (d)	490,000	483,070
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	100,000	100,549
Class M4, 6.295% 6/25/34 (d)	170,000	170,846
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.77% 12/25/33 (d)	42,712	42,838
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	$ 965,000	$ 965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (d)	1,025,000	1,031,607
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (d)	554,064	554,127
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (d)	945,000	954,624
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (d)	565,000	571,640
Class M2, 6% 9/25/34 (d)	160,000	161,236
Class M3, 6.57% 9/25/34 (d)	310,000	313,079
Class M4, 6.77% 9/25/34 (d)	435,000	439,640
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (d)	60,474	60,495
Series 2004-WWF1 Class A5, 5.79% 1/25/35 (d)	55,588	55,629
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (d)	100,998	101,057
Class M2, 5.84% 1/25/35 (d)	1,130,000	1,135,988
Class M3, 5.88% 1/25/35 (d)	425,000	428,183
Class M5, 6.2% 1/25/35 (d)	400,000	403,642
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (d)	910,000	913,483
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(d)	2,160,000	2,165,551
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(d)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (d)	1,300,000	1,316,065
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (d)	250,000	250,025
Class 2M3, 6.77% 6/25/34 (d)	250,000	250,026
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (d)	437,922	437,993
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.64% 3/25/29 (d)	10,211	10,219
Series 2005-KS7 Class A1, 5.42% 8/25/35 (d)	66,390	66,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (d)	1,451	1,453
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (d)	640,000	640,228
Series 2004-2 Class MV1, 5.9% 8/25/35 (d)	415,000	415,477
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4, Class M1, 5.59% 11/25/36 (d)	890,000	890,000
Series 2007-HE1 Class M1, 5.57% 12/25/36 (d)	955,000	955,000
Series 2007-NC1 Class M1, 5.56% 12/25/36 (d)	2,035,000	2,035,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(d)	$ 2,924,057	$ 2,924,042
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(d)	1,140,000	1,139,726
Class C, 5.7% 8/15/11 (a)(d)	520,000	519,875
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (d)	1,000,000	1,003,107
Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	260,000	261,063
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.52% 1/25/37 (d)	1,215,000	1,215,000
Class M1, 5.62% 1/25/37 (d)	1,180,000	1,180,000
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (d)	1,135,000	1,136,801
Series 2004-8 Class M5, 6.47% 9/25/34 (d)	290,000	292,579
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(d)	485,000	489,538
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	25,664	25,814
Series 2007-BC1 Class M1, 5.55% 2/25/37 (d)	1,175,000	1,175,000
Superior Wholesale Inventory Financing Trust Series 2004-A10 Class B, 5.6% 9/15/11 (d)	1,625,000	1,622,984
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	675,000	675,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	980,000	989,326
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (d)	21,802	21,898
Series 2003-6HE Class A1, 5.79% 11/25/33 (d)	17,086	17,165
Series 2005-14HE Class AF1, 5.46% 8/25/36 (d)	312,834	312,859
Series 2006-9HGA Class A1, 5.43% 10/25/37 (d)	1,301,826	1,301,592
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,011,016	2,010,601
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(d)	2,165,000	2,164,070
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	597,650	597,662
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	2,615,000	2,612,671
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,150,259	1,146,118
WaMu Master Note Trust Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(d)	3,025,000	3,025,000
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	226,675	224,421
Series 2004-4 Class D, 3.58% 5/17/12	208,520	205,656
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
WFS Financial Owner Trust: - continued
Series 2005-1 Class D, 4.09% 8/15/12	$ 220,978	$ 218,362
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	2,032,529	2,032,529
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	870,713	866,882
TOTAL ASSET-BACKED SECURITIES (Cost $295,895,552)		295,966,342
Collateralized Mortgage Obligations - 12.4%

Private Sponsor - 9.2%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (d)	1,000,000	1,000,000
Class M1, 5.57% 11/25/36 (d)	530,000	530,000
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (d)	1,232,220	1,229,968
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0956% 8/25/35 (d)	1,743,282	1,744,348
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	1,353,794	1,356,367
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	799,012	799,734
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (d)	1,205,000	1,205,799
Class M5, 5.74% 8/25/36 (d)	860,000	860,560
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (d)	386,031	386,730
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	107,826	107,943
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	271,028	270,566
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	1,150,817	1,153,753
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (d)	111,162	111,350
Class 6M2, 5.8% 6/25/35 (d)	1,375,000	1,382,896
Series 2005-3 Class 8A2, 5.56% 7/25/35 (d)	1,012,396	1,014,654
Series 2005-5 Class 6A2, 5.55% 9/25/35 (d)	861,881	862,655
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	567,168	568,815
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (d)	56,259	56,353
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	27,627	27,641
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	$ 63,040	$ 63,076
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	88,341	88,487
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (d)	158,793	159,275
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (d)	100,009	100,152
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (d)	502,369	503,493
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.1% 10/25/36 (d)	1,205,000	1,205,000
Class M8, 6.3% 10/25/36 (d)	525,000	514,148
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (d)	99,811	99,895
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.43% 10/11/41 (a)(d)	2,784,009	2,784,454
Class CB, 5.64% 10/11/41 (a)(d)	260,000	259,990
Class DB, 5.83% 10/11/41 (a)(d)	1,060,000	1,059,958
Granite Master Issuer PLC:
floater:
Series 2005-1 Class A3, 5.445% 12/21/24 (d)	700,000	700,171
Series 2005-2 Class C1, 5.875% 12/20/54 (d)	1,200,000	1,201,560
Series 2005-4:
Class C1, 5.805% 12/20/54 (d)	925,000	925,145
Class M2, 5.655% 12/20/54 (d)	1,830,000	1,830,858
Series 2006-3 Class C2, 5.86% 12/20/54 (d)	1,230,000	1,230,000
Series 2007-1:
Class 1C1, 5.6387% 12/20/54 (d)	555,000	554,980
Class 1M1, 5.4887% 12/20/54 (d)	500,000	499,982
Class 2B1, 5.4587% 12/20/54 (d)	535,000	534,980
Class 2C1, 5.7687% 12/20/54 (d)	295,000	294,989
Class 2M1, 5.5887% 12/20/54 (d)	645,000	644,976
Series 2006-4:
Class B1, 5.46% 12/20/54 (d)	1,250,000	1,249,938
Class C1, 5.75% 12/20/54 (d)	765,000	764,954
Class M1, 5.54% 12/20/54 (d)	330,000	329,980
Granite Mortgages PLC floater Series 2004-3:
Class 1B, 5.525% 9/20/44 (d)	22,562	22,563
Class 1C, 5.955% 9/20/44 (d)	104,350	104,378
Class 1M, 5.635% 9/20/44 (d)	11,281	11,282
GSAMP Trust floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (d)	818,230	820,478
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.63% 7/15/40 (a)(d)	$ 415,000	$ 414,988
Class 2A, 5.39% 7/15/40 (a)(d)	1,040,000	1,039,969
Class 2C, 5.71% 7/15/40 (a)(d)	975,000	974,971
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (d)	455,991	457,777
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1:
Class 2A3, 5.4867% 12/25/36 (d)	1,635,000	1,635,000
Class M1, 5.5667% 12/25/36 (d)	670,000	670,000
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (d)	401,406	401,771
Series 2004-6 Class 1A2, 5.71% 10/25/34 (d)	127,477	127,569
Series 2005-1:
Class M1, 5.81% 4/25/35 (d)	217,485	218,018
Class M2, 5.85% 4/25/35 (d)	384,605	385,493
Class M3, 5.88% 4/25/35 (d)	93,862	94,251
Class M4, 6.1% 4/25/35 (d)	57,233	57,447
Class M5, 6.12% 4/25/35 (d)	57,233	57,447
Class M6, 6.17% 4/25/35 (d)	89,283	89,554
Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	964,428	966,076
Series 2005-4 Class 1B1, 6.62% 5/25/35 (d)	407,537	407,601
Series 2005-7:
Class M1, 5.8% 11/25/35 (d)	170,355	170,522
Class M2, 5.84% 11/25/35 (d)	127,766	128,113
Class M3, 5.94% 11/25/35 (d)	638,830	640,710
Class M4, 5.98% 11/25/35 (d)	305,219	306,069
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	812,535	814,916
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (d)	2,402,434	2,402,434
Series 2006-GP1 Class A1, 5.41% 5/25/46 (d)	1,775,702	1,774,801
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (d)	58,942	59,076
Class 2A1, 5.7% 11/25/34 (d)	167,571	167,869
Class 2A2, 5.76% 11/25/34 (d)	36,891	36,968
Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	200,482	200,692
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2328% 8/25/17 (d)	472,353	477,072
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (d)	1,015,000	1,014,237
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (d)	$ 115,439	$ 115,990
Class 2A2, 5.87% 3/25/28 (d)	41,228	41,328
Series 2003-B Class A1, 5.66% 4/25/28 (d)	115,177	115,713
Series 2003-D Class A, 5.63% 8/25/28 (d)	533,871	534,704
Series 2003-E Class A2, 5.79% 10/25/28 (d)	187,342	187,488
Series 2003-F Class A2, 5.76% 10/25/28 (d)	204,016	204,249
Series 2004-A Class A2, 5.67% 4/25/29 (d)	274,854	274,818
Series 2004-B Class A2, 5.6388% 6/25/29 (d)	273,525	273,626
Series 2004-C Class A2, 5.67% 7/25/29 (d)	351,202	351,514
Series 2004-D Class A2, 5.82% 9/25/29 (d)	380,586	380,904
Series 2004-E Class A2D, 5.97% 11/25/29 (d)	392,445	393,749
Series 2004-G Class A2, 5.67% 11/25/29 (d)	158,834	158,867
Series 2005-A Class A2, 5.71% 2/25/30 (d)	443,053	443,540
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	441,185	441,548
Series 2003-G Class XA1, 1% 1/25/29 (f)	1,253,304	7,977
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (d)	391,763	391,971
Class A2, 5.77% 12/25/34 (d)	529,172	532,544
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,685,322	1,689,108
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (d)	920,000	919,804
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.0731% 6/10/42 (d)	1,145,000	1,148,670
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.4631% 6/10/11 (d)	3,750,000	3,750,750
Class C, 6.0031% 6/10/42 (d)	390,000	391,044
Series 3 Class C, 6.1531% 6/10/42 (d)	1,030,000	1,040,574
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.8% 6/10/42 (d)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.68% 6/10/42 (d)	1,685,000	1,686,307
Permanent Financing No. 8 PLC floater:
Series 3C, 5.87% 6/10/42 (d)	910,000	910,491
Series 8 Class 2C, 5.75% 6/10/42 (d)	1,435,000	1,435,880
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.76% 7/17/42 (d)	2,645,000	2,644,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.45% 9/25/46 (d)	2,754,901	2,754,901
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 181,457	$ 182,818
Series 2004-SL2 Class A1, 6.5% 10/25/16	65,196	66,012
Series 2005-AR5 Class 1A1, 4.8311% 9/19/35 (d)	498,602	498,539
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	96,746	97,215
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	1,193,697	5,173
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (d)	189,994	189,963
Series 2004-1 Class A, 5.6906% 2/20/34 (d)	141,427	141,476
Series 2004-10 Class A4, 5.7469% 11/20/34 (d)	405,962	406,902
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	664,946	665,869
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	518,607	518,779
Series 2004-5 Class A3, 5.65% 6/20/34 (d)	181,315	181,324
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (d)	210,735	211,059
Class A3B, 5.81% 7/20/34 (d)	421,469	421,789
Series 2004-7:
Class A3A, 5.775% 8/20/34 (d)	234,559	234,797
Class A3B, 6% 7/20/34 (d)	455,454	456,796
Series 2004-8 Class A2, 5.82% 9/20/34 (d)	663,899	664,645
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	378,330	379,307
Series 2005-2 Class A2, 5.7% 3/20/35 (d)	659,639	661,061
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.67% 9/25/36 (d)	640,000	624,000
Class M4, 5.72% 9/25/36 (d)	960,000	959,664
Class M7, 6.15% 9/25/36 (d)	330,000	328,763
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(d)	97,969	98,040
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(d)	1,155,000	776,045
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.34% 9/25/36 (d)	2,255,000	2,252,693
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (d)	1,723,124	1,728,237
Series 2005-3 Class A4, 5.59% 10/25/35 (d)	2,105,769	2,103,085
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR13 Class A1C1, 5.54% 10/25/45 (d)	$ 118,700	$ 118,717
Series 2005-AR17 Class A1C1, 5.51% 12/25/45 (d)	253,068	253,135
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (d)	22,978	22,983
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	115,838	115,318
Series 2006-AR11 Class C1B1, 5.59% 9/25/46 (d)	1,311,399	1,311,485
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	51,284	52,587
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6742% 8/25/34 (d)	749,543	745,523
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (d)	4,288,938	4,200,276
Series 2005-AR12 Class 2A1, 4.3203% 7/25/35 (d)	2,381,103	2,343,536
TOTAL PRIVATE SPONSOR		98,263,377
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (d)	91,094	91,559
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	315,845	315,040
Series 2003-24 Class PB, 4.5% 12/25/12	1,186,541	1,180,366
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	827,560	847,339
Series 2002-11 Class QF, 5.82% 3/25/32 (d)	124,504	125,738
Series 2002-36 Class FT, 5.82% 6/25/32 (d)	123,938	124,921
Series 2002-49 Class FB, 5.92% 11/18/31 (d)	1,297,621	1,315,458
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	282,178	290,498
Series 2002-64 Class FE, 5.67% 10/18/32 (d)	59,905	60,233
Series 2002-68 Class FH, 5.82% 10/18/32 (d)	2,437,897	2,461,991
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	80,933	81,495
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	578,039	595,069
Series 2003-11:
Class DF, 5.77% 2/25/33 (d)	61,712	62,093
Class EF, 5.77% 2/25/33 (d)	31,369	31,575
Series 2003-122 Class FL, 5.67% 7/25/29 (d)	459,614	461,902
Series 2004-33 Class FW, 5.72% 8/25/25 (d)	784,676	789,377
Series 2004-54 Class FE, 6.47% 2/25/33 (d)	508,219	509,778
Series 2005-72 Class FG, 5.57% 5/25/35 (d)	6,270,506	6,277,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 89,918	$ 89,704
Series 2002-52 Class PA, 6% 4/25/31	6,075	6,078
Series 2002-50 Class LE, 7% 12/25/29	20,979	20,998
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	64,349	176
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,265,166	1,284,253
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (d)	1,201,054	1,205,861
Series 2406:
Class FP, 6.3% 1/15/32 (d)	1,056,334	1,085,394
Class PF, 6.3% 12/15/31 (d)	1,037,488	1,065,975
Series 2410 Class PF, 6.3% 2/15/32 (d)	2,850,475	2,920,500
Series 2448 Class FT, 6.32% 3/15/32 (d)	1,295,216	1,327,785
Series 2526 Class FC, 5.72% 11/15/32 (d)	17,481	17,595
Series 2538 Class FB, 5.72% 12/15/32 (d)	155,018	156,111
Series 2551 Class FH, 5.77% 1/15/33 (d)	55,894	56,279
Series 2553 Class FB, 5.82% 3/15/29 (d)	2,498,814	2,512,807
Series 2577 Class FW, 5.82% 1/15/30 (d)	1,690,370	1,700,759
Series 2650 Class FV, 5.72% 12/15/32 (d)	1,575,963	1,587,295
Series 2861 Class JF, 5.62% 4/15/17 (d)	729,108	732,270
Series 2994 Class FB, 5.47% 6/15/20 (d)	607,396	606,800
Series 3066 Class HF, 0% 1/15/34 (d)	60,232	57,215
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	375,605	374,720
Series 2614 Class IC, 4.5% 12/15/10 (f)	273,991	1,282
Series 2676 Class KN, 3% 12/15/13	585,647	581,162
Series 2683 Class UH, 3% 3/15/19	195,011	194,594
Series 2776 Class UJ, 4.5% 5/15/20 (f)	228,436	4,062
Series 2828 Class JA, 4.5% 1/15/10	304,112	303,334
Series 1803 Class A, 6% 12/15/08	238,308	238,538
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (d)	$ 94,066	$ 94,633
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	148,445	148,954
TOTAL U.S. GOVERNMENT AGENCY		33,996,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,553,894)		132,260,316
Commercial Mortgage Securities - 6.0%

Banc of America Large Loan Trust floater Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(d)	170,000	170,024
Class F, 5.63% 10/15/19 (a)(d)	170,000	170,024
Class G, 5.65% 10/15/19 (a)(d)	125,000	125,019
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (a)(d)	70,000	70,060
Class J, 7.27% 11/15/15 (a)(d)	95,000	95,042
Class K, 7.92% 11/15/15 (a)(d)	90,000	89,938
Series 2005-BBA6:
Class B, 5.53% 1/15/19 (a)(d)	390,000	390,103
Class C, 5.57% 1/15/19 (a)(d)	400,000	400,106
Class D, 5.62% 1/15/19 (a)(d)	390,000	390,103
Class E, 5.66% 1/15/19 (a)(d)	245,000	245,058
Class F, 5.71% 1/15/19 (a)(d)	165,000	165,039
Class G, 5.74% 1/15/19 (a)(d)	125,000	125,033
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(d)	860,000	860,962
Class G, 6.2% 7/14/20 (a)(d)	585,000	585,654
Class H, 6.42% 7/14/20 (a)(d)	720,000	720,803
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(d)	475,000	475,339
Class C, 5.63% 3/15/22 (a)(d)	200,000	200,168
Class D, 5.68% 3/15/22 (a)(d)	205,000	205,198
Class E, 5.72% 3/15/22 (a)(d)	390,000	390,391
Class F, 5.79% 3/15/22 (a)(d)	200,000	200,200
Class G, 5.85% 3/15/22 (a)(d)	130,000	130,130
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(d)	$ 440,000	$ 440,489
Class J, 6.09% 2/9/21 (a)(d)	320,000	320,355
Class K, 6.32% 2/9/21 (a)(d)	880,000	880,971
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(d)(f)	44,830,000	13,449
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	938,219	938,344
Class B, 6.28% 7/14/11 (a)(d)	467,860	467,597
Class C, 6.43% 7/14/11 (a)(d)	936,970	937,094
Class D, 7.061% 7/14/11 (a)(d)	544,559	545,126
Bayview Commercial Asset Trust:
floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(d)	171,323	171,457
Series 2003-2 Class A, 5.9% 12/25/33 (a)(d)	515,248	516,697
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	338,461	338,937
Class B, 7.22% 4/25/34 (a)(d)	56,410	56,833
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(d)	416,695	417,867
Class M1, 5.9% 8/25/34 (a)(d)	133,473	134,015
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	601,745	602,967
Class A2, 5.74% 1/25/35 (a)(d)	70,794	70,937
Class M1, 5.82% 1/25/35 (a)(d)	106,190	106,506
Class M2, 6.32% 1/25/35 (a)(d)	70,794	71,380
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(d)	159,213	159,056
Class M2, 5.8% 8/25/35 (a)(d)	266,789	267,570
Class M3, 5.82% 8/25/35 (a)(d)	146,303	146,732
Class M4, 5.93% 8/25/35 (a)(d)	133,394	134,634
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(d)	733,256	734,665
Class M1, 5.76% 11/25/35 (a)(d)	104,751	105,376
Class M2, 5.81% 11/25/35 (a)(d)	144,032	145,251
Class M3, 5.83% 11/25/35 (a)(d)	130,939	132,045
Class M4, 5.92% 11/25/35 (a)(d)	161,491	161,888
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(d)	1,014,822	1,018,152
Class B1, 6.72% 1/25/36 (a)(d)	92,257	92,776
Class M1, 5.77% 1/25/36 (a)(d)	369,026	370,641
Class M2, 5.79% 1/25/36 (a)(d)	92,257	92,660
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 5.82% 1/25/36 (a)(d)	$ 184,513	$ 185,378
Class M4, 5.93% 1/25/36 (a)(d)	92,257	92,776
Class M5, 5.97% 1/25/36 (a)(d)	92,257	92,776
Class M6, 6.02% 1/25/36 (a)(d)	92,257	92,732
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(d)	1,643,264	1,644,804
Class A2, 5.6% 7/25/36 (a)(d)	276,955	276,955
Class B1, 6.19% 7/25/36 (a)(d)	101,550	101,550
Class B3, 8.02% 7/25/36 (a)(d)	166,173	166,173
Class M1, 5.63% 7/25/36 (a)(d)	290,802	290,802
Class M2, 5.65% 7/25/36 (a)(d)	207,716	207,716
Class M3, 5.67% 7/25/36 (a)(d)	161,557	161,557
Class M4, 5.74% 7/25/36 (a)(d)	110,782	110,782
Class M5, 5.79% 7/25/36 (a)(d)	133,861	133,861
Class M6, 5.86% 7/25/36 (a)(d)	212,332	212,332
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(d)	1,273,900	1,279,871
Class B1, 6.12% 10/25/36 (a)(d)	150,729	149,339
Class B2, 6.67% 10/25/36 (a)(d)	97,244	96,196
Class B3, 7.92% 10/25/36 (a)(d)	175,040	172,004
Class M4, 5.75% 10/25/36 (a)(d)	150,729	151,388
Class M5, 5.8% 10/25/36 (a)(d)	189,626	190,545
Class M6, 5.88% 10/25/36 (a)(d)	374,390	376,438
Series 2007-1:
Class A2, 5.61% 3/25/37 (a)(d)	355,000	355,000
Class B1, 5.88% 3/25/37 (a)(d)	115,000	115,000
Class B2, 6.67% 3/25/37 (a)(d)	80,000	80,000
Class B3, 9.07% 3/25/37 (a)(d)	235,000	235,000
Class M1, 5.63% 3/25/37 (a)(d)	95,000	95,000
Class M2, 5.65% 3/25/37 (a)(d)	70,000	70,000
Class M3, 5.68% 3/27/37 (a)(d)	65,000	65,000
Class M4, 5.76% 3/25/37 (a)(d)	50,000	50,000
Class M5, 5.8% 3/25/37 (a)(d)	80,000	80,000
Class M6, 5.88% 3/25/37 (a)(d)	110,000	110,000
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.02% 6/15/17 (a)(d)	960,000	960,175
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(d)	1,000,000	1,003,884
Class H, 7.57% 11/15/14 (a)(d)	150,000	150,360
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.77% 7/15/16 (a)(d)	$ 2,369	$ 2,370
Class D, 5.87% 7/15/16 (a)(d)	5,232	5,235
Class E, 6.07% 7/15/16 (a)(d)	3,619	3,623
Class F, 6.12% 7/15/16 (a)(d)	20,242	20,266
Class H, 6.62% 7/15/16 (a)(d)	59,392	59,496
Class J, 6.77% 7/15/16 (a)(d)	22,295	22,345
Class K, 7.67% 7/15/16 (a)(d)	1,340,087	1,344,420
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	1,005,000	1,005,007
Class C, 5.59% 4/15/17 (a)(d)	425,000	425,000
Class D, 5.63% 4/15/17 (a)(d)	345,000	345,027
Class E, 5.69% 4/15/17 (a)(d)	260,000	260,013
Class F, 5.73% 4/15/17 (a)(d)	145,000	145,003
Class G, 5.87% 4/15/17 (a)(d)	145,000	145,004
Class H, 5.94% 4/15/17 (a)(d)	145,000	145,015
Class J, 6.17% 4/15/17 (a)(d)	50,000	50,007
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	290,664	290,744
Class C, 5.62% 11/15/17 (a)(d)	581,328	581,548
Class D, 5.66% 11/15/17 (a)(d)	100,763	100,830
Class E, 5.71% 11/15/17 (a)(d)	155,021	155,112
Class F, 5.77% 11/15/17 (a)(d)	139,519	139,596
Class G, 5.82% 11/15/17 (a)(d)	220,905	221,019
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (a)(d)	1,135,000	1,138,713
Commercial Mortgage Trust Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(d)	1,815,000	1,815,000
Class B, 5.54% 11/5/21 (a)(d)	670,000	670,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 5.49% 11/15/36 (a)(d)	540,000	540,464
CS First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(d)	2,165,000	2,165,002
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(d)	2,261,966	2,262,989
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(d)	300,000	300,069
Class E, 5.65% 4/15/21 (a)(d)	300,000	300,122
Class G, 5.74% 4/15/21 (a)(d)	300,000	300,193
Class H, 6.05% 4/15/21 (a)(d)	300,000	300,139
Class J, 6.12% 4/15/21 (a)(d)	200,000	200,046
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CSMC Commercial Mortgage Trust floater Series 2006-TFLA: - continued
Class K, 6.52% 4/15/21 (a)(d)	$ 1,005,000	$ 1,005,229
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(d)	180,000	180,000
6.57% 10/5/20 (a)(d)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(d)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(d)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(d)	145,000	145,000
Class D, 5.6% 6/6/20 (a)(d)	1,400,000	1,400,000
Class E, 5.69% 6/6/20 (a)(d)	800,000	800,000
Class F, 5.76% 6/6/20 (a)(d)	575,000	575,180
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7219% 10/3/15 (a)(d)	3,000,000	3,020,159
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,535,000	1,535,000
Class B, 5.49% 11/15/18 (a)(d)	534,911	534,911
Class C, 5.53% 11/15/18 (a)(d)	379,937	379,937
Class D, 5.55% 11/15/18 (a)(d)	134,977	134,978
Class E, 5.6% 11/15/18 (a)(d)	199,967	199,967
Class F, 5.65% 11/15/18 (a)(d)	299,950	299,950
Class G, 5.68% 11/15/18 (a)(d)	259,957	259,957
Class H, 5.82% 11/15/18 (a)(d)	199,967	199,967
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(d)	435,000	435,425
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.0034% 11/15/10 (a)(d)(f)	417,400,000	244,638
Morgan Stanley Capital I, Inc.:
floater:
Series 2005-XLF:
Class B, 5.53% 8/15/19 (a)(d)	935,000	935,392
Class C, 5.56% 8/15/19 (a)(d)	75,000	75,026
Class D, 5.58% 8/15/19 (a)(d)	270,000	270,094
Class E, 5.6% 8/15/19 (a)(d)	245,000	245,085
Class F, 5.64% 8/15/19 (a)(d)	170,000	170,059
Class G, 5.69% 8/15/19 (a)(d)	120,000	120,042
Class H, 5.71% 8/15/19 (a)(d)	100,000	100,035
Class J, 5.78% 8/15/19 (a)(d)	75,000	75,021
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.: - continued
floater:
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(d)	$ 570,000	$ 569,996
Class D, 5.57% 7/15/19 (a)(d)	1,195,000	1,194,994
Class E, 5.61% 7/15/19 (a)(d)	1,450,000	1,449,992
Class F, 5.64% 7/15/19 (a)(d)	535,000	534,997
Class G, 5.68% 7/15/19 (a)(d)	385,000	385,829
Series 2005-XLF Class K, 5.97% 8/15/19 (a)(d)	420,000	420,584
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(d)	332,557	333,180
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(d)	63,668	63,682
Class B, 5.62% 10/15/17 (a)(d)	200,000	200,047
Class D, 5.75% 10/15/17 (a)(d)	400,000	400,109
Series 2006-WL7A:
Class F, 5.66% 8/11/18 (a)(d)	1,235,000	1,234,624
Class G, 5.68% 8/11/18 (a)(d)	1,170,000	1,169,469
Class J, 5.92% 8/11/18 (a)(d)	260,000	259,839
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,341,119)		64,355,066
Certificates of Deposit - 2.7%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,998,907
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,998,907
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,998,920
Natexis Banques Populaires NY CD yankee 5.4% 12/18/07	5,000,000	4,999,674
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,999,066
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,998,897
Societe Generale euro 5.05% 2/21/07	4,000,000	3,998,924
TOTAL CERTIFICATES OF DEPOSIT (Cost $28,999,948)		28,993,295
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.52% 4/12/07 (Cost $1,978,227)	2,000,000	1,979,661
Fixed-Income Funds - 26.3%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (e) (Cost $280,066,426)	2,817,310	$ 280,181,519
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) # (Cost $93,307,000)	$ 93,320,702	93,307,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,075,341,950)		1,075,064,047
NET OTHER ASSETS - (0.8)%		(9,010,264)
NET ASSETS - 100%		$ 1,066,053,783
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	March 2007	$ 111,482,975	$ (163,127)
113 Eurodollar 90 Day Index Contracts	June 2007	111,490,038	(19,490)
113 Eurodollar 90 Day Index Contracts	Sept. 2007	111,515,463	43,940
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,540,888	(122,390)
TOTAL EURODOLLAR CONTRACTS			$ (261,067)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	March 2008	4,936,125	8,155
4 Eurodollar 90 Day Index Contracts	June 2008	3,949,250	6,809
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,962,125	4,763
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,974,775	2,367
1 Eurodollar 90 Day Index Contracts	March 2009	987,388	1,134
TOTAL EURODOLLAR CONTRACTS			23,228
			$ (237,839)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006, Class HE5, 7.32% 8/25/37

	August 2037	$ 600,000	$ (7,570)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(1,433)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Dec. 2035	600,000	(1,638)
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by ..8%	June 2007	1,000,000	(3,392)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(38,169)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	271,487	(2,176)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	141,823	(586)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 845,000	$ (26,208)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(4,944)
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	914
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	1,650,000	873
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,000,000	1,061
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	3,806
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	2,779
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	11,868
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	$ 1,750,000	$ 22,392
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	2,524
TOTAL CREDIT DEFAULT SWAPS		17,703,310	(39,899)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	5,655,000	2,205
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	4,000,000	1,593
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	8,900,000	3,619
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	July 2007	$ 3,000,000	$ 1,195
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	4,000,000	1,354
TOTAL TOTAL RETURN SWAPS		25,555,000	9,966
		$ 43,258,310	$ (29,933)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,171,253 or 13.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $345,777.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$93,307,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 5,948,456
Banc of America Securities LLC	21,131,336
Bank of America, NA	5,287,516
Barclays Capital, Inc.	23,793,821
Citigroup Global Markets, Inc.	1,321,879
Countrywide Securities Corp.	17,184,427
Greenwich Capital Markets, Inc.	133,259
HSBC Securities (USA), Inc.	2,643,758
Societe Generale, New York Branch	2,643,758
UBS Securities LLC	10,575,032
WestLB AG	2,643,758
$ 93,307,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 6,905,152
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 7,500,012	$ 280,181,519	2.2%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
United Kingdom	9.4%
France	1.2%
Others (individually less than 1%)	4.2%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,917,431 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $93,307,000) - See accompanying schedule: Unaffiliated issuers (cost $795,275,524)	$ 794,882,528
Fidelity Central Funds (cost $280,066,426)	280,181,519
Total Investments (cost $1,075,341,950)		$ 1,075,064,047
Cash		225,637
Receivable for investments sold		181,981
Receivable for swap agreements		21,924
Receivable for fund shares sold		2,468,741
Interest receivable		4,779,839
Receivable for daily variation on futures contracts		19,200
Other receivables		2,781
Total assets		1,082,764,150

Liabilities
Payable for investments purchased Regular delivery	$ 7,675,207
Delayed delivery	6,810,000
Payable for fund shares redeemed	1,387,490
Distributions payable	410,282
Swap agreements, at value	29,933
Accrued management fee	279,123
Distribution fees payable	1,821
Other affiliated payables	116,511
Total liabilities		16,710,367

Net Assets		$ 1,066,053,783
Net Assets consist of:
Paid in capital		$ 1,068,982,068
Distributions in excess of net investment income		(128,852)
Accumulated undistributed net realized gain (loss) on investments		(2,253,758)
Net unrealized appreciation (depreciation) on investments		(545,675)
Net Assets		$ 1,066,053,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,324,906 ÷ 1,130,919 shares)	$ 10.01

Maximum offering price per share (100/98.50 of $10.01)	$ 10.16
Class T: Net Asset Value and redemption price per share ($3,548,457 ÷ 354,390 shares)	$ 10.01

Maximum offering price per share (100/98.50 of $10.01)	$ 10.16
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($1,044,841,299 ÷ 104,359,468 shares)	$ 10.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,339,121 ÷ 633,305 shares)	$ 10.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 19,445,236
Income from Fidelity Central Funds		6,905,152
Total income		26,350,388

Expenses
Management fee	$ 1,490,289
Transfer agent fees	472,421
Distribution fees	8,310
Fund wide operations fee	143,339
Independent trustees' compensation	1,546
Miscellaneous	1,145
Total expenses before reductions	2,117,050
Expense reductions	(9,530)	2,107,520
Net investment income		24,242,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,961)
Fidelity Central Funds	35,259
Futures contracts	(524,339)
Swap agreements	76,617
Total net realized gain (loss)		(466,424)
Change in net unrealized appreciation (depreciation) on: Investment securities	(340,241)
Futures contracts	376,760
Swap agreements	(82,002)
Total change in net unrealized appreciation (depreciation)		(45,483)
Net gain (loss)		(511,907)
Net increase (decrease) in net assets resulting from operations		$ 23,730,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,242,868	$ 38,252,086
Net realized gain (loss)	(466,424)	(1,106,422)
Change in net unrealized appreciation (depreciation)	(45,483)	76,542
Net increase (decrease) in net assets resulting from operations	23,730,961	37,222,206
Distributions to shareholders from net investment income	(24,478,659)	(38,283,502)
Share transactions - net increase (decrease)	205,289,573	(51,227,531)
Redemption fees	18,665	28,307
Total increase (decrease) in net assets	204,560,540	(52,260,520)

Net Assets
Beginning of period	861,493,243	913,753,763
End of period (including distributions in excess of net investment income of $128,852 and undistributed net investment income of $106,939, respectively)	$ 1,066,053,783	$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.245	.400	.223	.013
Net realized and unrealized gain (loss)	(.005)	(.009)	(.026)	.011
Total from investment operations	.240	.391	.197	.024
Distributions from net investment income	(.250)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.250)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.42%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.68% A	.70%	.70%	.70%A
Expenses net of all reductions	.67% A	.70%	.70%	.70%A
Net investment income	4.91% A	4.00%	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,325	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.248	.404	.222	.013
Net realized and unrealized gain (loss)	(.008)	(.011)	(.025)	.010
Total from investment operations	.240	.393	.197	.023
Distributions from net investment income	(.250)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.250)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.42%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68% A	.68%	.70%	.70%A
Expenses net of all reductions	.68% A	.68%	.70%	.70% A
Net investment income	4.91% A	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,548	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.259	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.007)	(.011)	(.026)	.029	.052
Total from investment operations	.252	.416	.215	.151	.189
Distributions from net investment income	(.262)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	(.003)	-	-
Total distributions	(.262)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	- I	.001	.004
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	2.54%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45% A	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.44% A	.45%	.53%	.55%	.55% A
Net investment income	5.14% A	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,044,841	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	25% A	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.256	.420	.240	.015
Net realized and unrealized gain (loss)	(.005)	(.008)	(.026)	.010
Total from investment operations	.251	.412	.214	.025
Distributions from net investment income	(.261)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.261)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	2.53%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48% A	.49%	.55%	.55% A
Expenses net of all reductions	.47% A	.49%	.55%	.55% A
Net investment income	5.11% A	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,339	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,087,278
Unrealized depreciation	(1,323,923)
Net unrealized appreciation (depreciation)	$ (236,645)

Cost for federal income tax purposes	$ 1,075,300,692

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities and U.S. government securities, aggregated $223,457,364 and $95,763,255, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,870	$ 1,871
Class T	0%	.15%	3,440	74
			$ 8,310	$ 1,945

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,582
Class T	437
$ 5,019

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,906.18
Class T	4,259.19
Ultra-Short Bond	459,827.10
Institutional Class	2,429.13
	$ 472,421

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,145 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8,049. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 1,481

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 160,872	$ 126,997
Class T	114,168	141,086
Ultra-Short Bond	24,107,629	37,977,353
Institutional Class	95,990	38,066
Total	$ 24,478,659	$ 38,283,502

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	823,784	574,958	$ 8,254,904	$ 5,763,274
Reinvestment of distributions	13,991	10,043	140,202	100,637
Shares redeemed	(161,172)	(385,505)	(1,615,610)	(3,863,258)
Net increase (decrease)	676,603	199,496	$ 6,779,496	$ 2,000,653
Class T
Shares sold	120,540	357,260	$ 1,207,788	$ 3,579,216
Reinvestment of distributions	10,642	13,205	106,670	132,333
Shares redeemed	(238,158)	(312,176)	(2,386,815)	(3,129,874)
Net increase (decrease)	(106,976)	58,289	$ (1,072,357)	$ 581,675

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Ultra-Short Bond
Shares sold	37,533,539	39,226,057	$ 376,063,239	$ 393,000,678
Reinvestment of distributions	2,163,960	3,400,651	21,678,320	34,072,273
Shares redeemed	(20,212,819)	(48,147,604)	(202,514,855)	(482,361,462)
Net increase (decrease)	19,484,680	(5,520,896)	$ 195,226,704	$ (55,288,511)
Institutional Class
Shares sold	505,816	190,577	$ 5,066,354	$ 1,908,425
Reinvestment of distributions	1,906	756	19,086	7,577
Shares redeemed	(72,845)	(43,621)	(729,710)	(437,350)
Net increase (decrease)	434,877	147,712	$ 4,355,730	$ 1,478,652

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ULB-USAN-0307
1.789738.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Ultra-Short Bond

Fund - Class A and Class T

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,024.20	$ 3.47
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Class T
Actual	$ 1,000.00	$ 1,024.20	$ 3.47
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,025.40	$ 2.30
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,025.30	$ 2.45
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.68%
Class T	.68%
Ultra-Short Bond	.45%
Institutional Class	.48%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investment in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of January 31, 2007*	As of July 31, 2006**
U.S.Government and U.S.Government Agency Obligations 9.9%	U.S.Government and U.S.Government Agency Obligations 14.2%
AAA 25.6%	AAA 25.9%
AA 11.4%	AA 11.5%
A 12.0%	A 13.0%
BBB 19.0%	BBB 16.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 4.2%	Not Rated 4.8%
Short-Term Investments and Net Other Assets 17.3%	Short-Term Investments and Net Other Assets 13.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2007
6 months ago
Years	1.7	1.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	0.3	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Corporate Bonds 14.9%		Corporate Bonds 10.6%
	U.S. Government and U.S. Government Agency Obligations 9.9%		U.S. Government and U.S. Government Agency Obligations 14.2%
	Asset-Backed Securities 37.3%		Asset-Backed Securities 39.0%
	CMOs and Other Mortgage Related Securities 20.6%		CMOs and Other Mortgage Related Securities 23.1%
	Short-Term Investments and Net Other Assets 17.3%		Short-Term Investments and Net Other Assets 13.1%
* Foreign investments	14.8%	** Foreign investments	14.9%
* Futures and Swaps	15.7%	** Futures and Swaps	18.0%

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.79% 3/13/09 (d)	$ 1,800,000	$ 1,803,415
5.8331% 9/10/07 (d)	1,230,000	1,232,426
		3,035,841
Media - 1.3%
AOL Time Warner, Inc. 6.15% 5/1/07	2,480,000	2,483,202
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,159,461
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (d)	2,330,000	2,339,087
5.6238% 8/15/07 (a)(d)	4,000,000	4,000,268
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,027,568
Viacom, Inc. 5.7106% 6/16/09 (d)	2,000,000	2,006,792
		14,016,378
TOTAL CONSUMER DISCRETIONARY		17,052,219
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.5656% 9/5/08 (d)	2,400,000	2,401,908
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	825,281
5.76% 9/15/09 (d)	2,200,000	2,205,531
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,293,049
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,639,696
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,280
		8,577,837
TOTAL ENERGY		10,979,745
FINANCIALS - 5.2%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.55% 2/1/12 (d)	745,000	745,318
Lehman Brothers Holdings E-Capital Trust I 6.155% 8/19/65 (d)	1,205,000	1,215,839
Merrill Lynch & Co., Inc. 5.4644% 8/14/09 (d)	2,065,000	2,066,080
Royal Bank of Scotland PLC 5.66% 7/24/14 (d)	2,590,000	2,601,396
		6,628,633
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 0.8%
Barclays Bank PLC 5.57% 5/25/15 (d)	$ 825,000	$ 825,573
HBOS plc 5.6431% 2/6/14 (d)	305,000	305,813
HSBC Holdings PLC 5.56% 10/6/16 (d)	500,000	501,121
ING Bank NV 5.61% 10/14/14 (d)	440,000	441,364
PNC Funding Corp. 5.5% 1/31/12 (d)	2,400,000	2,398,949
Santander Issuances SA Unipersonal 5.725% 6/20/16 (a)(d)	1,500,000	1,501,040
Wells Fargo & Co. 5.3931% 3/10/08 (d)	2,300,000	2,301,760
		8,275,620
Consumer Finance - 1.1%
Capital One Financial Corp. 5.6331% 9/10/09 (d)	2,260,000	2,270,434
General Electric Capital Corp. 5.4344% 5/10/10 (d)	2,845,000	2,848,536
MBNA Capital I 8.278% 12/1/26	810,000	843,526
MBNA Europe Funding PLC 5.45% 9/7/07 (a)(d)	2,720,000	2,721,550
SLM Corp. 5.52% 7/26/10 (d)	2,770,000	2,770,909
		11,454,955
Diversified Financial Services - 0.3%
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,695,481
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	1,800,000	1,792,755
		3,488,236
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(d)	1,745,000	1,744,984
Real Estate Investment Trusts - 0.9%
Colonial Properties Trust 7% 7/14/07	3,801,000	3,825,722
iStar Financial, Inc. 5.9106% 3/16/09 (d)	2,505,000	2,524,088
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,442,123
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,324,685
		10,116,618
Real Estate Management & Development - 0.3%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	880,000	886,328
Realogy Corp. 6.06% 10/20/09 (a)(d)	1,830,000	1,831,050
		2,717,378
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.52% 4/11/07 (d)	1,575,000	1,575,461
Residential Capital Corp.:
6.7388% 6/29/07 (d)	1,995,000	2,003,168
7.19% 4/17/09 (a)(d)	1,585,000	1,586,981
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.4613% 5/1/09 (d)	$ 3,000,000	$ 3,000,945
Washington Mutual, Inc. 5.51% 8/24/09 (d)	2,250,000	2,252,007
		10,418,562
TOTAL FINANCIALS		54,844,986
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
British Aerospace Finance, Inc. 7% 7/1/07 (a)	350,000	351,736
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,688,362
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 5.4638% 5/15/08 (d)	3,000,000	3,001,926
BellSouth Corp. 5.4738% 8/15/08 (d)	2,000,000	2,001,446
Deutsche Telekom International Finance BV 5.5456% 3/23/09 (d)	1,725,000	1,727,881
Telecom Italia Capital SA 5.97% 7/18/11 (d)	3,000,000	3,003,099
Telefonica Emisiones SAU 5.665% 6/19/09 (d)	4,775,000	4,781,680
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,574,446
TELUS Corp. yankee 7.5% 6/1/07	3,305,000	3,323,039
		19,413,517
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 5.4656% 6/27/08 (a)(d)	1,506,000	1,504,946
Vodafone Group PLC 5.4238% 6/29/07 (d)	2,260,000	2,260,104
		3,765,050
TOTAL TELECOMMUNICATION SERVICES		23,178,567
UTILITIES - 0.9%
Electric Utilities - 0.3%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,104,400
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,708,848
		3,813,248
Gas Utilities - 0.1%
NiSource Finance Corp. 5.94% 11/23/09 (d)	845,000	845,478
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	$ 910,000	$ 910,911
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.6625% 9/28/07 (d)	2,470,000	2,470,953
Sempra Energy 4.75% 5/15/09	2,000,000	1,972,370
		4,443,323
TOTAL UTILITIES		10,012,960
TOTAL NONCONVERTIBLE BONDS (Cost $118,128,109)		118,108,575
U.S. Government Agency Obligations - 4.3%

Fannie Mae 0% 4/27/07 (c) (Cost $45,449,711)	46,000,000	45,444,993
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.3%
4.284% 10/1/33 (d)	44,347	44,086
4.289% 10/1/34 (d)	51,401	51,746
4.305% 3/1/33 (d)	119,866	119,748
4.317% 6/1/33 (d)	58,290	58,048
4.515% 10/1/35 (d)	88,557	88,307
4.549% 9/1/34 (d)	355,295	357,977
4.587% 8/1/34 (d)	115,696	116,303
4.621% 3/1/35 (d)	43,275	43,269
4.633% 1/1/33 (d)	70,956	71,093
4.66% 9/1/34 (d)	40,733	41,052
4.704% 10/1/32 (d)	17,110	17,187
4.711% 2/1/33 (d)	20,185	20,358
4.746% 5/1/33 (d)	9,006	9,030
4.761% 10/1/32 (d)	29,354	29,656
4.775% 1/1/35 (d)	10,546	10,589
4.804% 8/1/34 (d)	95,574	96,176
4.895% 10/1/35 (d)	230,412	230,909
4.988% 2/1/35 (d)	37,484	37,410
4.99% 12/1/32 (d)	11,090	11,102
5.058% 11/1/34 (d)	21,616	21,672
5.064% 7/1/34 (d)	46,805	46,787
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.155% 9/1/35 (d)	$ 3,200,271	$ 3,190,983
5.176% 8/1/33 (d)	139,866	140,306
5.267% 11/1/36 (d)	395,192	397,081
5.285% 7/1/35 (d)	53,426	53,689
5.409% 2/1/36 (d)	161,321	162,405
5.5% 11/1/16 to 2/1/19	3,632,880	3,628,583
5.542% 11/1/36 (d)	807,075	812,411
5.838% 3/1/36 (d)	1,265,780	1,278,439
6.5% 7/1/16 to 3/1/35	2,007,430	2,053,071
7% 8/1/17 to 5/1/32	1,103,500	1,132,417
TOTAL FANNIE MAE		14,371,890
Freddie Mac - 0.0%
4.772% 3/1/33 (d)	52,632	53,040
4.782% 10/1/32 (d)	21,413	21,555
5.685% 4/1/32 (d)	20,440	20,795
TOTAL FREDDIE MAC		95,390
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,621,964)		14,467,280
Asset-Backed Securities - 27.8%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	305,010	306,035
Series 2004-3 Class 2A4, 5.67% 10/25/34 (d)	3,662	3,663
Series 2004-4 Class A2D, 5.67% 1/25/35 (d)	134,080	134,530
Series 2005-1 Class M1, 5.79% 4/25/35 (d)	1,545,000	1,551,780
Series 2007-1 Class A3, 5.45% 2/25/37 (d)	1,000,000	1,000,000
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (d)	151,473	151,592
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (d)	113,099	113,435
Class M2, 7.02% 11/25/33 (d)	75,000	75,563
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (d)	48,890	49,094
Class M2, 7.07% 6/25/33 (d)	50,000	50,535
Series 2003-NC1 Class M1, 6.1% 7/25/33 (d)	100,000	100,489
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	$ 150,000	$ 150,301
Class M2, 6.42% 2/25/34 (d)	175,000	176,447
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (d)	250,000	251,036
Class M3, 5.8% 4/25/35 (d)	145,000	145,873
Class M4, 5.96% 4/25/35 (d)	185,000	186,148
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (d)	606,390	606,744
Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	117,243	117,424
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (d)	995,000	995,858
Class M1, 5.62% 5/25/36 (d)	915,000	916,784
Class M2, 5.64% 5/25/36 (d)	305,000	305,442
Class M3, 5.66% 5/25/36 (d)	240,000	240,420
Class M4, 5.72% 5/25/36 (d)	200,000	200,342
Class M5, 5.76% 5/25/36 (d)	295,000	295,698
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (d)	1,000,000	1,000,000
Class M1, 5.58% 1/25/37 (d)	755,000	755,000
Advanta Business Card Master Trust Series 2006-C1 Class C1, 5.8% 10/20/14 (d)	770,000	769,995
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(d)	1,200,000	1,200,354
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (d)	410,000	411,525
Series 2004-5 Class B, 5.57% 4/16/12 (d)	2,150,000	2,150,666
Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	591,770	592,658
Series 2005-1 Class A, 5.35% 10/15/12 (d)	2,185,000	2,184,281
Series 2005-6 Class C, 5.57% 3/15/11 (a)(d)	2,680,000	2,682,760
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.79% 11/6/09 (d)	220,255	220,340
Series 2003-BX Class A4B, 5.79% 1/6/10 (d)	57,304	57,323
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,478,658
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	1,999,586
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.2% 10/25/36 (d)	705,000	697,482
Class M9, 7.35% 10/25/36 (d)	450,000	424,418
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.22% 2/25/33 (d)	474,619	474,843
Series 2003-AR1 Class M1, 6.47% 1/25/33 (d)	89,310	89,387
Series 2004-R11 Class M1, 5.98% 11/25/34 (d)	560,000	563,280
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	$ 85,000	$ 84,999
Class M2, 5.8% 4/25/34 (d)	75,000	75,000
Series 2004-R8 Class M9, 8.07% 9/25/34 (d)	1,525,000	1,523,443
Series 2004-R9 Class M2, 5.97% 10/25/34 (d)	720,000	724,277
Series 2005-R1:
Class M1, 5.77% 3/25/35 (d)	770,000	772,067
Class M2, 5.8% 3/25/35 (d)	260,000	260,985
Series 2005-R2 Class M1, 5.77% 4/25/35 (d)	1,700,000	1,706,732
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	29,202	29,244
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(d)	1,500,000	1,501,489
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(d)	800,000	800,944
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.9862% 9/25/33 (d)	800,000	808,710
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,420,000	1,422,494
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	305,000	306,856
Class M2, 5.92% 5/25/34 (d)	250,000	251,549
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (d)	1,200,000	1,200,657
Class M2, 5.64% 5/25/36 (d)	1,265,000	1,265,439
Class M3, 5.66% 5/25/36 (d)	1,010,000	1,010,344
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (d)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (d)	230,000	232,773
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (d)	780,000	780,173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.22% 4/15/33 (d)	1,165,025	1,165,533
Series 2003-HE6 Class M1, 5.97% 11/25/33 (d)	215,000	216,298
Series 2004-HE6 Class A2, 5.68% 6/25/34 (d)	461,143	462,371
Series 2005-HE1 Class M1, 5.82% 3/25/35 (d)	540,000	542,826
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (d)	1,105,000	1,110,664
Class M2, 5.82% 3/25/35 (d)	275,000	276,922
Series 2005-HE3 Class A4, 5.52% 4/25/35 (d)	798,506	798,732
Series 2007-HE1 Class A4, 5.46% 12/25/36 (b)(d)	1,000,000	1,000,000
Bank of America Credit Card Trust Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	1,500,000	1,499,063
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (d)	$ 465,000	$ 465,268
Series 2002-C1 Class C1, 6.28% 12/15/09 (d)	675,000	675,988
Series 2003-C4 Class C4, 6.35% 2/15/11 (d)	2,010,000	2,032,329
Series 2004-C1 Class C1, 5.82% 11/15/11 (d)	25,000	25,147
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (d)	464,190	464,758
Bayview Financial Asset Trust Series 2003-F Class A, 6.07% 9/28/43 (d)	120,863	120,904
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	214,614	214,800
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (d)	653,309	653,410
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (d)	390,000	387,894
Class M3, 6.37% 9/25/34 (d)	265,000	270,490
Class M4, 6.52% 9/25/34 (d)	225,000	229,610
Series 2004-HE9 Class M2, 6.52% 11/25/34 (d)	490,000	495,415
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (d)	905,000	909,441
Class M2, 6.07% 2/25/35 (d)	330,000	332,565
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3756% 12/26/24 (d)	2,730,410	2,730,303
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (b)(d)	215,000	215,000
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (d)	850,000	853,920
Series 2006-SN1A Class A4B, 5.46% 3/20/10 (a)(d)	2,700,000	2,700,985
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6% 1/15/10 (d)	204,635	204,727
Series 2004-B Class A4, 5.43% 8/15/11 (d)	1,700,000	1,700,526
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,805,740
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (d)	500,000	501,583
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,237,899
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (d)	1,125,000	1,132,586
Series 2004-B1 Class B1, 5.76% 11/15/11 (d)	1,180,000	1,185,530
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(d)	265,000	265,408
Class B, 6.07% 7/20/39 (a)(d)	140,000	141,039
Class C, 6.42% 7/20/39 (a)(d)	180,000	181,180
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (d)	$ 445,000	$ 441,540
Class M9, 7.22% 7/25/36 (d)	285,000	281,472
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	125,000	107,383
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (d)	1,000,000	1,000,000
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	10,659	10,682
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (d)	91,792	92,208
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(d)	617,572	616,700
Chase Credit Card Owner Trust:
Series 2003-6 Class C, 6.12% 2/15/11 (d)	2,210,000	2,232,152
Series 2004-1 Class B, 5.52% 5/15/09 (d)	295,000	294,990
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (d)	1,645,000	1,653,339
Series 2006-C3 Class C3, 5.55% 6/15/11 (d)	1,975,000	1,975,816
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	444,211	439,633
Class D, 4.51% 11/20/12	209,796	207,703
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 5.6956% 6/25/09 (d)	655,000	656,001
Series 2002-C1 Class C1, 6.36% 2/9/09 (d)	900,000	900,131
Series 2003-C1 Class C1, 6.46% 4/7/10 (d)	1,685,000	1,703,615
Series 2006-C4 Class C4, 5.57% 1/9/12 (d)	2,365,000	2,365,000
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC2 Class A2B, 5.51% 9/25/36 (d)	2,000,000	1,999,987
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.37% 4/25/46 (a)(d)	3,195,000	3,195,320
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	691,442	683,006
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (d)	26,612	26,627
Series 2003-BC1 Class M2, 7.32% 9/25/32 (d)	224,448	224,934
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(d)	7,617	7,640
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	375,000	376,178
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (d)	1,780,784	1,784,055
Class M1, 5.82% 6/25/34 (d)	100,000	100,413
Series 2004-4 Class M2, 5.85% 6/25/34 (d)	315,000	316,242
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (d)	$ 765,709	$ 765,928
Class MV1, 5.72% 7/25/35 (d)	435,000	436,400
Class MV2, 5.76% 7/25/35 (d)	525,000	527,005
Series 2005-AB1 Class A2, 5.53% 8/25/35 (d)	2,022,427	2,024,685
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	3,881,359	3,889,243
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,774,996	1,773,655
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FRE1 Class B1, 7.12% 4/25/34 (d)	605,000	605,215
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (d)	550,000	552,574
Series 2005-1 Class B, 5.47% 9/16/10 (d)	1,580,000	1,582,612
Series 2005-3 Class B, 5.51% 5/15/11 (d)	2,000,000	2,003,069
Series 2006-1 Class B1, 5.47% 8/16/11 (d)	1,845,000	1,847,233
Series 2006-2 Class B1, 5.44% 1/17/12 (d)	2,000,000	2,001,427
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,530,000	1,529,771
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6% 5/28/35 (d)	133,773	133,773
Class AB3, 5.7481% 5/28/35 (d)	32,052	32,123
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (d)	1,500,000	1,501,311
Series 2005-2 Class 2A1, 5.44% 12/25/35 (d)	505,024	505,050
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (d)	880,000	880,183
Class M1, 5.63% 7/25/36 (d)	1,765,000	1,766,748
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	25,000	25,028
Class M4, 6.22% 3/25/34 (d)	25,000	25,063
Series 2004-FF8 Class M3, 6.27% 10/25/34 (d)	1,760,000	1,784,738
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (d)	990,000	989,992
Class M1, 5.58% 10/25/36 (d)	880,000	880,246
Series 2006-FF18 Class M1, 5.55% 12/25/37 (d)	3,500,000	3,500,000
Series 2007-FF1:
Class A2C, 5.46% 1/25/38 (d)	1,940,000	1,940,000
Class M1, 5.55% 1/25/38 (d)	375,000	375,000
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	825,270
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (d)	$ 1,375,000	$ 1,375,339
Class B, 5.76% 5/15/10 (d)	1,110,000	1,111,667
Series 2006-3:
Class A, 5.5% 6/15/11 (d)	990,000	990,735
Class B, 5.77% 6/15/11 (d)	1,405,000	1,406,081
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	1,535,000	1,533,052
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (d)	239,500	241,306
Series 2004-B Class M1, 5.9% 5/25/34 (d)	205,000	206,150
Series 2004-C:
Class 2A2, 5.87% 8/25/34 (d)	26,878	26,888
Class M1, 5.97% 8/25/34 (d)	540,000	543,449
Series 2005-A:
Class 2A2, 5.56% 2/25/35 (d)	170,721	170,760
Class M1, 5.75% 1/25/35 (d)	225,000	226,289
Class M2, 5.78% 1/25/35 (d)	325,000	326,551
Class M3, 5.81% 1/25/35 (d)	175,000	175,986
Class M4, 6% 1/25/35 (d)	125,000	126,003
Series 2006-A:
Class M3, 5.7% 5/25/36 (d)	455,000	455,301
Class M4, 5.72% 5/25/36 (d)	685,000	685,450
Class M5, 5.82% 5/25/36 (d)	365,000	365,479
Series 2006-E Class M1, 5.61% 1/25/37 (d)	1,725,000	1,725,000
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(d)	178,494	179,156
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (d)	925,000	926,043
Series 2006-1:
Class B, 5.43% 9/17/12 (d)	585,000	585,430
Class C, 5.56% 9/17/12 (d)	455,000	455,334
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,321,631
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (d)	2,490,000	2,490,000
Series 6 Class B, 5.51% 2/17/09 (d)	75,000	75,000
Series 8 Class C, 5.65% 6/15/10 (d)	2,650,000	2,650,000
Series 9:
Class B, 5.47% 9/15/10 (d)	485,000	485,000
Class C, 5.63% 9/15/10 (d)	1,800,000	1,801,674
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (d)	$ 2,606	$ 2,642
Series 2003-FM1 Class M1, 6.55% 3/20/33 (d)	636,784	637,017
Series 2004-AHL Class A2D, 5.68% 8/25/34 (d)	415,584	416,899
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (d)	168,544	168,811
Class M2, 6.72% 11/25/33 (d)	124,861	125,219
Series 2004-FM2 Class M1, 5.82% 1/25/34 (d)	249,683	249,683
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (d)	320,000	319,998
Class M2, 6.47% 5/25/34 (d)	150,000	151,218
Series 2005-6 Class A2, 5.53% 6/25/35 (d)	1,800,000	1,798,784
Series 2005-9 Class 2A1, 5.44% 8/25/35 (d)	724,934	724,476
Series 2005-HE2 Class M, 5.75% 3/25/35 (d)	1,220,000	1,225,763
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	993,982	993,625
Series 2005-NC1 Class M1, 5.77% 2/25/35 (d)	1,205,000	1,211,531
Series 2006-FM3 Class ABS, 5.55% 11/25/36 (d)	2,045,000	2,043,168
Series 2006-HE5 Class M7, 6.15% 8/25/36 (d)	1,495,000	1,482,098
Series 2006-NC2 Class M4, 5.67% 6/25/36 (d)	1,541,000	1,542,013
Series 2007-FM1 Class M1, 5.59% 12/25/36 (d)	1,000,000	999,375
Series 2007-NC1 Class M7, 6.292% 2/25/37 (b)(d)	3,655,000	3,655,000
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(d)	1,888,032	1,889,165
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(d)	450,000	450,000
Class C, 5.87% 9/25/46 (a)(d)	1,150,000	1,150,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(d)	1,700,000	1,702,038
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (d)	165,729	165,908
Series 2003-1 Class M1, 6.82% 6/25/33 (d)	524,845	525,311
Series 2003-2 Class M1, 6.2% 8/25/33 (d)	66,323	66,376
Series 2003-3 Class M1, 6.18% 8/25/33 (d)	320,568	320,733
Series 2003-4 Class M1, 6.12% 10/25/33 (d)	96,601	96,702
Series 2003-5:
Class A2, 5.67% 12/25/33 (d)	10,566	10,580
Class M1, 6.02% 12/25/33 (d)	160,000	160,353
Class M2, 7.05% 12/25/33 (d)	70,000	70,369
Series 2003-7:
Class A2, 5.7% 3/25/34 (d)	2,079	2,082
Class M1, 5.97% 3/25/34 (d)	795,000	797,100
Series 2003-8 Class M1, 6.04% 4/25/34 (d)	192,210	192,894
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2004-4 Class A2, 5.64% 10/25/34 (d)	$ 60,789	$ 60,814
Series 2004-6 Class A2, 5.67% 12/25/34 (d)	155,811	155,955
Series 2005-1:
Class M1, 5.75% 5/25/35 (d)	1,270,000	1,275,217
Class M2, 5.77% 5/25/35 (d)	1,410,000	1,415,316
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (d)	1,233,226	1,233,833
Class M1, 5.77% 7/25/35 (d)	890,000	893,451
Series 2007-1 Class M1, 5.56% 5/25/37 (b)(d)	1,940,000	1,938,365
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (d)	108,340	108,811
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.4% 1/18/11 (d)	1,000,000	1,000,129
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	2,713,161	2,713,166
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,501,368
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,069,989
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	216,715	217,184
Class M2, 5.81% 1/20/35 (d)	161,333	161,886
Series 2005-3:
Class A1, 5.58% 1/20/35 (d)	488,785	489,222
Class M1, 5.74% 1/20/35 (d)	287,019	287,533
Series 2006-2:
Class M1, 5.62% 3/20/36 (d)	711,956	712,092
Class M2, 5.64% 3/20/36 (d)	1,175,360	1,175,584
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (d)	193,116	193,176
Class M1, 5.79% 6/25/35 (d)	550,000	551,992
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,805,000	1,804,700
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.5% 11/25/36 (d)	3,000,000	2,998,710
Keycorp Student Loan Trust Series 1999-A Class A2, 5.6956% 12/27/09 (d)	197,985	198,520
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	1,565,000	1,564,446
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.14% 6/25/33 (d)	462,597	462,803
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	337,423	338,641
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class 2A3, 5.5% 7/25/36 (d)	$ 1,435,000	$ 1,435,675
Class M4, 5.71% 7/25/36 (d)	425,000	425,294
Class M5, 5.74% 7/25/36 (d)	265,000	265,090
Class M6, 5.8% 7/25/36 (d)	265,000	264,723
Series 2006-7 Class M10, 7.6846% 8/25/36 (d)	675,000	593,578
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.87% 7/25/34 (d)	132,603	132,812
Series 2004-HE1 Class M1, 5.97% 9/25/34 (d)	685,000	690,445
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (d)	1,034,000	1,034,944
Series 2002-B4 Class B4, 5.82% 3/15/10 (d)	630,000	631,847
Series 2003-B1 Class B1, 5.76% 7/15/10 (d)	1,510,000	1,516,023
Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	125,000	125,534
Series 2003-B3 Class B3, 5.695% 1/18/11 (d)	1,550,000	1,556,126
Series 2003-B5 Class B5, 5.69% 2/15/11 (d)	2,000,000	2,010,056
Series 2003-C2 Class C2, 6.92% 6/15/10 (d)	2,000,000	2,027,880
Series 2005-C3 Class C, 5.59% 3/15/11 (d)	2,830,000	2,836,513
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (d)	200,000	200,654
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	141,466	142,380
Class M2, 5.87% 7/25/34 (d)	25,000	25,060
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (d)	145,146	145,648
Series 2004-HE2:
Class A1B, 5.79% 8/25/35 (d)	152,511	153,235
Class A2B, 5.7% 8/25/35 (d)	168,440	168,543
Metris Master Trust Series 2005-1A Class C, 6.02% 3/21/11 (a)(d)	1,950,000	1,950,411
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	125,000	125,549
Series 2003-NC10 Class M1, 6% 10/25/33 (d)	792,708	794,642
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	119,992	120,202
Series 2004-HE6 Class A2, 5.66% 8/25/34 (d)	228,703	229,264
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	347,703	349,133
Series 2004-NC6 Class A2, 5.66% 7/25/34 (d)	21,717	21,724
Series 2005-1 Class M2, 5.79% 12/25/34 (d)	570,000	572,968
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (d)	150,000	150,985
Class M2, 5.79% 12/25/34 (d)	385,000	387,273
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (d)	$ 370,000	$ 372,542
Class M2, 5.76% 1/25/35 (d)	265,000	266,117
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (d)	325,000	326,857
Class M2, 5.79% 1/25/35 (d)	325,000	325,997
Class M3, 5.83% 1/25/35 (d)	325,000	327,070
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (d)	440,000	440,500
Class M2:
5.62% 6/25/36 (d)	770,000	770,863
5.63% 6/25/36 (d)	550,000	550,406
Class M4, 5.67% 6/25/36 (d)	1,160,000	1,160,852
Series 2006-HE5 Class B1, 6.29% 8/25/36 (d)	2,415,000	2,389,899
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (d)	299,482	299,670
Series 2001-NC1 Class M2, 6.925% 10/25/31 (d)	9,059	9,068
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	38,950	38,990
Series 2002-AM3 Class A3, 5.81% 2/25/33 (d)	14,114	14,127
Series 2002-HE1 Class M1, 6.22% 7/25/32 (d)	589,105	596,446
Series 2002-NC3 Class M1, 6.04% 8/25/32 (d)	100,000	100,069
Series 2002-OP1 Class M1, 6.445% 9/25/32 (d)	374,031	374,295
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (d)	2,050,000	2,045,301
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (d)	595,000	597,458
Class M2, 5.8% 3/25/35 (d)	595,000	597,770
Class M3, 5.84% 3/25/35 (d)	290,000	291,951
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (d)	815,513	815,792
Series 2005-A Class A4, 5.37% 8/15/11 (d)	2,210,000	2,210,605
Nomura Home Equity Loan Trust Series 2007-2 Class 2A3, 5.48% 1/25/37 (d)	947,000	947,000
Nomura Home Equity Loan, Inc. Series 2006-HE3:
Class M7, 6.12% 7/25/36 (d)	485,000	480,930
Class M8, 6.27% 7/25/36 (d)	340,000	335,171
Class M9, 7.17% 7/25/36 (d)	490,000	483,070
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	100,000	100,549
Class M4, 6.295% 6/25/34 (d)	170,000	170,846
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.77% 12/25/33 (d)	42,712	42,838
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	$ 965,000	$ 965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (d)	1,025,000	1,031,607
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (d)	554,064	554,127
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (d)	945,000	954,624
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (d)	565,000	571,640
Class M2, 6% 9/25/34 (d)	160,000	161,236
Class M3, 6.57% 9/25/34 (d)	310,000	313,079
Class M4, 6.77% 9/25/34 (d)	435,000	439,640
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (d)	60,474	60,495
Series 2004-WWF1 Class A5, 5.79% 1/25/35 (d)	55,588	55,629
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (d)	100,998	101,057
Class M2, 5.84% 1/25/35 (d)	1,130,000	1,135,988
Class M3, 5.88% 1/25/35 (d)	425,000	428,183
Class M5, 6.2% 1/25/35 (d)	400,000	403,642
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (d)	910,000	913,483
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(d)	2,160,000	2,165,551
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(d)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (d)	1,300,000	1,316,065
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (d)	250,000	250,025
Class 2M3, 6.77% 6/25/34 (d)	250,000	250,026
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (d)	437,922	437,993
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.64% 3/25/29 (d)	10,211	10,219
Series 2005-KS7 Class A1, 5.42% 8/25/35 (d)	66,390	66,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (d)	1,451	1,453
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (d)	640,000	640,228
Series 2004-2 Class MV1, 5.9% 8/25/35 (d)	415,000	415,477
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4, Class M1, 5.59% 11/25/36 (d)	890,000	890,000
Series 2007-HE1 Class M1, 5.57% 12/25/36 (d)	955,000	955,000
Series 2007-NC1 Class M1, 5.56% 12/25/36 (d)	2,035,000	2,035,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(d)	$ 2,924,057	$ 2,924,042
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(d)	1,140,000	1,139,726
Class C, 5.7% 8/15/11 (a)(d)	520,000	519,875
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (d)	1,000,000	1,003,107
Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	260,000	261,063
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.52% 1/25/37 (d)	1,215,000	1,215,000
Class M1, 5.62% 1/25/37 (d)	1,180,000	1,180,000
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (d)	1,135,000	1,136,801
Series 2004-8 Class M5, 6.47% 9/25/34 (d)	290,000	292,579
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(d)	485,000	489,538
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	25,664	25,814
Series 2007-BC1 Class M1, 5.55% 2/25/37 (d)	1,175,000	1,175,000
Superior Wholesale Inventory Financing Trust Series 2004-A10 Class B, 5.6% 9/15/11 (d)	1,625,000	1,622,984
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	675,000	675,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	980,000	989,326
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (d)	21,802	21,898
Series 2003-6HE Class A1, 5.79% 11/25/33 (d)	17,086	17,165
Series 2005-14HE Class AF1, 5.46% 8/25/36 (d)	312,834	312,859
Series 2006-9HGA Class A1, 5.43% 10/25/37 (d)	1,301,826	1,301,592
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,011,016	2,010,601
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(d)	2,165,000	2,164,070
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	597,650	597,662
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	2,615,000	2,612,671
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,150,259	1,146,118
WaMu Master Note Trust Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(d)	3,025,000	3,025,000
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	226,675	224,421
Series 2004-4 Class D, 3.58% 5/17/12	208,520	205,656
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
WFS Financial Owner Trust: - continued
Series 2005-1 Class D, 4.09% 8/15/12	$ 220,978	$ 218,362
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	2,032,529	2,032,529
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	870,713	866,882
TOTAL ASSET-BACKED SECURITIES (Cost $295,895,552)		295,966,342
Collateralized Mortgage Obligations - 12.4%

Private Sponsor - 9.2%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (d)	1,000,000	1,000,000
Class M1, 5.57% 11/25/36 (d)	530,000	530,000
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (d)	1,232,220	1,229,968
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0956% 8/25/35 (d)	1,743,282	1,744,348
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	1,353,794	1,356,367
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	799,012	799,734
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (d)	1,205,000	1,205,799
Class M5, 5.74% 8/25/36 (d)	860,000	860,560
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (d)	386,031	386,730
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	107,826	107,943
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	271,028	270,566
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	1,150,817	1,153,753
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (d)	111,162	111,350
Class 6M2, 5.8% 6/25/35 (d)	1,375,000	1,382,896
Series 2005-3 Class 8A2, 5.56% 7/25/35 (d)	1,012,396	1,014,654
Series 2005-5 Class 6A2, 5.55% 9/25/35 (d)	861,881	862,655
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	567,168	568,815
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (d)	56,259	56,353
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	27,627	27,641
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	$ 63,040	$ 63,076
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	88,341	88,487
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (d)	158,793	159,275
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (d)	100,009	100,152
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (d)	502,369	503,493
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.1% 10/25/36 (d)	1,205,000	1,205,000
Class M8, 6.3% 10/25/36 (d)	525,000	514,148
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (d)	99,811	99,895
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.43% 10/11/41 (a)(d)	2,784,009	2,784,454
Class CB, 5.64% 10/11/41 (a)(d)	260,000	259,990
Class DB, 5.83% 10/11/41 (a)(d)	1,060,000	1,059,958
Granite Master Issuer PLC:
floater:
Series 2005-1 Class A3, 5.445% 12/21/24 (d)	700,000	700,171
Series 2005-2 Class C1, 5.875% 12/20/54 (d)	1,200,000	1,201,560
Series 2005-4:
Class C1, 5.805% 12/20/54 (d)	925,000	925,145
Class M2, 5.655% 12/20/54 (d)	1,830,000	1,830,858
Series 2006-3 Class C2, 5.86% 12/20/54 (d)	1,230,000	1,230,000
Series 2007-1:
Class 1C1, 5.6387% 12/20/54 (d)	555,000	554,980
Class 1M1, 5.4887% 12/20/54 (d)	500,000	499,982
Class 2B1, 5.4587% 12/20/54 (d)	535,000	534,980
Class 2C1, 5.7687% 12/20/54 (d)	295,000	294,989
Class 2M1, 5.5887% 12/20/54 (d)	645,000	644,976
Series 2006-4:
Class B1, 5.46% 12/20/54 (d)	1,250,000	1,249,938
Class C1, 5.75% 12/20/54 (d)	765,000	764,954
Class M1, 5.54% 12/20/54 (d)	330,000	329,980
Granite Mortgages PLC floater Series 2004-3:
Class 1B, 5.525% 9/20/44 (d)	22,562	22,563
Class 1C, 5.955% 9/20/44 (d)	104,350	104,378
Class 1M, 5.635% 9/20/44 (d)	11,281	11,282
GSAMP Trust floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (d)	818,230	820,478
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.63% 7/15/40 (a)(d)	$ 415,000	$ 414,988
Class 2A, 5.39% 7/15/40 (a)(d)	1,040,000	1,039,969
Class 2C, 5.71% 7/15/40 (a)(d)	975,000	974,971
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (d)	455,991	457,777
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1:
Class 2A3, 5.4867% 12/25/36 (d)	1,635,000	1,635,000
Class M1, 5.5667% 12/25/36 (d)	670,000	670,000
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (d)	401,406	401,771
Series 2004-6 Class 1A2, 5.71% 10/25/34 (d)	127,477	127,569
Series 2005-1:
Class M1, 5.81% 4/25/35 (d)	217,485	218,018
Class M2, 5.85% 4/25/35 (d)	384,605	385,493
Class M3, 5.88% 4/25/35 (d)	93,862	94,251
Class M4, 6.1% 4/25/35 (d)	57,233	57,447
Class M5, 6.12% 4/25/35 (d)	57,233	57,447
Class M6, 6.17% 4/25/35 (d)	89,283	89,554
Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	964,428	966,076
Series 2005-4 Class 1B1, 6.62% 5/25/35 (d)	407,537	407,601
Series 2005-7:
Class M1, 5.8% 11/25/35 (d)	170,355	170,522
Class M2, 5.84% 11/25/35 (d)	127,766	128,113
Class M3, 5.94% 11/25/35 (d)	638,830	640,710
Class M4, 5.98% 11/25/35 (d)	305,219	306,069
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	812,535	814,916
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (d)	2,402,434	2,402,434
Series 2006-GP1 Class A1, 5.41% 5/25/46 (d)	1,775,702	1,774,801
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (d)	58,942	59,076
Class 2A1, 5.7% 11/25/34 (d)	167,571	167,869
Class 2A2, 5.76% 11/25/34 (d)	36,891	36,968
Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	200,482	200,692
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2328% 8/25/17 (d)	472,353	477,072
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (d)	1,015,000	1,014,237
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (d)	$ 115,439	$ 115,990
Class 2A2, 5.87% 3/25/28 (d)	41,228	41,328
Series 2003-B Class A1, 5.66% 4/25/28 (d)	115,177	115,713
Series 2003-D Class A, 5.63% 8/25/28 (d)	533,871	534,704
Series 2003-E Class A2, 5.79% 10/25/28 (d)	187,342	187,488
Series 2003-F Class A2, 5.76% 10/25/28 (d)	204,016	204,249
Series 2004-A Class A2, 5.67% 4/25/29 (d)	274,854	274,818
Series 2004-B Class A2, 5.6388% 6/25/29 (d)	273,525	273,626
Series 2004-C Class A2, 5.67% 7/25/29 (d)	351,202	351,514
Series 2004-D Class A2, 5.82% 9/25/29 (d)	380,586	380,904
Series 2004-E Class A2D, 5.97% 11/25/29 (d)	392,445	393,749
Series 2004-G Class A2, 5.67% 11/25/29 (d)	158,834	158,867
Series 2005-A Class A2, 5.71% 2/25/30 (d)	443,053	443,540
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	441,185	441,548
Series 2003-G Class XA1, 1% 1/25/29 (f)	1,253,304	7,977
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (d)	391,763	391,971
Class A2, 5.77% 12/25/34 (d)	529,172	532,544
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,685,322	1,689,108
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (d)	920,000	919,804
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.0731% 6/10/42 (d)	1,145,000	1,148,670
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.4631% 6/10/11 (d)	3,750,000	3,750,750
Class C, 6.0031% 6/10/42 (d)	390,000	391,044
Series 3 Class C, 6.1531% 6/10/42 (d)	1,030,000	1,040,574
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.8% 6/10/42 (d)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.68% 6/10/42 (d)	1,685,000	1,686,307
Permanent Financing No. 8 PLC floater:
Series 3C, 5.87% 6/10/42 (d)	910,000	910,491
Series 8 Class 2C, 5.75% 6/10/42 (d)	1,435,000	1,435,880
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.76% 7/17/42 (d)	2,645,000	2,644,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.45% 9/25/46 (d)	2,754,901	2,754,901
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 181,457	$ 182,818
Series 2004-SL2 Class A1, 6.5% 10/25/16	65,196	66,012
Series 2005-AR5 Class 1A1, 4.8311% 9/19/35 (d)	498,602	498,539
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	96,746	97,215
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	1,193,697	5,173
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (d)	189,994	189,963
Series 2004-1 Class A, 5.6906% 2/20/34 (d)	141,427	141,476
Series 2004-10 Class A4, 5.7469% 11/20/34 (d)	405,962	406,902
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	664,946	665,869
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	518,607	518,779
Series 2004-5 Class A3, 5.65% 6/20/34 (d)	181,315	181,324
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (d)	210,735	211,059
Class A3B, 5.81% 7/20/34 (d)	421,469	421,789
Series 2004-7:
Class A3A, 5.775% 8/20/34 (d)	234,559	234,797
Class A3B, 6% 7/20/34 (d)	455,454	456,796
Series 2004-8 Class A2, 5.82% 9/20/34 (d)	663,899	664,645
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	378,330	379,307
Series 2005-2 Class A2, 5.7% 3/20/35 (d)	659,639	661,061
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.67% 9/25/36 (d)	640,000	624,000
Class M4, 5.72% 9/25/36 (d)	960,000	959,664
Class M7, 6.15% 9/25/36 (d)	330,000	328,763
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(d)	97,969	98,040
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(d)	1,155,000	776,045
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.34% 9/25/36 (d)	2,255,000	2,252,693
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (d)	1,723,124	1,728,237
Series 2005-3 Class A4, 5.59% 10/25/35 (d)	2,105,769	2,103,085
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR13 Class A1C1, 5.54% 10/25/45 (d)	$ 118,700	$ 118,717
Series 2005-AR17 Class A1C1, 5.51% 12/25/45 (d)	253,068	253,135
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (d)	22,978	22,983
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	115,838	115,318
Series 2006-AR11 Class C1B1, 5.59% 9/25/46 (d)	1,311,399	1,311,485
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	51,284	52,587
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6742% 8/25/34 (d)	749,543	745,523
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (d)	4,288,938	4,200,276
Series 2005-AR12 Class 2A1, 4.3203% 7/25/35 (d)	2,381,103	2,343,536
TOTAL PRIVATE SPONSOR		98,263,377
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (d)	91,094	91,559
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	315,845	315,040
Series 2003-24 Class PB, 4.5% 12/25/12	1,186,541	1,180,366
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	827,560	847,339
Series 2002-11 Class QF, 5.82% 3/25/32 (d)	124,504	125,738
Series 2002-36 Class FT, 5.82% 6/25/32 (d)	123,938	124,921
Series 2002-49 Class FB, 5.92% 11/18/31 (d)	1,297,621	1,315,458
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	282,178	290,498
Series 2002-64 Class FE, 5.67% 10/18/32 (d)	59,905	60,233
Series 2002-68 Class FH, 5.82% 10/18/32 (d)	2,437,897	2,461,991
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	80,933	81,495
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	578,039	595,069
Series 2003-11:
Class DF, 5.77% 2/25/33 (d)	61,712	62,093
Class EF, 5.77% 2/25/33 (d)	31,369	31,575
Series 2003-122 Class FL, 5.67% 7/25/29 (d)	459,614	461,902
Series 2004-33 Class FW, 5.72% 8/25/25 (d)	784,676	789,377
Series 2004-54 Class FE, 6.47% 2/25/33 (d)	508,219	509,778
Series 2005-72 Class FG, 5.57% 5/25/35 (d)	6,270,506	6,277,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 89,918	$ 89,704
Series 2002-52 Class PA, 6% 4/25/31	6,075	6,078
Series 2002-50 Class LE, 7% 12/25/29	20,979	20,998
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	64,349	176
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,265,166	1,284,253
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (d)	1,201,054	1,205,861
Series 2406:
Class FP, 6.3% 1/15/32 (d)	1,056,334	1,085,394
Class PF, 6.3% 12/15/31 (d)	1,037,488	1,065,975
Series 2410 Class PF, 6.3% 2/15/32 (d)	2,850,475	2,920,500
Series 2448 Class FT, 6.32% 3/15/32 (d)	1,295,216	1,327,785
Series 2526 Class FC, 5.72% 11/15/32 (d)	17,481	17,595
Series 2538 Class FB, 5.72% 12/15/32 (d)	155,018	156,111
Series 2551 Class FH, 5.77% 1/15/33 (d)	55,894	56,279
Series 2553 Class FB, 5.82% 3/15/29 (d)	2,498,814	2,512,807
Series 2577 Class FW, 5.82% 1/15/30 (d)	1,690,370	1,700,759
Series 2650 Class FV, 5.72% 12/15/32 (d)	1,575,963	1,587,295
Series 2861 Class JF, 5.62% 4/15/17 (d)	729,108	732,270
Series 2994 Class FB, 5.47% 6/15/20 (d)	607,396	606,800
Series 3066 Class HF, 0% 1/15/34 (d)	60,232	57,215
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	375,605	374,720
Series 2614 Class IC, 4.5% 12/15/10 (f)	273,991	1,282
Series 2676 Class KN, 3% 12/15/13	585,647	581,162
Series 2683 Class UH, 3% 3/15/19	195,011	194,594
Series 2776 Class UJ, 4.5% 5/15/20 (f)	228,436	4,062
Series 2828 Class JA, 4.5% 1/15/10	304,112	303,334
Series 1803 Class A, 6% 12/15/08	238,308	238,538
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (d)	$ 94,066	$ 94,633
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	148,445	148,954
TOTAL U.S. GOVERNMENT AGENCY		33,996,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,553,894)		132,260,316
Commercial Mortgage Securities - 6.0%

Banc of America Large Loan Trust floater Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(d)	170,000	170,024
Class F, 5.63% 10/15/19 (a)(d)	170,000	170,024
Class G, 5.65% 10/15/19 (a)(d)	125,000	125,019
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (a)(d)	70,000	70,060
Class J, 7.27% 11/15/15 (a)(d)	95,000	95,042
Class K, 7.92% 11/15/15 (a)(d)	90,000	89,938
Series 2005-BBA6:
Class B, 5.53% 1/15/19 (a)(d)	390,000	390,103
Class C, 5.57% 1/15/19 (a)(d)	400,000	400,106
Class D, 5.62% 1/15/19 (a)(d)	390,000	390,103
Class E, 5.66% 1/15/19 (a)(d)	245,000	245,058
Class F, 5.71% 1/15/19 (a)(d)	165,000	165,039
Class G, 5.74% 1/15/19 (a)(d)	125,000	125,033
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(d)	860,000	860,962
Class G, 6.2% 7/14/20 (a)(d)	585,000	585,654
Class H, 6.42% 7/14/20 (a)(d)	720,000	720,803
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(d)	475,000	475,339
Class C, 5.63% 3/15/22 (a)(d)	200,000	200,168
Class D, 5.68% 3/15/22 (a)(d)	205,000	205,198
Class E, 5.72% 3/15/22 (a)(d)	390,000	390,391
Class F, 5.79% 3/15/22 (a)(d)	200,000	200,200
Class G, 5.85% 3/15/22 (a)(d)	130,000	130,130
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(d)	$ 440,000	$ 440,489
Class J, 6.09% 2/9/21 (a)(d)	320,000	320,355
Class K, 6.32% 2/9/21 (a)(d)	880,000	880,971
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(d)(f)	44,830,000	13,449
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	938,219	938,344
Class B, 6.28% 7/14/11 (a)(d)	467,860	467,597
Class C, 6.43% 7/14/11 (a)(d)	936,970	937,094
Class D, 7.061% 7/14/11 (a)(d)	544,559	545,126
Bayview Commercial Asset Trust:
floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(d)	171,323	171,457
Series 2003-2 Class A, 5.9% 12/25/33 (a)(d)	515,248	516,697
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	338,461	338,937
Class B, 7.22% 4/25/34 (a)(d)	56,410	56,833
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(d)	416,695	417,867
Class M1, 5.9% 8/25/34 (a)(d)	133,473	134,015
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	601,745	602,967
Class A2, 5.74% 1/25/35 (a)(d)	70,794	70,937
Class M1, 5.82% 1/25/35 (a)(d)	106,190	106,506
Class M2, 6.32% 1/25/35 (a)(d)	70,794	71,380
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(d)	159,213	159,056
Class M2, 5.8% 8/25/35 (a)(d)	266,789	267,570
Class M3, 5.82% 8/25/35 (a)(d)	146,303	146,732
Class M4, 5.93% 8/25/35 (a)(d)	133,394	134,634
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(d)	733,256	734,665
Class M1, 5.76% 11/25/35 (a)(d)	104,751	105,376
Class M2, 5.81% 11/25/35 (a)(d)	144,032	145,251
Class M3, 5.83% 11/25/35 (a)(d)	130,939	132,045
Class M4, 5.92% 11/25/35 (a)(d)	161,491	161,888
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(d)	1,014,822	1,018,152
Class B1, 6.72% 1/25/36 (a)(d)	92,257	92,776
Class M1, 5.77% 1/25/36 (a)(d)	369,026	370,641
Class M2, 5.79% 1/25/36 (a)(d)	92,257	92,660
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 5.82% 1/25/36 (a)(d)	$ 184,513	$ 185,378
Class M4, 5.93% 1/25/36 (a)(d)	92,257	92,776
Class M5, 5.97% 1/25/36 (a)(d)	92,257	92,776
Class M6, 6.02% 1/25/36 (a)(d)	92,257	92,732
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(d)	1,643,264	1,644,804
Class A2, 5.6% 7/25/36 (a)(d)	276,955	276,955
Class B1, 6.19% 7/25/36 (a)(d)	101,550	101,550
Class B3, 8.02% 7/25/36 (a)(d)	166,173	166,173
Class M1, 5.63% 7/25/36 (a)(d)	290,802	290,802
Class M2, 5.65% 7/25/36 (a)(d)	207,716	207,716
Class M3, 5.67% 7/25/36 (a)(d)	161,557	161,557
Class M4, 5.74% 7/25/36 (a)(d)	110,782	110,782
Class M5, 5.79% 7/25/36 (a)(d)	133,861	133,861
Class M6, 5.86% 7/25/36 (a)(d)	212,332	212,332
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(d)	1,273,900	1,279,871
Class B1, 6.12% 10/25/36 (a)(d)	150,729	149,339
Class B2, 6.67% 10/25/36 (a)(d)	97,244	96,196
Class B3, 7.92% 10/25/36 (a)(d)	175,040	172,004
Class M4, 5.75% 10/25/36 (a)(d)	150,729	151,388
Class M5, 5.8% 10/25/36 (a)(d)	189,626	190,545
Class M6, 5.88% 10/25/36 (a)(d)	374,390	376,438
Series 2007-1:
Class A2, 5.61% 3/25/37 (a)(d)	355,000	355,000
Class B1, 5.88% 3/25/37 (a)(d)	115,000	115,000
Class B2, 6.67% 3/25/37 (a)(d)	80,000	80,000
Class B3, 9.07% 3/25/37 (a)(d)	235,000	235,000
Class M1, 5.63% 3/25/37 (a)(d)	95,000	95,000
Class M2, 5.65% 3/25/37 (a)(d)	70,000	70,000
Class M3, 5.68% 3/27/37 (a)(d)	65,000	65,000
Class M4, 5.76% 3/25/37 (a)(d)	50,000	50,000
Class M5, 5.8% 3/25/37 (a)(d)	80,000	80,000
Class M6, 5.88% 3/25/37 (a)(d)	110,000	110,000
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.02% 6/15/17 (a)(d)	960,000	960,175
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(d)	1,000,000	1,003,884
Class H, 7.57% 11/15/14 (a)(d)	150,000	150,360
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.77% 7/15/16 (a)(d)	$ 2,369	$ 2,370
Class D, 5.87% 7/15/16 (a)(d)	5,232	5,235
Class E, 6.07% 7/15/16 (a)(d)	3,619	3,623
Class F, 6.12% 7/15/16 (a)(d)	20,242	20,266
Class H, 6.62% 7/15/16 (a)(d)	59,392	59,496
Class J, 6.77% 7/15/16 (a)(d)	22,295	22,345
Class K, 7.67% 7/15/16 (a)(d)	1,340,087	1,344,420
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	1,005,000	1,005,007
Class C, 5.59% 4/15/17 (a)(d)	425,000	425,000
Class D, 5.63% 4/15/17 (a)(d)	345,000	345,027
Class E, 5.69% 4/15/17 (a)(d)	260,000	260,013
Class F, 5.73% 4/15/17 (a)(d)	145,000	145,003
Class G, 5.87% 4/15/17 (a)(d)	145,000	145,004
Class H, 5.94% 4/15/17 (a)(d)	145,000	145,015
Class J, 6.17% 4/15/17 (a)(d)	50,000	50,007
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	290,664	290,744
Class C, 5.62% 11/15/17 (a)(d)	581,328	581,548
Class D, 5.66% 11/15/17 (a)(d)	100,763	100,830
Class E, 5.71% 11/15/17 (a)(d)	155,021	155,112
Class F, 5.77% 11/15/17 (a)(d)	139,519	139,596
Class G, 5.82% 11/15/17 (a)(d)	220,905	221,019
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (a)(d)	1,135,000	1,138,713
Commercial Mortgage Trust Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(d)	1,815,000	1,815,000
Class B, 5.54% 11/5/21 (a)(d)	670,000	670,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 5.49% 11/15/36 (a)(d)	540,000	540,464
CS First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(d)	2,165,000	2,165,002
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(d)	2,261,966	2,262,989
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(d)	300,000	300,069
Class E, 5.65% 4/15/21 (a)(d)	300,000	300,122
Class G, 5.74% 4/15/21 (a)(d)	300,000	300,193
Class H, 6.05% 4/15/21 (a)(d)	300,000	300,139
Class J, 6.12% 4/15/21 (a)(d)	200,000	200,046
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CSMC Commercial Mortgage Trust floater Series 2006-TFLA: - continued
Class K, 6.52% 4/15/21 (a)(d)	$ 1,005,000	$ 1,005,229
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(d)	180,000	180,000
6.57% 10/5/20 (a)(d)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(d)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(d)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(d)	145,000	145,000
Class D, 5.6% 6/6/20 (a)(d)	1,400,000	1,400,000
Class E, 5.69% 6/6/20 (a)(d)	800,000	800,000
Class F, 5.76% 6/6/20 (a)(d)	575,000	575,180
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7219% 10/3/15 (a)(d)	3,000,000	3,020,159
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,535,000	1,535,000
Class B, 5.49% 11/15/18 (a)(d)	534,911	534,911
Class C, 5.53% 11/15/18 (a)(d)	379,937	379,937
Class D, 5.55% 11/15/18 (a)(d)	134,977	134,978
Class E, 5.6% 11/15/18 (a)(d)	199,967	199,967
Class F, 5.65% 11/15/18 (a)(d)	299,950	299,950
Class G, 5.68% 11/15/18 (a)(d)	259,957	259,957
Class H, 5.82% 11/15/18 (a)(d)	199,967	199,967
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(d)	435,000	435,425
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.0034% 11/15/10 (a)(d)(f)	417,400,000	244,638
Morgan Stanley Capital I, Inc.:
floater:
Series 2005-XLF:
Class B, 5.53% 8/15/19 (a)(d)	935,000	935,392
Class C, 5.56% 8/15/19 (a)(d)	75,000	75,026
Class D, 5.58% 8/15/19 (a)(d)	270,000	270,094
Class E, 5.6% 8/15/19 (a)(d)	245,000	245,085
Class F, 5.64% 8/15/19 (a)(d)	170,000	170,059
Class G, 5.69% 8/15/19 (a)(d)	120,000	120,042
Class H, 5.71% 8/15/19 (a)(d)	100,000	100,035
Class J, 5.78% 8/15/19 (a)(d)	75,000	75,021
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.: - continued
floater:
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(d)	$ 570,000	$ 569,996
Class D, 5.57% 7/15/19 (a)(d)	1,195,000	1,194,994
Class E, 5.61% 7/15/19 (a)(d)	1,450,000	1,449,992
Class F, 5.64% 7/15/19 (a)(d)	535,000	534,997
Class G, 5.68% 7/15/19 (a)(d)	385,000	385,829
Series 2005-XLF Class K, 5.97% 8/15/19 (a)(d)	420,000	420,584
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(d)	332,557	333,180
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(d)	63,668	63,682
Class B, 5.62% 10/15/17 (a)(d)	200,000	200,047
Class D, 5.75% 10/15/17 (a)(d)	400,000	400,109
Series 2006-WL7A:
Class F, 5.66% 8/11/18 (a)(d)	1,235,000	1,234,624
Class G, 5.68% 8/11/18 (a)(d)	1,170,000	1,169,469
Class J, 5.92% 8/11/18 (a)(d)	260,000	259,839
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,341,119)		64,355,066
Certificates of Deposit - 2.7%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,998,907
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,998,907
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,998,920
Natexis Banques Populaires NY CD yankee 5.4% 12/18/07	5,000,000	4,999,674
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,999,066
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,998,897
Societe Generale euro 5.05% 2/21/07	4,000,000	3,998,924
TOTAL CERTIFICATES OF DEPOSIT (Cost $28,999,948)		28,993,295
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.52% 4/12/07 (Cost $1,978,227)	2,000,000	1,979,661
Fixed-Income Funds - 26.3%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (e) (Cost $280,066,426)	2,817,310	$ 280,181,519
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) # (Cost $93,307,000)	$ 93,320,702	93,307,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,075,341,950)		1,075,064,047
NET OTHER ASSETS - (0.8)%		(9,010,264)
NET ASSETS - 100%		$ 1,066,053,783
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	March 2007	$ 111,482,975	$ (163,127)
113 Eurodollar 90 Day Index Contracts	June 2007	111,490,038	(19,490)
113 Eurodollar 90 Day Index Contracts	Sept. 2007	111,515,463	43,940
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,540,888	(122,390)
TOTAL EURODOLLAR CONTRACTS			$ (261,067)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	March 2008	4,936,125	8,155
4 Eurodollar 90 Day Index Contracts	June 2008	3,949,250	6,809
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,962,125	4,763
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,974,775	2,367
1 Eurodollar 90 Day Index Contracts	March 2009	987,388	1,134
TOTAL EURODOLLAR CONTRACTS			23,228
			$ (237,839)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006, Class HE5, 7.32% 8/25/37

	August 2037	$ 600,000	$ (7,570)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(1,433)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Dec. 2035	600,000	(1,638)
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by ..8%	June 2007	1,000,000	(3,392)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(38,169)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	271,487	(2,176)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	141,823	(586)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 845,000	$ (26,208)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(4,944)
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	914
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	1,650,000	873
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,000,000	1,061
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	3,806
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	2,779
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	11,868
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	$ 1,750,000	$ 22,392
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	2,524
TOTAL CREDIT DEFAULT SWAPS		17,703,310	(39,899)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	5,655,000	2,205
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	4,000,000	1,593
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	8,900,000	3,619
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	July 2007	$ 3,000,000	$ 1,195
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	4,000,000	1,354
TOTAL TOTAL RETURN SWAPS		25,555,000	9,966
		$ 43,258,310	$ (29,933)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,171,253 or 13.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $345,777.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$93,307,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 5,948,456
Banc of America Securities LLC	21,131,336
Bank of America, NA	5,287,516
Barclays Capital, Inc.	23,793,821
Citigroup Global Markets, Inc.	1,321,879
Countrywide Securities Corp.	17,184,427
Greenwich Capital Markets, Inc.	133,259
HSBC Securities (USA), Inc.	2,643,758
Societe Generale, New York Branch	2,643,758
UBS Securities LLC	10,575,032
WestLB AG	2,643,758
$ 93,307,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 6,905,152
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 7,500,012	$ 280,181,519	2.2%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
United Kingdom	9.4%
France	1.2%
Others (individually less than 1%)	4.2%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,917,431 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $93,307,000) - See accompanying schedule: Unaffiliated issuers (cost $795,275,524)	$ 794,882,528
Fidelity Central Funds (cost $280,066,426)	280,181,519
Total Investments (cost $1,075,341,950)		$ 1,075,064,047
Cash		225,637
Receivable for investments sold		181,981
Receivable for swap agreements		21,924
Receivable for fund shares sold		2,468,741
Interest receivable		4,779,839
Receivable for daily variation on futures contracts		19,200
Other receivables		2,781
Total assets		1,082,764,150

Liabilities
Payable for investments purchased Regular delivery	$ 7,675,207
Delayed delivery	6,810,000
Payable for fund shares redeemed	1,387,490
Distributions payable	410,282
Swap agreements, at value	29,933
Accrued management fee	279,123
Distribution fees payable	1,821
Other affiliated payables	116,511
Total liabilities		16,710,367

Net Assets		$ 1,066,053,783
Net Assets consist of:
Paid in capital		$ 1,068,982,068
Distributions in excess of net investment income		(128,852)
Accumulated undistributed net realized gain (loss) on investments		(2,253,758)
Net unrealized appreciation (depreciation) on investments		(545,675)
Net Assets		$ 1,066,053,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,324,906 ÷ 1,130,919 shares)	$ 10.01

Maximum offering price per share (100/98.50 of $10.01)	$ 10.16
Class T: Net Asset Value and redemption price per share ($3,548,457 ÷ 354,390 shares)	$ 10.01

Maximum offering price per share (100/98.50 of $10.01)	$ 10.16
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($1,044,841,299 ÷ 104,359,468 shares)	$ 10.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,339,121 ÷ 633,305 shares)	$ 10.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 19,445,236
Income from Fidelity Central Funds		6,905,152
Total income		26,350,388

Expenses
Management fee	$ 1,490,289
Transfer agent fees	472,421
Distribution fees	8,310
Fund wide operations fee	143,339
Independent trustees' compensation	1,546
Miscellaneous	1,145
Total expenses before reductions	2,117,050
Expense reductions	(9,530)	2,107,520
Net investment income		24,242,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,961)
Fidelity Central Funds	35,259
Futures contracts	(524,339)
Swap agreements	76,617
Total net realized gain (loss)		(466,424)
Change in net unrealized appreciation (depreciation) on: Investment securities	(340,241)
Futures contracts	376,760
Swap agreements	(82,002)
Total change in net unrealized appreciation (depreciation)		(45,483)
Net gain (loss)		(511,907)
Net increase (decrease) in net assets resulting from operations		$ 23,730,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,242,868	$ 38,252,086
Net realized gain (loss)	(466,424)	(1,106,422)
Change in net unrealized appreciation (depreciation)	(45,483)	76,542
Net increase (decrease) in net assets resulting from operations	23,730,961	37,222,206
Distributions to shareholders from net investment income	(24,478,659)	(38,283,502)
Share transactions - net increase (decrease)	205,289,573	(51,227,531)
Redemption fees	18,665	28,307
Total increase (decrease) in net assets	204,560,540	(52,260,520)

Net Assets
Beginning of period	861,493,243	913,753,763
End of period (including distributions in excess of net investment income of $128,852 and undistributed net investment income of $106,939, respectively)	$ 1,066,053,783	$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.245	.400	.223	.013
Net realized and unrealized gain (loss)	(.005)	(.009)	(.026)	.011
Total from investment operations	.240	.391	.197	.024
Distributions from net investment income	(.250)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.250)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.42%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.68% A	.70%	.70%	.70%A
Expenses net of all reductions	.67% A	.70%	.70%	.70%A
Net investment income	4.91% A	4.00%	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,325	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.248	.404	.222	.013
Net realized and unrealized gain (loss)	(.008)	(.011)	(.025)	.010
Total from investment operations	.240	.393	.197	.023
Distributions from net investment income	(.250)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.250)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.42%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68% A	.68%	.70%	.70%A
Expenses net of all reductions	.68% A	.68%	.70%	.70% A
Net investment income	4.91% A	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,548	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.259	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.007)	(.011)	(.026)	.029	.052
Total from investment operations	.252	.416	.215	.151	.189
Distributions from net investment income	(.262)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	(.003)	-	-
Total distributions	(.262)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	- I	.001	.004
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	2.54%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45% A	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.44% A	.45%	.53%	.55%	.55% A
Net investment income	5.14% A	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,044,841	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	25% A	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.256	.420	.240	.015
Net realized and unrealized gain (loss)	(.005)	(.008)	(.026)	.010
Total from investment operations	.251	.412	.214	.025
Distributions from net investment income	(.261)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.261)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	2.53%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48% A	.49%	.55%	.55% A
Expenses net of all reductions	.47% A	.49%	.55%	.55% A
Net investment income	5.11% A	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,339	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,087,278
Unrealized depreciation	(1,323,923)
Net unrealized appreciation (depreciation)	$ (236,645)

Cost for federal income tax purposes	$ 1,075,300,692

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities and U.S. government securities, aggregated $223,457,364 and $95,763,255, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,870	$ 1,871
Class T	0%	.15%	3,440	74
			$ 8,310	$ 1,945

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,582
Class T	437
$ 5,019

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,906.18
Class T	4,259.19
Ultra-Short Bond	459,827.10
Institutional Class	2,429.13
	$ 472,421

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,145 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8,049. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 1,481

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 160,872	$ 126,997
Class T	114,168	141,086
Ultra-Short Bond	24,107,629	37,977,353
Institutional Class	95,990	38,066
Total	$ 24,478,659	$ 38,283,502

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	823,784	574,958	$ 8,254,904	$ 5,763,274
Reinvestment of distributions	13,991	10,043	140,202	100,637
Shares redeemed	(161,172)	(385,505)	(1,615,610)	(3,863,258)
Net increase (decrease)	676,603	199,496	$ 6,779,496	$ 2,000,653
Class T
Shares sold	120,540	357,260	$ 1,207,788	$ 3,579,216
Reinvestment of distributions	10,642	13,205	106,670	132,333
Shares redeemed	(238,158)	(312,176)	(2,386,815)	(3,129,874)
Net increase (decrease)	(106,976)	58,289	$ (1,072,357)	$ 581,675

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Ultra-Short Bond
Shares sold	37,533,539	39,226,057	$ 376,063,239	$ 393,000,678
Reinvestment of distributions	2,163,960	3,400,651	21,678,320	34,072,273
Shares redeemed	(20,212,819)	(48,147,604)	(202,514,855)	(482,361,462)
Net increase (decrease)	19,484,680	(5,520,896)	$ 195,226,704	$ (55,288,511)
Institutional Class
Shares sold	505,816	190,577	$ 5,066,354	$ 1,908,425
Reinvestment of distributions	1,906	756	19,086	7,577
Shares redeemed	(72,845)	(43,621)	(729,710)	(437,350)
Net increase (decrease)	434,877	147,712	$ 4,355,730	$ 1,478,652

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-USAN-0307
1.804590.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Ultra-Short Bond

Fund - Institutional Class

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,024.20	$ 3.47
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Class T
Actual	$ 1,000.00	$ 1,024.20	$ 3.47
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,025.40	$ 2.30
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,025.30	$ 2.45
Hypothetical A	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.68%
Class T	.68%
Ultra-Short Bond	.45%
Institutional Class	.48%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investment in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of January 31, 2007*	As of July 31, 2006**
U.S.Government and U.S.Government Agency Obligations 9.9%	U.S.Government and U.S.Government Agency Obligations 14.2%
AAA 25.6%	AAA 25.9%
AA 11.4%	AA 11.5%
A 12.0%	A 13.0%
BBB 19.0%	BBB 16.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 4.2%	Not Rated 4.8%
Short-Term Investments and Net Other Assets 17.3%	Short-Term Investments and Net Other Assets 13.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2007
6 months ago
Years	1.7	1.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2007
6 months ago
Years	0.3	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Corporate Bonds 14.9%		Corporate Bonds 10.6%
	U.S. Government and U.S. Government Agency Obligations 9.9%		U.S. Government and U.S. Government Agency Obligations 14.2%
	Asset-Backed Securities 37.3%		Asset-Backed Securities 39.0%
	CMOs and Other Mortgage Related Securities 20.6%		CMOs and Other Mortgage Related Securities 23.1%
	Short-Term Investments and Net Other Assets 17.3%		Short-Term Investments and Net Other Assets 13.1%
* Foreign investments	14.8%	** Foreign investments	14.9%
* Futures and Swaps	15.7%	** Futures and Swaps	18.0%

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.79% 3/13/09 (d)	$ 1,800,000	$ 1,803,415
5.8331% 9/10/07 (d)	1,230,000	1,232,426
		3,035,841
Media - 1.3%
AOL Time Warner, Inc. 6.15% 5/1/07	2,480,000	2,483,202
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,159,461
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (d)	2,330,000	2,339,087
5.6238% 8/15/07 (a)(d)	4,000,000	4,000,268
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,027,568
Viacom, Inc. 5.7106% 6/16/09 (d)	2,000,000	2,006,792
		14,016,378
TOTAL CONSUMER DISCRETIONARY		17,052,219
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.5656% 9/5/08 (d)	2,400,000	2,401,908
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	825,281
5.76% 9/15/09 (d)	2,200,000	2,205,531
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,293,049
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,639,696
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,280
		8,577,837
TOTAL ENERGY		10,979,745
FINANCIALS - 5.2%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.55% 2/1/12 (d)	745,000	745,318
Lehman Brothers Holdings E-Capital Trust I 6.155% 8/19/65 (d)	1,205,000	1,215,839
Merrill Lynch & Co., Inc. 5.4644% 8/14/09 (d)	2,065,000	2,066,080
Royal Bank of Scotland PLC 5.66% 7/24/14 (d)	2,590,000	2,601,396
		6,628,633
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 0.8%
Barclays Bank PLC 5.57% 5/25/15 (d)	$ 825,000	$ 825,573
HBOS plc 5.6431% 2/6/14 (d)	305,000	305,813
HSBC Holdings PLC 5.56% 10/6/16 (d)	500,000	501,121
ING Bank NV 5.61% 10/14/14 (d)	440,000	441,364
PNC Funding Corp. 5.5% 1/31/12 (d)	2,400,000	2,398,949
Santander Issuances SA Unipersonal 5.725% 6/20/16 (a)(d)	1,500,000	1,501,040
Wells Fargo & Co. 5.3931% 3/10/08 (d)	2,300,000	2,301,760
		8,275,620
Consumer Finance - 1.1%
Capital One Financial Corp. 5.6331% 9/10/09 (d)	2,260,000	2,270,434
General Electric Capital Corp. 5.4344% 5/10/10 (d)	2,845,000	2,848,536
MBNA Capital I 8.278% 12/1/26	810,000	843,526
MBNA Europe Funding PLC 5.45% 9/7/07 (a)(d)	2,720,000	2,721,550
SLM Corp. 5.52% 7/26/10 (d)	2,770,000	2,770,909
		11,454,955
Diversified Financial Services - 0.3%
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,695,481
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (a)	1,800,000	1,792,755
		3,488,236
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(d)	1,745,000	1,744,984
Real Estate Investment Trusts - 0.9%
Colonial Properties Trust 7% 7/14/07	3,801,000	3,825,722
iStar Financial, Inc. 5.9106% 3/16/09 (d)	2,505,000	2,524,088
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,442,123
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,324,685
		10,116,618
Real Estate Management & Development - 0.3%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	880,000	886,328
Realogy Corp. 6.06% 10/20/09 (a)(d)	1,830,000	1,831,050
		2,717,378
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.52% 4/11/07 (d)	1,575,000	1,575,461
Residential Capital Corp.:
6.7388% 6/29/07 (d)	1,995,000	2,003,168
7.19% 4/17/09 (a)(d)	1,585,000	1,586,981
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.4613% 5/1/09 (d)	$ 3,000,000	$ 3,000,945
Washington Mutual, Inc. 5.51% 8/24/09 (d)	2,250,000	2,252,007
		10,418,562
TOTAL FINANCIALS		54,844,986
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
British Aerospace Finance, Inc. 7% 7/1/07 (a)	350,000	351,736
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,688,362
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 5.4638% 5/15/08 (d)	3,000,000	3,001,926
BellSouth Corp. 5.4738% 8/15/08 (d)	2,000,000	2,001,446
Deutsche Telekom International Finance BV 5.5456% 3/23/09 (d)	1,725,000	1,727,881
Telecom Italia Capital SA 5.97% 7/18/11 (d)	3,000,000	3,003,099
Telefonica Emisiones SAU 5.665% 6/19/09 (d)	4,775,000	4,781,680
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,574,446
TELUS Corp. yankee 7.5% 6/1/07	3,305,000	3,323,039
		19,413,517
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 5.4656% 6/27/08 (a)(d)	1,506,000	1,504,946
Vodafone Group PLC 5.4238% 6/29/07 (d)	2,260,000	2,260,104
		3,765,050
TOTAL TELECOMMUNICATION SERVICES		23,178,567
UTILITIES - 0.9%
Electric Utilities - 0.3%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,104,400
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,708,848
		3,813,248
Gas Utilities - 0.1%
NiSource Finance Corp. 5.94% 11/23/09 (d)	845,000	845,478
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	$ 910,000	$ 910,911
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.6625% 9/28/07 (d)	2,470,000	2,470,953
Sempra Energy 4.75% 5/15/09	2,000,000	1,972,370
		4,443,323
TOTAL UTILITIES		10,012,960
TOTAL NONCONVERTIBLE BONDS (Cost $118,128,109)		118,108,575
U.S. Government Agency Obligations - 4.3%

Fannie Mae 0% 4/27/07 (c) (Cost $45,449,711)	46,000,000	45,444,993
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.3%
4.284% 10/1/33 (d)	44,347	44,086
4.289% 10/1/34 (d)	51,401	51,746
4.305% 3/1/33 (d)	119,866	119,748
4.317% 6/1/33 (d)	58,290	58,048
4.515% 10/1/35 (d)	88,557	88,307
4.549% 9/1/34 (d)	355,295	357,977
4.587% 8/1/34 (d)	115,696	116,303
4.621% 3/1/35 (d)	43,275	43,269
4.633% 1/1/33 (d)	70,956	71,093
4.66% 9/1/34 (d)	40,733	41,052
4.704% 10/1/32 (d)	17,110	17,187
4.711% 2/1/33 (d)	20,185	20,358
4.746% 5/1/33 (d)	9,006	9,030
4.761% 10/1/32 (d)	29,354	29,656
4.775% 1/1/35 (d)	10,546	10,589
4.804% 8/1/34 (d)	95,574	96,176
4.895% 10/1/35 (d)	230,412	230,909
4.988% 2/1/35 (d)	37,484	37,410
4.99% 12/1/32 (d)	11,090	11,102
5.058% 11/1/34 (d)	21,616	21,672
5.064% 7/1/34 (d)	46,805	46,787
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.155% 9/1/35 (d)	$ 3,200,271	$ 3,190,983
5.176% 8/1/33 (d)	139,866	140,306
5.267% 11/1/36 (d)	395,192	397,081
5.285% 7/1/35 (d)	53,426	53,689
5.409% 2/1/36 (d)	161,321	162,405
5.5% 11/1/16 to 2/1/19	3,632,880	3,628,583
5.542% 11/1/36 (d)	807,075	812,411
5.838% 3/1/36 (d)	1,265,780	1,278,439
6.5% 7/1/16 to 3/1/35	2,007,430	2,053,071
7% 8/1/17 to 5/1/32	1,103,500	1,132,417
TOTAL FANNIE MAE		14,371,890
Freddie Mac - 0.0%
4.772% 3/1/33 (d)	52,632	53,040
4.782% 10/1/32 (d)	21,413	21,555
5.685% 4/1/32 (d)	20,440	20,795
TOTAL FREDDIE MAC		95,390
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,621,964)		14,467,280
Asset-Backed Securities - 27.8%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	305,010	306,035
Series 2004-3 Class 2A4, 5.67% 10/25/34 (d)	3,662	3,663
Series 2004-4 Class A2D, 5.67% 1/25/35 (d)	134,080	134,530
Series 2005-1 Class M1, 5.79% 4/25/35 (d)	1,545,000	1,551,780
Series 2007-1 Class A3, 5.45% 2/25/37 (d)	1,000,000	1,000,000
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (d)	151,473	151,592
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (d)	113,099	113,435
Class M2, 7.02% 11/25/33 (d)	75,000	75,563
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (d)	48,890	49,094
Class M2, 7.07% 6/25/33 (d)	50,000	50,535
Series 2003-NC1 Class M1, 6.1% 7/25/33 (d)	100,000	100,489
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	$ 150,000	$ 150,301
Class M2, 6.42% 2/25/34 (d)	175,000	176,447
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (d)	250,000	251,036
Class M3, 5.8% 4/25/35 (d)	145,000	145,873
Class M4, 5.96% 4/25/35 (d)	185,000	186,148
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (d)	606,390	606,744
Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	117,243	117,424
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (d)	995,000	995,858
Class M1, 5.62% 5/25/36 (d)	915,000	916,784
Class M2, 5.64% 5/25/36 (d)	305,000	305,442
Class M3, 5.66% 5/25/36 (d)	240,000	240,420
Class M4, 5.72% 5/25/36 (d)	200,000	200,342
Class M5, 5.76% 5/25/36 (d)	295,000	295,698
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (d)	1,000,000	1,000,000
Class M1, 5.58% 1/25/37 (d)	755,000	755,000
Advanta Business Card Master Trust Series 2006-C1 Class C1, 5.8% 10/20/14 (d)	770,000	769,995
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(d)	1,200,000	1,200,354
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (d)	410,000	411,525
Series 2004-5 Class B, 5.57% 4/16/12 (d)	2,150,000	2,150,666
Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	591,770	592,658
Series 2005-1 Class A, 5.35% 10/15/12 (d)	2,185,000	2,184,281
Series 2005-6 Class C, 5.57% 3/15/11 (a)(d)	2,680,000	2,682,760
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.79% 11/6/09 (d)	220,255	220,340
Series 2003-BX Class A4B, 5.79% 1/6/10 (d)	57,304	57,323
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,478,658
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	1,999,586
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.2% 10/25/36 (d)	705,000	697,482
Class M9, 7.35% 10/25/36 (d)	450,000	424,418
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.22% 2/25/33 (d)	474,619	474,843
Series 2003-AR1 Class M1, 6.47% 1/25/33 (d)	89,310	89,387
Series 2004-R11 Class M1, 5.98% 11/25/34 (d)	560,000	563,280
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	$ 85,000	$ 84,999
Class M2, 5.8% 4/25/34 (d)	75,000	75,000
Series 2004-R8 Class M9, 8.07% 9/25/34 (d)	1,525,000	1,523,443
Series 2004-R9 Class M2, 5.97% 10/25/34 (d)	720,000	724,277
Series 2005-R1:
Class M1, 5.77% 3/25/35 (d)	770,000	772,067
Class M2, 5.8% 3/25/35 (d)	260,000	260,985
Series 2005-R2 Class M1, 5.77% 4/25/35 (d)	1,700,000	1,706,732
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	29,202	29,244
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(d)	1,500,000	1,501,489
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(d)	800,000	800,944
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.9862% 9/25/33 (d)	800,000	808,710
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,420,000	1,422,494
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	305,000	306,856
Class M2, 5.92% 5/25/34 (d)	250,000	251,549
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (d)	1,200,000	1,200,657
Class M2, 5.64% 5/25/36 (d)	1,265,000	1,265,439
Class M3, 5.66% 5/25/36 (d)	1,010,000	1,010,344
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (d)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (d)	230,000	232,773
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (d)	780,000	780,173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.22% 4/15/33 (d)	1,165,025	1,165,533
Series 2003-HE6 Class M1, 5.97% 11/25/33 (d)	215,000	216,298
Series 2004-HE6 Class A2, 5.68% 6/25/34 (d)	461,143	462,371
Series 2005-HE1 Class M1, 5.82% 3/25/35 (d)	540,000	542,826
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (d)	1,105,000	1,110,664
Class M2, 5.82% 3/25/35 (d)	275,000	276,922
Series 2005-HE3 Class A4, 5.52% 4/25/35 (d)	798,506	798,732
Series 2007-HE1 Class A4, 5.46% 12/25/36 (b)(d)	1,000,000	1,000,000
Bank of America Credit Card Trust Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	1,500,000	1,499,063
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7% 12/15/09 (d)	$ 465,000	$ 465,268
Series 2002-C1 Class C1, 6.28% 12/15/09 (d)	675,000	675,988
Series 2003-C4 Class C4, 6.35% 2/15/11 (d)	2,010,000	2,032,329
Series 2004-C1 Class C1, 5.82% 11/15/11 (d)	25,000	25,147
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (d)	464,190	464,758
Bayview Financial Asset Trust Series 2003-F Class A, 6.07% 9/28/43 (d)	120,863	120,904
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	214,614	214,800
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (d)	653,309	653,410
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (d)	390,000	387,894
Class M3, 6.37% 9/25/34 (d)	265,000	270,490
Class M4, 6.52% 9/25/34 (d)	225,000	229,610
Series 2004-HE9 Class M2, 6.52% 11/25/34 (d)	490,000	495,415
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (d)	905,000	909,441
Class M2, 6.07% 2/25/35 (d)	330,000	332,565
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3756% 12/26/24 (d)	2,730,410	2,730,303
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (b)(d)	215,000	215,000
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (d)	850,000	853,920
Series 2006-SN1A Class A4B, 5.46% 3/20/10 (a)(d)	2,700,000	2,700,985
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6% 1/15/10 (d)	204,635	204,727
Series 2004-B Class A4, 5.43% 8/15/11 (d)	1,700,000	1,700,526
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,805,740
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (d)	500,000	501,583
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,237,899
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (d)	1,125,000	1,132,586
Series 2004-B1 Class B1, 5.76% 11/15/11 (d)	1,180,000	1,185,530
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(d)	265,000	265,408
Class B, 6.07% 7/20/39 (a)(d)	140,000	141,039
Class C, 6.42% 7/20/39 (a)(d)	180,000	181,180
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (d)	$ 445,000	$ 441,540
Class M9, 7.22% 7/25/36 (d)	285,000	281,472
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	125,000	107,383
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (d)	1,000,000	1,000,000
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	10,659	10,682
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (d)	91,792	92,208
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(d)	617,572	616,700
Chase Credit Card Owner Trust:
Series 2003-6 Class C, 6.12% 2/15/11 (d)	2,210,000	2,232,152
Series 2004-1 Class B, 5.52% 5/15/09 (d)	295,000	294,990
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (d)	1,645,000	1,653,339
Series 2006-C3 Class C3, 5.55% 6/15/11 (d)	1,975,000	1,975,816
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	444,211	439,633
Class D, 4.51% 11/20/12	209,796	207,703
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 5.6956% 6/25/09 (d)	655,000	656,001
Series 2002-C1 Class C1, 6.36% 2/9/09 (d)	900,000	900,131
Series 2003-C1 Class C1, 6.46% 4/7/10 (d)	1,685,000	1,703,615
Series 2006-C4 Class C4, 5.57% 1/9/12 (d)	2,365,000	2,365,000
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC2 Class A2B, 5.51% 9/25/36 (d)	2,000,000	1,999,987
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.37% 4/25/46 (a)(d)	3,195,000	3,195,320
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	691,442	683,006
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (d)	26,612	26,627
Series 2003-BC1 Class M2, 7.32% 9/25/32 (d)	224,448	224,934
Series 2003-SD3 Class A1, 5.74% 12/25/32 (a)(d)	7,617	7,640
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	375,000	376,178
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (d)	1,780,784	1,784,055
Class M1, 5.82% 6/25/34 (d)	100,000	100,413
Series 2004-4 Class M2, 5.85% 6/25/34 (d)	315,000	316,242
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (d)	$ 765,709	$ 765,928
Class MV1, 5.72% 7/25/35 (d)	435,000	436,400
Class MV2, 5.76% 7/25/35 (d)	525,000	527,005
Series 2005-AB1 Class A2, 5.53% 8/25/35 (d)	2,022,427	2,024,685
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	3,881,359	3,889,243
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,774,996	1,773,655
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-FRE1 Class B1, 7.12% 4/25/34 (d)	605,000	605,215
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (d)	550,000	552,574
Series 2005-1 Class B, 5.47% 9/16/10 (d)	1,580,000	1,582,612
Series 2005-3 Class B, 5.51% 5/15/11 (d)	2,000,000	2,003,069
Series 2006-1 Class B1, 5.47% 8/16/11 (d)	1,845,000	1,847,233
Series 2006-2 Class B1, 5.44% 1/17/12 (d)	2,000,000	2,001,427
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,530,000	1,529,771
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6% 5/28/35 (d)	133,773	133,773
Class AB3, 5.7481% 5/28/35 (d)	32,052	32,123
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (d)	1,500,000	1,501,311
Series 2005-2 Class 2A1, 5.44% 12/25/35 (d)	505,024	505,050
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (d)	880,000	880,183
Class M1, 5.63% 7/25/36 (d)	1,765,000	1,766,748
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	25,000	25,028
Class M4, 6.22% 3/25/34 (d)	25,000	25,063
Series 2004-FF8 Class M3, 6.27% 10/25/34 (d)	1,760,000	1,784,738
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (d)	990,000	989,992
Class M1, 5.58% 10/25/36 (d)	880,000	880,246
Series 2006-FF18 Class M1, 5.55% 12/25/37 (d)	3,500,000	3,500,000
Series 2007-FF1:
Class A2C, 5.46% 1/25/38 (d)	1,940,000	1,940,000
Class M1, 5.55% 1/25/38 (d)	375,000	375,000
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	825,270
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (d)	$ 1,375,000	$ 1,375,339
Class B, 5.76% 5/15/10 (d)	1,110,000	1,111,667
Series 2006-3:
Class A, 5.5% 6/15/11 (d)	990,000	990,735
Class B, 5.77% 6/15/11 (d)	1,405,000	1,406,081
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	1,535,000	1,533,052
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (d)	239,500	241,306
Series 2004-B Class M1, 5.9% 5/25/34 (d)	205,000	206,150
Series 2004-C:
Class 2A2, 5.87% 8/25/34 (d)	26,878	26,888
Class M1, 5.97% 8/25/34 (d)	540,000	543,449
Series 2005-A:
Class 2A2, 5.56% 2/25/35 (d)	170,721	170,760
Class M1, 5.75% 1/25/35 (d)	225,000	226,289
Class M2, 5.78% 1/25/35 (d)	325,000	326,551
Class M3, 5.81% 1/25/35 (d)	175,000	175,986
Class M4, 6% 1/25/35 (d)	125,000	126,003
Series 2006-A:
Class M3, 5.7% 5/25/36 (d)	455,000	455,301
Class M4, 5.72% 5/25/36 (d)	685,000	685,450
Class M5, 5.82% 5/25/36 (d)	365,000	365,479
Series 2006-E Class M1, 5.61% 1/25/37 (d)	1,725,000	1,725,000
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(d)	178,494	179,156
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (d)	925,000	926,043
Series 2006-1:
Class B, 5.43% 9/17/12 (d)	585,000	585,430
Class C, 5.56% 9/17/12 (d)	455,000	455,334
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,321,631
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (d)	2,490,000	2,490,000
Series 6 Class B, 5.51% 2/17/09 (d)	75,000	75,000
Series 8 Class C, 5.65% 6/15/10 (d)	2,650,000	2,650,000
Series 9:
Class B, 5.47% 9/15/10 (d)	485,000	485,000
Class C, 5.63% 9/15/10 (d)	1,800,000	1,801,674
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (d)	$ 2,606	$ 2,642
Series 2003-FM1 Class M1, 6.55% 3/20/33 (d)	636,784	637,017
Series 2004-AHL Class A2D, 5.68% 8/25/34 (d)	415,584	416,899
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (d)	168,544	168,811
Class M2, 6.72% 11/25/33 (d)	124,861	125,219
Series 2004-FM2 Class M1, 5.82% 1/25/34 (d)	249,683	249,683
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (d)	320,000	319,998
Class M2, 6.47% 5/25/34 (d)	150,000	151,218
Series 2005-6 Class A2, 5.53% 6/25/35 (d)	1,800,000	1,798,784
Series 2005-9 Class 2A1, 5.44% 8/25/35 (d)	724,934	724,476
Series 2005-HE2 Class M, 5.75% 3/25/35 (d)	1,220,000	1,225,763
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	993,982	993,625
Series 2005-NC1 Class M1, 5.77% 2/25/35 (d)	1,205,000	1,211,531
Series 2006-FM3 Class ABS, 5.55% 11/25/36 (d)	2,045,000	2,043,168
Series 2006-HE5 Class M7, 6.15% 8/25/36 (d)	1,495,000	1,482,098
Series 2006-NC2 Class M4, 5.67% 6/25/36 (d)	1,541,000	1,542,013
Series 2007-FM1 Class M1, 5.59% 12/25/36 (d)	1,000,000	999,375
Series 2007-NC1 Class M7, 6.292% 2/25/37 (b)(d)	3,655,000	3,655,000
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(d)	1,888,032	1,889,165
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(d)	450,000	450,000
Class C, 5.87% 9/25/46 (a)(d)	1,150,000	1,150,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(d)	1,700,000	1,702,038
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (d)	165,729	165,908
Series 2003-1 Class M1, 6.82% 6/25/33 (d)	524,845	525,311
Series 2003-2 Class M1, 6.2% 8/25/33 (d)	66,323	66,376
Series 2003-3 Class M1, 6.18% 8/25/33 (d)	320,568	320,733
Series 2003-4 Class M1, 6.12% 10/25/33 (d)	96,601	96,702
Series 2003-5:
Class A2, 5.67% 12/25/33 (d)	10,566	10,580
Class M1, 6.02% 12/25/33 (d)	160,000	160,353
Class M2, 7.05% 12/25/33 (d)	70,000	70,369
Series 2003-7:
Class A2, 5.7% 3/25/34 (d)	2,079	2,082
Class M1, 5.97% 3/25/34 (d)	795,000	797,100
Series 2003-8 Class M1, 6.04% 4/25/34 (d)	192,210	192,894
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2004-4 Class A2, 5.64% 10/25/34 (d)	$ 60,789	$ 60,814
Series 2004-6 Class A2, 5.67% 12/25/34 (d)	155,811	155,955
Series 2005-1:
Class M1, 5.75% 5/25/35 (d)	1,270,000	1,275,217
Class M2, 5.77% 5/25/35 (d)	1,410,000	1,415,316
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (d)	1,233,226	1,233,833
Class M1, 5.77% 7/25/35 (d)	890,000	893,451
Series 2007-1 Class M1, 5.56% 5/25/37 (b)(d)	1,940,000	1,938,365
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (d)	108,340	108,811
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.4% 1/18/11 (d)	1,000,000	1,000,129
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	2,713,161	2,713,166
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,501,368
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,069,989
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	216,715	217,184
Class M2, 5.81% 1/20/35 (d)	161,333	161,886
Series 2005-3:
Class A1, 5.58% 1/20/35 (d)	488,785	489,222
Class M1, 5.74% 1/20/35 (d)	287,019	287,533
Series 2006-2:
Class M1, 5.62% 3/20/36 (d)	711,956	712,092
Class M2, 5.64% 3/20/36 (d)	1,175,360	1,175,584
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.57% 6/25/35 (d)	193,116	193,176
Class M1, 5.79% 6/25/35 (d)	550,000	551,992
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,805,000	1,804,700
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.5% 11/25/36 (d)	3,000,000	2,998,710
Keycorp Student Loan Trust Series 1999-A Class A2, 5.6956% 12/27/09 (d)	197,985	198,520
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	1,565,000	1,564,446
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.14% 6/25/33 (d)	462,597	462,803
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	337,423	338,641
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class 2A3, 5.5% 7/25/36 (d)	$ 1,435,000	$ 1,435,675
Class M4, 5.71% 7/25/36 (d)	425,000	425,294
Class M5, 5.74% 7/25/36 (d)	265,000	265,090
Class M6, 5.8% 7/25/36 (d)	265,000	264,723
Series 2006-7 Class M10, 7.6846% 8/25/36 (d)	675,000	593,578
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.87% 7/25/34 (d)	132,603	132,812
Series 2004-HE1 Class M1, 5.97% 9/25/34 (d)	685,000	690,445
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.7% 10/15/09 (d)	1,034,000	1,034,944
Series 2002-B4 Class B4, 5.82% 3/15/10 (d)	630,000	631,847
Series 2003-B1 Class B1, 5.76% 7/15/10 (d)	1,510,000	1,516,023
Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	125,000	125,534
Series 2003-B3 Class B3, 5.695% 1/18/11 (d)	1,550,000	1,556,126
Series 2003-B5 Class B5, 5.69% 2/15/11 (d)	2,000,000	2,010,056
Series 2003-C2 Class C2, 6.92% 6/15/10 (d)	2,000,000	2,027,880
Series 2005-C3 Class C, 5.59% 3/15/11 (d)	2,830,000	2,836,513
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (d)	200,000	200,654
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	141,466	142,380
Class M2, 5.87% 7/25/34 (d)	25,000	25,060
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (d)	145,146	145,648
Series 2004-HE2:
Class A1B, 5.79% 8/25/35 (d)	152,511	153,235
Class A2B, 5.7% 8/25/35 (d)	168,440	168,543
Metris Master Trust Series 2005-1A Class C, 6.02% 3/21/11 (a)(d)	1,950,000	1,950,411
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	125,000	125,549
Series 2003-NC10 Class M1, 6% 10/25/33 (d)	792,708	794,642
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	119,992	120,202
Series 2004-HE6 Class A2, 5.66% 8/25/34 (d)	228,703	229,264
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	347,703	349,133
Series 2004-NC6 Class A2, 5.66% 7/25/34 (d)	21,717	21,724
Series 2005-1 Class M2, 5.79% 12/25/34 (d)	570,000	572,968
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (d)	150,000	150,985
Class M2, 5.79% 12/25/34 (d)	385,000	387,273
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (d)	$ 370,000	$ 372,542
Class M2, 5.76% 1/25/35 (d)	265,000	266,117
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (d)	325,000	326,857
Class M2, 5.79% 1/25/35 (d)	325,000	325,997
Class M3, 5.83% 1/25/35 (d)	325,000	327,070
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (d)	440,000	440,500
Class M2:
5.62% 6/25/36 (d)	770,000	770,863
5.63% 6/25/36 (d)	550,000	550,406
Class M4, 5.67% 6/25/36 (d)	1,160,000	1,160,852
Series 2006-HE5 Class B1, 6.29% 8/25/36 (d)	2,415,000	2,389,899
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (d)	299,482	299,670
Series 2001-NC1 Class M2, 6.925% 10/25/31 (d)	9,059	9,068
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	38,950	38,990
Series 2002-AM3 Class A3, 5.81% 2/25/33 (d)	14,114	14,127
Series 2002-HE1 Class M1, 6.22% 7/25/32 (d)	589,105	596,446
Series 2002-NC3 Class M1, 6.04% 8/25/32 (d)	100,000	100,069
Series 2002-OP1 Class M1, 6.445% 9/25/32 (d)	374,031	374,295
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (d)	2,050,000	2,045,301
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (d)	595,000	597,458
Class M2, 5.8% 3/25/35 (d)	595,000	597,770
Class M3, 5.84% 3/25/35 (d)	290,000	291,951
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (d)	815,513	815,792
Series 2005-A Class A4, 5.37% 8/15/11 (d)	2,210,000	2,210,605
Nomura Home Equity Loan Trust Series 2007-2 Class 2A3, 5.48% 1/25/37 (d)	947,000	947,000
Nomura Home Equity Loan, Inc. Series 2006-HE3:
Class M7, 6.12% 7/25/36 (d)	485,000	480,930
Class M8, 6.27% 7/25/36 (d)	340,000	335,171
Class M9, 7.17% 7/25/36 (d)	490,000	483,070
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	100,000	100,549
Class M4, 6.295% 6/25/34 (d)	170,000	170,846
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.77% 12/25/33 (d)	42,712	42,838
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	$ 965,000	$ 965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (d)	1,025,000	1,031,607
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (d)	554,064	554,127
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (d)	945,000	954,624
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (d)	565,000	571,640
Class M2, 6% 9/25/34 (d)	160,000	161,236
Class M3, 6.57% 9/25/34 (d)	310,000	313,079
Class M4, 6.77% 9/25/34 (d)	435,000	439,640
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (d)	60,474	60,495
Series 2004-WWF1 Class A5, 5.79% 1/25/35 (d)	55,588	55,629
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (d)	100,998	101,057
Class M2, 5.84% 1/25/35 (d)	1,130,000	1,135,988
Class M3, 5.88% 1/25/35 (d)	425,000	428,183
Class M5, 6.2% 1/25/35 (d)	400,000	403,642
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (d)	910,000	913,483
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(d)	2,160,000	2,165,551
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(d)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (d)	1,300,000	1,316,065
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (d)	250,000	250,025
Class 2M3, 6.77% 6/25/34 (d)	250,000	250,026
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (d)	437,922	437,993
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.64% 3/25/29 (d)	10,211	10,219
Series 2005-KS7 Class A1, 5.42% 8/25/35 (d)	66,390	66,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (d)	1,451	1,453
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.85% 3/25/35 (d)	640,000	640,228
Series 2004-2 Class MV1, 5.9% 8/25/35 (d)	415,000	415,477
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4, Class M1, 5.59% 11/25/36 (d)	890,000	890,000
Series 2007-HE1 Class M1, 5.57% 12/25/36 (d)	955,000	955,000
Series 2007-NC1 Class M1, 5.56% 12/25/36 (d)	2,035,000	2,035,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(d)	$ 2,924,057	$ 2,924,042
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(d)	1,140,000	1,139,726
Class C, 5.7% 8/15/11 (a)(d)	520,000	519,875
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (d)	1,000,000	1,003,107
Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	260,000	261,063
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.52% 1/25/37 (d)	1,215,000	1,215,000
Class M1, 5.62% 1/25/37 (d)	1,180,000	1,180,000
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (d)	1,135,000	1,136,801
Series 2004-8 Class M5, 6.47% 9/25/34 (d)	290,000	292,579
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(d)	485,000	489,538
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	25,664	25,814
Series 2007-BC1 Class M1, 5.55% 2/25/37 (d)	1,175,000	1,175,000
Superior Wholesale Inventory Financing Trust Series 2004-A10 Class B, 5.6% 9/15/11 (d)	1,625,000	1,622,984
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	675,000	675,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	980,000	989,326
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (d)	21,802	21,898
Series 2003-6HE Class A1, 5.79% 11/25/33 (d)	17,086	17,165
Series 2005-14HE Class AF1, 5.46% 8/25/36 (d)	312,834	312,859
Series 2006-9HGA Class A1, 5.43% 10/25/37 (d)	1,301,826	1,301,592
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,011,016	2,010,601
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(d)	2,165,000	2,164,070
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	597,650	597,662
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	2,615,000	2,612,671
WaMu Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,150,259	1,146,118
WaMu Master Note Trust Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(d)	3,025,000	3,025,000
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	226,675	224,421
Series 2004-4 Class D, 3.58% 5/17/12	208,520	205,656
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
WFS Financial Owner Trust: - continued
Series 2005-1 Class D, 4.09% 8/15/12	$ 220,978	$ 218,362
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	2,032,529	2,032,529
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (a)	870,713	866,882
TOTAL ASSET-BACKED SECURITIES (Cost $295,895,552)		295,966,342
Collateralized Mortgage Obligations - 12.4%

Private Sponsor - 9.2%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (d)	1,000,000	1,000,000
Class M1, 5.57% 11/25/36 (d)	530,000	530,000
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (d)	1,232,220	1,229,968
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0956% 8/25/35 (d)	1,743,282	1,744,348
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	1,353,794	1,356,367
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	799,012	799,734
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (d)	1,205,000	1,205,799
Class M5, 5.74% 8/25/36 (d)	860,000	860,560
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (d)	386,031	386,730
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	107,826	107,943
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	271,028	270,566
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	1,150,817	1,153,753
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (d)	111,162	111,350
Class 6M2, 5.8% 6/25/35 (d)	1,375,000	1,382,896
Series 2005-3 Class 8A2, 5.56% 7/25/35 (d)	1,012,396	1,014,654
Series 2005-5 Class 6A2, 5.55% 9/25/35 (d)	861,881	862,655
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	567,168	568,815
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (d)	56,259	56,353
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	27,627	27,641
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	$ 63,040	$ 63,076
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	88,341	88,487
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (d)	158,793	159,275
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (d)	100,009	100,152
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (d)	502,369	503,493
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.1% 10/25/36 (d)	1,205,000	1,205,000
Class M8, 6.3% 10/25/36 (d)	525,000	514,148
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (d)	99,811	99,895
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.43% 10/11/41 (a)(d)	2,784,009	2,784,454
Class CB, 5.64% 10/11/41 (a)(d)	260,000	259,990
Class DB, 5.83% 10/11/41 (a)(d)	1,060,000	1,059,958
Granite Master Issuer PLC:
floater:
Series 2005-1 Class A3, 5.445% 12/21/24 (d)	700,000	700,171
Series 2005-2 Class C1, 5.875% 12/20/54 (d)	1,200,000	1,201,560
Series 2005-4:
Class C1, 5.805% 12/20/54 (d)	925,000	925,145
Class M2, 5.655% 12/20/54 (d)	1,830,000	1,830,858
Series 2006-3 Class C2, 5.86% 12/20/54 (d)	1,230,000	1,230,000
Series 2007-1:
Class 1C1, 5.6387% 12/20/54 (d)	555,000	554,980
Class 1M1, 5.4887% 12/20/54 (d)	500,000	499,982
Class 2B1, 5.4587% 12/20/54 (d)	535,000	534,980
Class 2C1, 5.7687% 12/20/54 (d)	295,000	294,989
Class 2M1, 5.5887% 12/20/54 (d)	645,000	644,976
Series 2006-4:
Class B1, 5.46% 12/20/54 (d)	1,250,000	1,249,938
Class C1, 5.75% 12/20/54 (d)	765,000	764,954
Class M1, 5.54% 12/20/54 (d)	330,000	329,980
Granite Mortgages PLC floater Series 2004-3:
Class 1B, 5.525% 9/20/44 (d)	22,562	22,563
Class 1C, 5.955% 9/20/44 (d)	104,350	104,378
Class 1M, 5.635% 9/20/44 (d)	11,281	11,282
GSAMP Trust floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (d)	818,230	820,478
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.63% 7/15/40 (a)(d)	$ 415,000	$ 414,988
Class 2A, 5.39% 7/15/40 (a)(d)	1,040,000	1,039,969
Class 2C, 5.71% 7/15/40 (a)(d)	975,000	974,971
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (d)	455,991	457,777
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1:
Class 2A3, 5.4867% 12/25/36 (d)	1,635,000	1,635,000
Class M1, 5.5667% 12/25/36 (d)	670,000	670,000
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (d)	401,406	401,771
Series 2004-6 Class 1A2, 5.71% 10/25/34 (d)	127,477	127,569
Series 2005-1:
Class M1, 5.81% 4/25/35 (d)	217,485	218,018
Class M2, 5.85% 4/25/35 (d)	384,605	385,493
Class M3, 5.88% 4/25/35 (d)	93,862	94,251
Class M4, 6.1% 4/25/35 (d)	57,233	57,447
Class M5, 6.12% 4/25/35 (d)	57,233	57,447
Class M6, 6.17% 4/25/35 (d)	89,283	89,554
Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	964,428	966,076
Series 2005-4 Class 1B1, 6.62% 5/25/35 (d)	407,537	407,601
Series 2005-7:
Class M1, 5.8% 11/25/35 (d)	170,355	170,522
Class M2, 5.84% 11/25/35 (d)	127,766	128,113
Class M3, 5.94% 11/25/35 (d)	638,830	640,710
Class M4, 5.98% 11/25/35 (d)	305,219	306,069
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	812,535	814,916
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (d)	2,402,434	2,402,434
Series 2006-GP1 Class A1, 5.41% 5/25/46 (d)	1,775,702	1,774,801
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (d)	58,942	59,076
Class 2A1, 5.7% 11/25/34 (d)	167,571	167,869
Class 2A2, 5.76% 11/25/34 (d)	36,891	36,968
Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	200,482	200,692
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2328% 8/25/17 (d)	472,353	477,072
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (d)	1,015,000	1,014,237
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (d)	$ 115,439	$ 115,990
Class 2A2, 5.87% 3/25/28 (d)	41,228	41,328
Series 2003-B Class A1, 5.66% 4/25/28 (d)	115,177	115,713
Series 2003-D Class A, 5.63% 8/25/28 (d)	533,871	534,704
Series 2003-E Class A2, 5.79% 10/25/28 (d)	187,342	187,488
Series 2003-F Class A2, 5.76% 10/25/28 (d)	204,016	204,249
Series 2004-A Class A2, 5.67% 4/25/29 (d)	274,854	274,818
Series 2004-B Class A2, 5.6388% 6/25/29 (d)	273,525	273,626
Series 2004-C Class A2, 5.67% 7/25/29 (d)	351,202	351,514
Series 2004-D Class A2, 5.82% 9/25/29 (d)	380,586	380,904
Series 2004-E Class A2D, 5.97% 11/25/29 (d)	392,445	393,749
Series 2004-G Class A2, 5.67% 11/25/29 (d)	158,834	158,867
Series 2005-A Class A2, 5.71% 2/25/30 (d)	443,053	443,540
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	441,185	441,548
Series 2003-G Class XA1, 1% 1/25/29 (f)	1,253,304	7,977
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (d)	391,763	391,971
Class A2, 5.77% 12/25/34 (d)	529,172	532,544
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,685,322	1,689,108
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (d)	920,000	919,804
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.0731% 6/10/42 (d)	1,145,000	1,148,670
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.4631% 6/10/11 (d)	3,750,000	3,750,750
Class C, 6.0031% 6/10/42 (d)	390,000	391,044
Series 3 Class C, 6.1531% 6/10/42 (d)	1,030,000	1,040,574
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.8% 6/10/42 (d)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.68% 6/10/42 (d)	1,685,000	1,686,307
Permanent Financing No. 8 PLC floater:
Series 3C, 5.87% 6/10/42 (d)	910,000	910,491
Series 8 Class 2C, 5.75% 6/10/42 (d)	1,435,000	1,435,880
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.76% 7/17/42 (d)	2,645,000	2,644,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.45% 9/25/46 (d)	2,754,901	2,754,901
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 181,457	$ 182,818
Series 2004-SL2 Class A1, 6.5% 10/25/16	65,196	66,012
Series 2005-AR5 Class 1A1, 4.8311% 9/19/35 (d)	498,602	498,539
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	96,746	97,215
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	1,193,697	5,173
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (d)	189,994	189,963
Series 2004-1 Class A, 5.6906% 2/20/34 (d)	141,427	141,476
Series 2004-10 Class A4, 5.7469% 11/20/34 (d)	405,962	406,902
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	664,946	665,869
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	518,607	518,779
Series 2004-5 Class A3, 5.65% 6/20/34 (d)	181,315	181,324
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (d)	210,735	211,059
Class A3B, 5.81% 7/20/34 (d)	421,469	421,789
Series 2004-7:
Class A3A, 5.775% 8/20/34 (d)	234,559	234,797
Class A3B, 6% 7/20/34 (d)	455,454	456,796
Series 2004-8 Class A2, 5.82% 9/20/34 (d)	663,899	664,645
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	378,330	379,307
Series 2005-2 Class A2, 5.7% 3/20/35 (d)	659,639	661,061
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.67% 9/25/36 (d)	640,000	624,000
Class M4, 5.72% 9/25/36 (d)	960,000	959,664
Class M7, 6.15% 9/25/36 (d)	330,000	328,763
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(d)	97,969	98,040
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(d)	1,155,000	776,045
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.34% 9/25/36 (d)	2,255,000	2,252,693
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (d)	1,723,124	1,728,237
Series 2005-3 Class A4, 5.59% 10/25/35 (d)	2,105,769	2,103,085
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR13 Class A1C1, 5.54% 10/25/45 (d)	$ 118,700	$ 118,717
Series 2005-AR17 Class A1C1, 5.51% 12/25/45 (d)	253,068	253,135
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (d)	22,978	22,983
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	115,838	115,318
Series 2006-AR11 Class C1B1, 5.59% 9/25/46 (d)	1,311,399	1,311,485
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	51,284	52,587
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6742% 8/25/34 (d)	749,543	745,523
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (d)	4,288,938	4,200,276
Series 2005-AR12 Class 2A1, 4.3203% 7/25/35 (d)	2,381,103	2,343,536
TOTAL PRIVATE SPONSOR		98,263,377
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (d)	91,094	91,559
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	315,845	315,040
Series 2003-24 Class PB, 4.5% 12/25/12	1,186,541	1,180,366
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	827,560	847,339
Series 2002-11 Class QF, 5.82% 3/25/32 (d)	124,504	125,738
Series 2002-36 Class FT, 5.82% 6/25/32 (d)	123,938	124,921
Series 2002-49 Class FB, 5.92% 11/18/31 (d)	1,297,621	1,315,458
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	282,178	290,498
Series 2002-64 Class FE, 5.67% 10/18/32 (d)	59,905	60,233
Series 2002-68 Class FH, 5.82% 10/18/32 (d)	2,437,897	2,461,991
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	80,933	81,495
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	578,039	595,069
Series 2003-11:
Class DF, 5.77% 2/25/33 (d)	61,712	62,093
Class EF, 5.77% 2/25/33 (d)	31,369	31,575
Series 2003-122 Class FL, 5.67% 7/25/29 (d)	459,614	461,902
Series 2004-33 Class FW, 5.72% 8/25/25 (d)	784,676	789,377
Series 2004-54 Class FE, 6.47% 2/25/33 (d)	508,219	509,778
Series 2005-72 Class FG, 5.57% 5/25/35 (d)	6,270,506	6,277,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 89,918	$ 89,704
Series 2002-52 Class PA, 6% 4/25/31	6,075	6,078
Series 2002-50 Class LE, 7% 12/25/29	20,979	20,998
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	64,349	176
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,265,166	1,284,253
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (d)	1,201,054	1,205,861
Series 2406:
Class FP, 6.3% 1/15/32 (d)	1,056,334	1,085,394
Class PF, 6.3% 12/15/31 (d)	1,037,488	1,065,975
Series 2410 Class PF, 6.3% 2/15/32 (d)	2,850,475	2,920,500
Series 2448 Class FT, 6.32% 3/15/32 (d)	1,295,216	1,327,785
Series 2526 Class FC, 5.72% 11/15/32 (d)	17,481	17,595
Series 2538 Class FB, 5.72% 12/15/32 (d)	155,018	156,111
Series 2551 Class FH, 5.77% 1/15/33 (d)	55,894	56,279
Series 2553 Class FB, 5.82% 3/15/29 (d)	2,498,814	2,512,807
Series 2577 Class FW, 5.82% 1/15/30 (d)	1,690,370	1,700,759
Series 2650 Class FV, 5.72% 12/15/32 (d)	1,575,963	1,587,295
Series 2861 Class JF, 5.62% 4/15/17 (d)	729,108	732,270
Series 2994 Class FB, 5.47% 6/15/20 (d)	607,396	606,800
Series 3066 Class HF, 0% 1/15/34 (d)	60,232	57,215
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	375,605	374,720
Series 2614 Class IC, 4.5% 12/15/10 (f)	273,991	1,282
Series 2676 Class KN, 3% 12/15/13	585,647	581,162
Series 2683 Class UH, 3% 3/15/19	195,011	194,594
Series 2776 Class UJ, 4.5% 5/15/20 (f)	228,436	4,062
Series 2828 Class JA, 4.5% 1/15/10	304,112	303,334
Series 1803 Class A, 6% 12/15/08	238,308	238,538
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (d)	$ 94,066	$ 94,633
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	148,445	148,954
TOTAL U.S. GOVERNMENT AGENCY		33,996,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,553,894)		132,260,316
Commercial Mortgage Securities - 6.0%

Banc of America Large Loan Trust floater Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(d)	170,000	170,024
Class F, 5.63% 10/15/19 (a)(d)	170,000	170,024
Class G, 5.65% 10/15/19 (a)(d)	125,000	125,019
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (a)(d)	70,000	70,060
Class J, 7.27% 11/15/15 (a)(d)	95,000	95,042
Class K, 7.92% 11/15/15 (a)(d)	90,000	89,938
Series 2005-BBA6:
Class B, 5.53% 1/15/19 (a)(d)	390,000	390,103
Class C, 5.57% 1/15/19 (a)(d)	400,000	400,106
Class D, 5.62% 1/15/19 (a)(d)	390,000	390,103
Class E, 5.66% 1/15/19 (a)(d)	245,000	245,058
Class F, 5.71% 1/15/19 (a)(d)	165,000	165,039
Class G, 5.74% 1/15/19 (a)(d)	125,000	125,033
Series 2005-ESHA:
Class F, 6.07% 7/14/20 (a)(d)	860,000	860,962
Class G, 6.2% 7/14/20 (a)(d)	585,000	585,654
Class H, 6.42% 7/14/20 (a)(d)	720,000	720,803
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(d)	475,000	475,339
Class C, 5.63% 3/15/22 (a)(d)	200,000	200,168
Class D, 5.68% 3/15/22 (a)(d)	205,000	205,198
Class E, 5.72% 3/15/22 (a)(d)	390,000	390,391
Class F, 5.79% 3/15/22 (a)(d)	200,000	200,200
Class G, 5.85% 3/15/22 (a)(d)	130,000	130,130
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2006-LAQ:
Class H, 6% 2/9/21 (a)(d)	$ 440,000	$ 440,489
Class J, 6.09% 2/9/21 (a)(d)	320,000	320,355
Class K, 6.32% 2/9/21 (a)(d)	880,000	880,971
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(d)(f)	44,830,000	13,449
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	938,219	938,344
Class B, 6.28% 7/14/11 (a)(d)	467,860	467,597
Class C, 6.43% 7/14/11 (a)(d)	936,970	937,094
Class D, 7.061% 7/14/11 (a)(d)	544,559	545,126
Bayview Commercial Asset Trust:
floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(d)	171,323	171,457
Series 2003-2 Class A, 5.9% 12/25/33 (a)(d)	515,248	516,697
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	338,461	338,937
Class B, 7.22% 4/25/34 (a)(d)	56,410	56,833
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(d)	416,695	417,867
Class M1, 5.9% 8/25/34 (a)(d)	133,473	134,015
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	601,745	602,967
Class A2, 5.74% 1/25/35 (a)(d)	70,794	70,937
Class M1, 5.82% 1/25/35 (a)(d)	106,190	106,506
Class M2, 6.32% 1/25/35 (a)(d)	70,794	71,380
Series 2005-2A:
Class M1, 5.75% 8/25/35 (a)(d)	159,213	159,056
Class M2, 5.8% 8/25/35 (a)(d)	266,789	267,570
Class M3, 5.82% 8/25/35 (a)(d)	146,303	146,732
Class M4, 5.93% 8/25/35 (a)(d)	133,394	134,634
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(d)	733,256	734,665
Class M1, 5.76% 11/25/35 (a)(d)	104,751	105,376
Class M2, 5.81% 11/25/35 (a)(d)	144,032	145,251
Class M3, 5.83% 11/25/35 (a)(d)	130,939	132,045
Class M4, 5.92% 11/25/35 (a)(d)	161,491	161,888
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(d)	1,014,822	1,018,152
Class B1, 6.72% 1/25/36 (a)(d)	92,257	92,776
Class M1, 5.77% 1/25/36 (a)(d)	369,026	370,641
Class M2, 5.79% 1/25/36 (a)(d)	92,257	92,660
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 5.82% 1/25/36 (a)(d)	$ 184,513	$ 185,378
Class M4, 5.93% 1/25/36 (a)(d)	92,257	92,776
Class M5, 5.97% 1/25/36 (a)(d)	92,257	92,776
Class M6, 6.02% 1/25/36 (a)(d)	92,257	92,732
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(d)	1,643,264	1,644,804
Class A2, 5.6% 7/25/36 (a)(d)	276,955	276,955
Class B1, 6.19% 7/25/36 (a)(d)	101,550	101,550
Class B3, 8.02% 7/25/36 (a)(d)	166,173	166,173
Class M1, 5.63% 7/25/36 (a)(d)	290,802	290,802
Class M2, 5.65% 7/25/36 (a)(d)	207,716	207,716
Class M3, 5.67% 7/25/36 (a)(d)	161,557	161,557
Class M4, 5.74% 7/25/36 (a)(d)	110,782	110,782
Class M5, 5.79% 7/25/36 (a)(d)	133,861	133,861
Class M6, 5.86% 7/25/36 (a)(d)	212,332	212,332
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(d)	1,273,900	1,279,871
Class B1, 6.12% 10/25/36 (a)(d)	150,729	149,339
Class B2, 6.67% 10/25/36 (a)(d)	97,244	96,196
Class B3, 7.92% 10/25/36 (a)(d)	175,040	172,004
Class M4, 5.75% 10/25/36 (a)(d)	150,729	151,388
Class M5, 5.8% 10/25/36 (a)(d)	189,626	190,545
Class M6, 5.88% 10/25/36 (a)(d)	374,390	376,438
Series 2007-1:
Class A2, 5.61% 3/25/37 (a)(d)	355,000	355,000
Class B1, 5.88% 3/25/37 (a)(d)	115,000	115,000
Class B2, 6.67% 3/25/37 (a)(d)	80,000	80,000
Class B3, 9.07% 3/25/37 (a)(d)	235,000	235,000
Class M1, 5.63% 3/25/37 (a)(d)	95,000	95,000
Class M2, 5.65% 3/25/37 (a)(d)	70,000	70,000
Class M3, 5.68% 3/27/37 (a)(d)	65,000	65,000
Class M4, 5.76% 3/25/37 (a)(d)	50,000	50,000
Class M5, 5.8% 3/25/37 (a)(d)	80,000	80,000
Class M6, 5.88% 3/25/37 (a)(d)	110,000	110,000
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.02% 6/15/17 (a)(d)	960,000	960,175
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(d)	1,000,000	1,003,884
Class H, 7.57% 11/15/14 (a)(d)	150,000	150,360
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.77% 7/15/16 (a)(d)	$ 2,369	$ 2,370
Class D, 5.87% 7/15/16 (a)(d)	5,232	5,235
Class E, 6.07% 7/15/16 (a)(d)	3,619	3,623
Class F, 6.12% 7/15/16 (a)(d)	20,242	20,266
Class H, 6.62% 7/15/16 (a)(d)	59,392	59,496
Class J, 6.77% 7/15/16 (a)(d)	22,295	22,345
Class K, 7.67% 7/15/16 (a)(d)	1,340,087	1,344,420
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	1,005,000	1,005,007
Class C, 5.59% 4/15/17 (a)(d)	425,000	425,000
Class D, 5.63% 4/15/17 (a)(d)	345,000	345,027
Class E, 5.69% 4/15/17 (a)(d)	260,000	260,013
Class F, 5.73% 4/15/17 (a)(d)	145,000	145,003
Class G, 5.87% 4/15/17 (a)(d)	145,000	145,004
Class H, 5.94% 4/15/17 (a)(d)	145,000	145,015
Class J, 6.17% 4/15/17 (a)(d)	50,000	50,007
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	290,664	290,744
Class C, 5.62% 11/15/17 (a)(d)	581,328	581,548
Class D, 5.66% 11/15/17 (a)(d)	100,763	100,830
Class E, 5.71% 11/15/17 (a)(d)	155,021	155,112
Class F, 5.77% 11/15/17 (a)(d)	139,519	139,596
Class G, 5.82% 11/15/17 (a)(d)	220,905	221,019
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (a)(d)	1,135,000	1,138,713
Commercial Mortgage Trust Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(d)	1,815,000	1,815,000
Class B, 5.54% 11/5/21 (a)(d)	670,000	670,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 5.49% 11/15/36 (a)(d)	540,000	540,464
CS First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.65% 11/15/19 (a)(d)	2,165,000	2,165,002
Series 2005-TF3A Class A2, 5.6% 11/15/20 (a)(d)	2,261,966	2,262,989
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(d)	300,000	300,069
Class E, 5.65% 4/15/21 (a)(d)	300,000	300,122
Class G, 5.74% 4/15/21 (a)(d)	300,000	300,193
Class H, 6.05% 4/15/21 (a)(d)	300,000	300,139
Class J, 6.12% 4/15/21 (a)(d)	200,000	200,046
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CSMC Commercial Mortgage Trust floater Series 2006-TFLA: - continued
Class K, 6.52% 4/15/21 (a)(d)	$ 1,005,000	$ 1,005,229
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(d)	180,000	180,000
6.57% 10/5/20 (a)(d)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(d)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(d)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(d)	145,000	145,000
Class D, 5.6% 6/6/20 (a)(d)	1,400,000	1,400,000
Class E, 5.69% 6/6/20 (a)(d)	800,000	800,000
Class F, 5.76% 6/6/20 (a)(d)	575,000	575,180
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7219% 10/3/15 (a)(d)	3,000,000	3,020,159
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,535,000	1,535,000
Class B, 5.49% 11/15/18 (a)(d)	534,911	534,911
Class C, 5.53% 11/15/18 (a)(d)	379,937	379,937
Class D, 5.55% 11/15/18 (a)(d)	134,977	134,978
Class E, 5.6% 11/15/18 (a)(d)	199,967	199,967
Class F, 5.65% 11/15/18 (a)(d)	299,950	299,950
Class G, 5.68% 11/15/18 (a)(d)	259,957	259,957
Class H, 5.82% 11/15/18 (a)(d)	199,967	199,967
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(d)	435,000	435,425
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.0034% 11/15/10 (a)(d)(f)	417,400,000	244,638
Morgan Stanley Capital I, Inc.:
floater:
Series 2005-XLF:
Class B, 5.53% 8/15/19 (a)(d)	935,000	935,392
Class C, 5.56% 8/15/19 (a)(d)	75,000	75,026
Class D, 5.58% 8/15/19 (a)(d)	270,000	270,094
Class E, 5.6% 8/15/19 (a)(d)	245,000	245,085
Class F, 5.64% 8/15/19 (a)(d)	170,000	170,059
Class G, 5.69% 8/15/19 (a)(d)	120,000	120,042
Class H, 5.71% 8/15/19 (a)(d)	100,000	100,035
Class J, 5.78% 8/15/19 (a)(d)	75,000	75,021
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.: - continued
floater:
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(d)	$ 570,000	$ 569,996
Class D, 5.57% 7/15/19 (a)(d)	1,195,000	1,194,994
Class E, 5.61% 7/15/19 (a)(d)	1,450,000	1,449,992
Class F, 5.64% 7/15/19 (a)(d)	535,000	534,997
Class G, 5.68% 7/15/19 (a)(d)	385,000	385,829
Series 2005-XLF Class K, 5.97% 8/15/19 (a)(d)	420,000	420,584
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(d)	332,557	333,180
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (a)(d)	63,668	63,682
Class B, 5.62% 10/15/17 (a)(d)	200,000	200,047
Class D, 5.75% 10/15/17 (a)(d)	400,000	400,109
Series 2006-WL7A:
Class F, 5.66% 8/11/18 (a)(d)	1,235,000	1,234,624
Class G, 5.68% 8/11/18 (a)(d)	1,170,000	1,169,469
Class J, 5.92% 8/11/18 (a)(d)	260,000	259,839
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,341,119)		64,355,066
Certificates of Deposit - 2.7%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,998,907
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,998,907
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,998,920
Natexis Banques Populaires NY CD yankee 5.4% 12/18/07	5,000,000	4,999,674
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,999,066
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,998,897
Societe Generale euro 5.05% 2/21/07	4,000,000	3,998,924
TOTAL CERTIFICATES OF DEPOSIT (Cost $28,999,948)		28,993,295
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.52% 4/12/07 (Cost $1,978,227)	2,000,000	1,979,661
Fixed-Income Funds - 26.3%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (e) (Cost $280,066,426)	2,817,310	$ 280,181,519
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.29%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) # (Cost $93,307,000)	$ 93,320,702	93,307,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,075,341,950)		1,075,064,047
NET OTHER ASSETS - (0.8)%		(9,010,264)
NET ASSETS - 100%		$ 1,066,053,783
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	March 2007	$ 111,482,975	$ (163,127)
113 Eurodollar 90 Day Index Contracts	June 2007	111,490,038	(19,490)
113 Eurodollar 90 Day Index Contracts	Sept. 2007	111,515,463	43,940
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,540,888	(122,390)
TOTAL EURODOLLAR CONTRACTS			$ (261,067)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	March 2008	4,936,125	8,155
4 Eurodollar 90 Day Index Contracts	June 2008	3,949,250	6,809
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,962,125	4,763
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,974,775	2,367
1 Eurodollar 90 Day Index Contracts	March 2009	987,388	1,134
TOTAL EURODOLLAR CONTRACTS			23,228
			$ (237,839)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006, Class HE5, 7.32% 8/25/37

	August 2037	$ 600,000	$ (7,570)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(1,433)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Dec. 2035	600,000	(1,638)
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by ..8%	June 2007	1,000,000	(3,392)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(38,169)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	271,487	(2,176)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	141,823	(586)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 845,000	$ (26,208)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(4,944)
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	914
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	1,650,000	873
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,000,000	1,061
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	3,806
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	2,779
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	11,868
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	$ 1,750,000	$ 22,392
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	2,524
TOTAL CREDIT DEFAULT SWAPS		17,703,310	(39,899)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	5,655,000	2,205
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	4,000,000	1,593
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	8,900,000	3,619
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	July 2007	$ 3,000,000	$ 1,195
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	4,000,000	1,354
TOTAL TOTAL RETURN SWAPS		25,555,000	9,966
		$ 43,258,310	$ (29,933)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,171,253 or 13.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $345,777.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$93,307,000 due 2/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 5,948,456
Banc of America Securities LLC	21,131,336
Bank of America, NA	5,287,516
Barclays Capital, Inc.	23,793,821
Citigroup Global Markets, Inc.	1,321,879
Countrywide Securities Corp.	17,184,427
Greenwich Capital Markets, Inc.	133,259
HSBC Securities (USA), Inc.	2,643,758
Societe Generale, New York Branch	2,643,758
UBS Securities LLC	10,575,032
WestLB AG	2,643,758
$ 93,307,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 6,905,152
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 7,500,012	$ 280,181,519	2.2%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
United Kingdom	9.4%
France	1.2%
Others (individually less than 1%)	4.2%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,917,431 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $93,307,000) - See accompanying schedule: Unaffiliated issuers (cost $795,275,524)	$ 794,882,528
Fidelity Central Funds (cost $280,066,426)	280,181,519
Total Investments (cost $1,075,341,950)		$ 1,075,064,047
Cash		225,637
Receivable for investments sold		181,981
Receivable for swap agreements		21,924
Receivable for fund shares sold		2,468,741
Interest receivable		4,779,839
Receivable for daily variation on futures contracts		19,200
Other receivables		2,781
Total assets		1,082,764,150

Liabilities
Payable for investments purchased Regular delivery	$ 7,675,207
Delayed delivery	6,810,000
Payable for fund shares redeemed	1,387,490
Distributions payable	410,282
Swap agreements, at value	29,933
Accrued management fee	279,123
Distribution fees payable	1,821
Other affiliated payables	116,511
Total liabilities		16,710,367

Net Assets		$ 1,066,053,783
Net Assets consist of:
Paid in capital		$ 1,068,982,068
Distributions in excess of net investment income		(128,852)
Accumulated undistributed net realized gain (loss) on investments		(2,253,758)
Net unrealized appreciation (depreciation) on investments		(545,675)
Net Assets		$ 1,066,053,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,324,906 ÷ 1,130,919 shares)	$ 10.01

Maximum offering price per share (100/98.50 of $10.01)	$ 10.16
Class T: Net Asset Value and redemption price per share ($3,548,457 ÷ 354,390 shares)	$ 10.01

Maximum offering price per share (100/98.50 of $10.01)	$ 10.16
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($1,044,841,299 ÷ 104,359,468 shares)	$ 10.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,339,121 ÷ 633,305 shares)	$ 10.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Interest		$ 19,445,236
Income from Fidelity Central Funds		6,905,152
Total income		26,350,388

Expenses
Management fee	$ 1,490,289
Transfer agent fees	472,421
Distribution fees	8,310
Fund wide operations fee	143,339
Independent trustees' compensation	1,546
Miscellaneous	1,145
Total expenses before reductions	2,117,050
Expense reductions	(9,530)	2,107,520
Net investment income		24,242,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,961)
Fidelity Central Funds	35,259
Futures contracts	(524,339)
Swap agreements	76,617
Total net realized gain (loss)		(466,424)
Change in net unrealized appreciation (depreciation) on: Investment securities	(340,241)
Futures contracts	376,760
Swap agreements	(82,002)
Total change in net unrealized appreciation (depreciation)		(45,483)
Net gain (loss)		(511,907)
Net increase (decrease) in net assets resulting from operations		$ 23,730,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,242,868	$ 38,252,086
Net realized gain (loss)	(466,424)	(1,106,422)
Change in net unrealized appreciation (depreciation)	(45,483)	76,542
Net increase (decrease) in net assets resulting from operations	23,730,961	37,222,206
Distributions to shareholders from net investment income	(24,478,659)	(38,283,502)
Share transactions - net increase (decrease)	205,289,573	(51,227,531)
Redemption fees	18,665	28,307
Total increase (decrease) in net assets	204,560,540	(52,260,520)

Net Assets
Beginning of period	861,493,243	913,753,763
End of period (including distributions in excess of net investment income of $128,852 and undistributed net investment income of $106,939, respectively)	$ 1,066,053,783	$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.245	.400	.223	.013
Net realized and unrealized gain (loss)	(.005)	(.009)	(.026)	.011
Total from investment operations	.240	.391	.197	.024
Distributions from net investment income	(.250)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.250)	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.42%	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.68% A	.70%	.70%	.70%A
Expenses net of all reductions	.67% A	.70%	.70%	.70%A
Net investment income	4.91% A	4.00%	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,325	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.248	.404	.222	.013
Net realized and unrealized gain (loss)	(.008)	(.011)	(.025)	.010
Total from investment operations	.240	.393	.197	.023
Distributions from net investment income	(.250)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.250)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.42%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68% A	.68%	.70%	.70%A
Expenses net of all reductions	.68% A	.68%	.70%	.70% A
Net investment income	4.91% A	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,548	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.259	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.007)	(.011)	(.026)	.029	.052
Total from investment operations	.252	.416	.215	.151	.189
Distributions from net investment income	(.262)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	(.003)	-	-
Total distributions	(.262)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	- I	.001	.004
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	2.54%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45% A	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.44% A	.45%	.53%	.55%	.55% A
Net investment income	5.14% A	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,044,841	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	25% A	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.256	.420	.240	.015
Net realized and unrealized gain (loss)	(.005)	(.008)	(.026)	.010
Total from investment operations	.251	.412	.214	.025
Distributions from net investment income	(.261)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.261)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 10.01	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	2.53%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48% A	.49%	.55%	.55% A
Expenses net of all reductions	.47% A	.49%	.55%	.55% A
Net investment income	5.11% A	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,339	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	25% A	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,087,278
Unrealized depreciation	(1,323,923)
Net unrealized appreciation (depreciation)	$ (236,645)

Cost for federal income tax purposes	$ 1,075,300,692

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities and U.S. government securities, aggregated $223,457,364 and $95,763,255, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,870	$ 1,871
Class T	0%	.15%	3,440	74
			$ 8,310	$ 1,945

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,582
Class T	437
$ 5,019

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,906.18
Class T	4,259.19
Ultra-Short Bond	459,827.10
Institutional Class	2,429.13
	$ 472,421

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,145 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8,049. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 1,481

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Class A	$ 160,872	$ 126,997
Class T	114,168	141,086
Ultra-Short Bond	24,107,629	37,977,353
Institutional Class	95,990	38,066
Total	$ 24,478,659	$ 38,283,502

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	823,784	574,958	$ 8,254,904	$ 5,763,274
Reinvestment of distributions	13,991	10,043	140,202	100,637
Shares redeemed	(161,172)	(385,505)	(1,615,610)	(3,863,258)
Net increase (decrease)	676,603	199,496	$ 6,779,496	$ 2,000,653
Class T
Shares sold	120,540	357,260	$ 1,207,788	$ 3,579,216
Reinvestment of distributions	10,642	13,205	106,670	132,333
Shares redeemed	(238,158)	(312,176)	(2,386,815)	(3,129,874)
Net increase (decrease)	(106,976)	58,289	$ (1,072,357)	$ 581,675

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Ultra-Short Bond
Shares sold	37,533,539	39,226,057	$ 376,063,239	$ 393,000,678
Reinvestment of distributions	2,163,960	3,400,651	21,678,320	34,072,273
Shares redeemed	(20,212,819)	(48,147,604)	(202,514,855)	(482,361,462)
Net increase (decrease)	19,484,680	(5,520,896)	$ 195,226,704	$ (55,288,511)
Institutional Class
Shares sold	505,816	190,577	$ 5,066,354	$ 1,908,425
Reinvestment of distributions	1,906	756	19,086	7,577
Shares redeemed	(72,845)	(43,621)	(729,710)	(437,350)
Net increase (decrease)	434,877	147,712	$ 4,355,730	$ 1,478,652

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-USAN-0307
1.804596.103

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 20, 2007